Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Wealth Strategy Portfolio (Class B)	Putnam VT Sustainable Leaders Fund (Class IA)
AB VPS International Growth Portfolio (Class B)	Morgan Stanley VIF Emerging Markets Debt Portfolio
AB VPS International Value Portfolio (Class B)	(Class I)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Morgan Stanley VIF Emerging Markets Equity Portfolio
American Funds IS Asset Allocation Fund (Class 2)	(Class I)
American Funds IS Blue Chip Income and Growth	Morgan Stanley VIF Discovery Portfolio (Class II)
Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
American Funds IS Bond Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
American Funds IS Capital World Bond Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
(formerly American Funds IS Global Bond Fund	Putnam VT George Putnam Balanced Fund (Class IA)
(Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Global Growth and Income Fund	Hartford Capital Appreciation HLS Fund (Class IA)
(Class 2)	Hartford Disciplined Equity HLS Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS Global Small Capitalization Fund	Hartford International Opportunities HLS Fund (Class IA)
(Class 2)	Hartford MidCap HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Small Company HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford Small Cap Growth HLS Fund (Class IA)
American Funds IS International Fund (Class 2)	Hartford Stock HLS Fund (Class IA)
American Funds IS New World Fund (Class 2)	Hartford Total Return Bond HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Hartford Ultrashort Bond HLS Fund (Class IA)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Invesco V.I. American Franchise Fund (Series I)
(Service Class 2)	Invesco V.I. American Value Fund (Series I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Comstock Fund (Series II)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Core Equity Fund (Series I)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. Diversified Dividend Fund (Series II)
Fidelity® VIP Government Money Market Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
(Service Class)	Invesco V.I. Global Real Estate Fund (Series I)
Fidelity® VIP Growth Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series II)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Invesco V.I. International Growth Fund (Series I)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
Fidelity® VIP Overseas Portfolio (Initial Class)	Invesco V.I. Small Cap Equity Fund (Series I)
Fidelity® VIP Strategic Income Portfolio (Service	Lord Abbett Bond Debenture Portfolio (Class VC)
Class 2)	Lord Abbett Dividend Growth Portfolio (Class VC)
Fidelity® VIP Value Strategies Portfolio (Service	(formerly Lord Abbett Calibrated Dividend Growth
Class 2)	Portfolio (Class VC))
Franklin Flex Cap Growth VIP Fund (Class 2)	Lord Abbett Fundamental Equity Portfolio (Class VC)

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Report of Independent Registered Public Accounting Firm

Franklin Income VIP Fund (Class 2)	Lord Abbett Growth and Income Portfolio (Class VC)
Franklin Mutual Global Discovery VIP Fund (Class 2)	MFS® Growth Series (Initial Class)
Franklin Mutual Shares VIP Fund (Class 2)	MFS® Investors Trust Series (Initial Class)
Franklin Rising Dividends VIP Fund (Class 2)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
MFS® New Discovery Series (Initial Class)	Invesco V.I. American Value Fund (Series II)
MFS® Total Return Bond Series (Initial Class)	Putnam VT Diversified Income Fund (Class IB)
MFS® Total Return Series (Initial Class)	Putnam VT Equity Income Fund (Class IB)
MFS® Value Series (Initial Class)	Putnam VT Global Asset Allocation Fund (Class IB)
Invesco Oppenheimer V.I. Capital Appreciation Fund	Putnam VT Global Equity Fund (Class IB)
(Series II)	Putnam VT High Yield Fund (Class IB)
Invesco Oppenheimer V.I. Global Fund (Series II)	Putnam VT Income Fund (Class IB)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Putnam VT International Equity Fund (Class IB)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT International Value Fund (Class IB)
(Series II)	Putnam VT Multi-Cap Core Fund (Class IB)
Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Putnam VT Equity Income Fund (Class IA)	(Class II)
Putnam VT Global Asset Allocation Fund (Class IA)	Invesco V.I. High Yield Fund (Series I)
Putnam VT Global Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)
Putnam VT High Yield Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)
Putnam VT Income Fund (Class IA)	Templeton Developing Markets VIP Fund (Class 1)
Putnam VT Emerging Markets Equity Fund (Class IA)	Templeton Foreign VIP Fund (Class 2)
(formerly Putnam VT International Growth Fund	Templeton Global Bond VIP Fund (Class 2)
(Class IA)	Templeton Growth VIP Fund (Class 2)
Putnam VT International Equity Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Putnam VT International Value Fund (Class IA)	(Class I)

We have also audited the accompanying statements of assets and liabilities of Putnam VT Growth Opportunities Fund (Class IA), Putnam VT Growth Opportunities Fund (Class IB), Prudential Government Money Market Portfolio (Class I), BlackRock S&P 500 Index V.I. Fund (Class I), AB VPS Growth and Income Portfolio (Class B), and Invesco Oppenheimer V.I. Discovery Mid Cap Growth Funds (Series I), the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund (Class IA), Hartford Growth Opportunities HLS Fund (Class IA), Hartford High Yield HLS Fund (Class IA), Hartford MidCap Value HLS Fund (Class IA), Hartford MidCap Growth HLS Fund (Class IA), Hartford U.S. Government Securities HLS Fund (Class IA), Hartford Value HLS Fund (Class IA), and Invesco V.I. Mid Cap Growth Fund’s (Series I) statements of operations, statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Growth Opportunities Fund (Class IA)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from July 8, 2016 to December 31, 2016

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Report of Independent Registered Public Accounting Firm

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Growth Opportunities Fund (Class IB)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from July 8, 2016 to December 31, 2016
Prudential Government Money Market Portfolio (Class I)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from April 27, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund (Class I)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
AB VPS Growth and Income Portfolio (Class B)	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and the period from April 26, 2019 to December 31, 2019	Year ended December 31, 2020 and period from April 26, 2019 to December 31, 2019
Hartford Global Growth HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford Growth Opportunities HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford High Yield HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2020
Hartford MidCap Value HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford MidCap Growth HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020

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Report of Independent Registered Public Accounting Firm

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford U.S. Government Securities HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2020
Hartford Value HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Invesco V.I. Mid Cap Growth Fund (Series I)	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2020	Year ended December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account’s in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and

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Report of Independent Registered Public Accounting Firm

significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 13, 2021

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company since 2002.

SA-5

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	116,937	39,134	264,093	640,069	2,486,625
Cost	$1,254,525	$768,187	$4,418,970	$11,268,339	$48,961,421
Fair Value	$1,224,327	$1,061,321	$3,787,090	$11,002,791	$65,174,435
Due from Sponsor Company	—	—	—	615	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,224,327	1,061,321	3,787,090	11,003,406	65,174,435

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	615	—

Total liabilities	—	—	—	615	—

Net assets:
For contract liabilities	$1,224,327	$1,061,321	$3,787,090	$11,002,791	$65,174,435

Deferred contracts in the accumulation period:
Units owned by participants #	59,256	62,879	360,553	360,525	1,612,333
Minimum unit fair value #*	$20.66	$16.88	$10.50	$30.52	$40.42
Maximum unit fair value #*	$20.66	$16.88	$10.50	$30.52	$40.42
Contract liability	$1,224,327	$1,061,321	$3,787,090	$11,002,791	$65,174,435

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,622,677	4,033,274	229,673	540,232	1,193,098
Cost	$30,722,196	$43,766,557	$2,674,332	$6,458,946	$27,689,859
Fair Value	$37,110,881	$47,310,309	$2,949,002	$8,984,054	$48,582,942
Due from Sponsor Company	891	796	28	94	1,455
Receivable for fund shares sold	—	—	—	—	—

Total assets	37,111,772	47,311,105	2,949,030	8,984,148	48,584,397

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	891	796	28	94	1,455

Total liabilities	891	796	28	94	1,455

Net assets:
For contract liabilities	$37,110,881	$47,310,309	$2,949,002	$8,984,054	$48,582,942

Deferred contracts in the accumulation period:
Units owned by participants #	883,745	2,420,158	190,256	376,132	8,612,292
Minimum unit fair value #*	$41.99	$19.55	$15.50	$23.89	$5.64
Maximum unit fair value #*	$41.99	$19.55	$15.50	$23.89	$66.84
Contract liability	$37,110,881	$47,310,309	$2,949,002	$8,984,054	$48,582,942

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	918,116	1,880,793	2,525,658	2,829,724	779,388
Cost	$18,087,645	$118,323,610	$103,522,801	$50,993,620	$15,895,861
Fair Value	$28,975,746	$224,134,103	$138,052,453	$66,611,695	$24,355,884
Due from Sponsor Company	1,140	4,682	6,093	4,547	1,004
Receivable for fund shares sold	—	—	—	—	—

Total assets	28,976,886	224,138,785	138,058,546	66,616,242	24,356,888

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,140	4,682	6,093	4,547	1,004

Total liabilities	1,140	4,682	6,093	4,547	1,004

Net assets:
For contract liabilities	$28,975,746	$224,134,103	$138,052,453	$66,611,695	$24,355,884

Deferred contracts in the accumulation period:
Units owned by participants #	5,194,695	38,429,692	29,856,094	1,512,328	407,180
Minimum unit fair value #*	$5.58	$5.83	$4.62	$38.65	$59.82
Maximum unit fair value #*	$5.58	$73.27	$45.01	$44.06	$59.82
Contract liability	$28,975,746	$224,134,103	$138,052,453	$66,611,695	$24,355,884

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	37,514	27,001	810,155	347,867	198,955
Cost	$619,295	$288,894	$17,619,451	$4,323,118	$2,512,188
Fair Value	$639,232	$451,988	$19,362,697	$4,929,276	$2,968,409
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	639,232	451,988	19,362,697	4,929,276	2,968,409

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$639,232	$451,988	$19,362,697	$4,929,276	$2,968,409

Deferred contracts in the accumulation period:
Units owned by participants #	113,917	11,401	2,554,584	235,041	131,890
Minimum unit fair value #*	$5.61	$39.65	$7.58	$20.97	$22.51
Maximum unit fair value #*	$5.61	$39.65	$7.58	$20.97	$22.51
Contract liability	$639,232	$451,988	$19,362,697	$4,929,276	$2,968,409

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	414,313	19,943,183	13,079	774,176	665,214
Cost	$5,373,707	$19,943,183	$1,005,585	$23,734,190	$20,459,014
Fair Value	$6,931,456	$19,943,183	$1,315,512	$36,177,261	$24,805,826
Due from Sponsor Company	—	3,345	35	988	1,272
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,931,456	19,946,528	1,315,547	36,178,249	24,807,098

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	3,345	35	988	1,272

Total liabilities	—	3,345	35	988	1,272

Net assets:
For contract liabilities	$6,931,456	$19,943,183	$1,315,512	$36,177,261	$24,805,826

Deferred contracts in the accumulation period:
Units owned by participants #	280,963	1,908,239	29,244	822,958	686,439
Minimum unit fair value #*	$24.67	$10.45	$44.98	$43.96	$36.14
Maximum unit fair value #*	$24.67	$10.45	$44.98	$43.96	$36.14
Contract liability	$6,931,456	$19,943,183	$1,315,512	$36,177,261	$24,805,826

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	16,911	15,011	4,555	187,822	1,675,374
Cost	$331,920	$171,880	$57,303	$1,554,195	$25,273,587
Fair Value	$448,492	$175,333	$62,306	$2,051,015	$25,197,630
Due from Sponsor Company	—	—	—	—	2,583
Receivable for fund shares sold	—	—	—	—	—

Total assets	448,492	175,333	62,306	2,051,015	25,200,213

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	2,583

Total liabilities	—	—	—	—	2,583

Net assets:
For contract liabilities	$448,492	$175,333	$62,306	$2,051,015	$25,197,630

Deferred contracts in the accumulation period:
Units owned by participants #	96,777	9,281	2,406	47,310	1,105,013
Minimum unit fair value #*	$4.63	$18.89	$25.90	$43.35	$22.80
Maximum unit fair value #*	$4.63	$18.89	$25.90	$43.35	$22.80
Contract liability	$448,492	$175,333	$62,306	$2,051,015	$25,197,630

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	984,610	1,695,546	140,160	1,178,184	208,928
Cost	$19,018,715	$29,521,250	$3,414,475	$18,386,529	$3,784,307
Fair Value	$16,649,753	$28,129,101	$4,084,265	$17,083,664	$4,828,326
Due from Sponsor Company	2,004	—	2,070	737	85
Receivable for fund shares sold	—	70	—	—	—

Total assets	16,651,757	28,129,171	4,086,335	17,084,401	4,828,411

Liabilities:
Due to Sponsor Company	—	70	—	—	—
Payable for fund shares purchased	2,004	—	2,070	737	85

Total liabilities	2,004	70	2,070	737	85

Net assets:
For contract liabilities	$16,649,753	$28,129,101	$4,084,265	$17,083,664	$4,828,326

Deferred contracts in the accumulation period:
Units owned by participants #	717,426	936,156	94,457	341,362	108,372
Minimum unit fair value #*	$23.21	$28.53	$43.24	$50.05	$44.52
Maximum unit fair value #*	$23.21	$30.06	$43.24	$50.05	$55.01
Contract liability	$16,649,753	$28,129,101	$4,084,265	$17,083,664	$4,828,326

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Assets:
Investments:
Number of shares	1,594,285	11,490	1,625,956	3,382,079	6,209,818
Cost	$18,356,285	$118,121	$43,149,516	$159,046,438	$92,974,066
Fair Value	$17,154,506	$162,357	$51,315,162	$175,360,790	$108,050,830
Due from Sponsor Company	2,180	—	1,273	—	6,736
Receivable for fund shares sold	—	—	—	47,101	—

Total assets	17,156,686	162,357	51,316,435	175,407,891	108,057,566

Liabilities:
Due to Sponsor Company	—	—	—	47,101	—
Payable for fund shares purchased	2,180	—	1,273	—	6,736

Total liabilities	2,180	—	1,273	47,101	6,736

Net assets:
For contract liabilities	$17,154,506	$162,357	$51,315,162	$175,360,790	$108,050,830

Deferred contracts in the accumulation period:
Units owned by participants #	930,696	4,593	6,227,032	8,157,894	18,014,627
Minimum unit fair value #*	$18.40	$35.35	$8.24	$21.50	$6.00
Maximum unit fair value #*	$29.78	$35.35	$8.24	$21.50	$6.00
Contract liability	$17,154,506	$162,357	$51,315,162	$175,360,790	$108,050,830

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account
Assets:
Investments:
Number of shares	4,963,275	—	—	—	2,083,631
Cost	$105,036,804	$—	$—	$—	$29,065,706
Fair Value	$110,135,073	$—	$—	$—	$40,797,488
Due from Sponsor Company	—	—	—	—	4,488
Receivable for fund shares sold	39,757	—	—	—	—

Total assets	110,174,830	—	—	—	40,801,976

Liabilities:
Due to Sponsor Company	39,757	—	—	—	—
Payable for fund shares purchased	—	—	—	—	4,488

Total liabilities	39,757	—	—	—	4,488

Net assets:
For contract liabilities	$110,135,073	$—	$—	$—	$40,797,488

Deferred contracts in the accumulation period:
Units owned by participants #	8,668,722	—	—	—	6,377,009
Minimum unit fair value #*	$12.70	$—	$—	$—	$6.40
Maximum unit fair value #*	$12.70	$—	$—	$—	$6.40
Contract liability	$110,135,073	$—	$—	$—	$40,797,488

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account(1)	Sub-Account
Assets:
Investments:
Number of shares	1,624,907	—	1,202,000	—	18,008
Cost	$49,904,063	$—	$22,665,918	$—	$497,732
Fair Value	$70,585,956	$—	$32,982,871	$—	$687,021
Due from Sponsor Company	—	—	27	—	—
Receivable for fund shares sold	—	—	—	—	3,860

Total assets	70,585,956	—	32,982,898	—	690,881

Liabilities:
Due to Sponsor Company	—	—	—	—	3,860
Payable for fund shares purchased	—	—	27	—	—

Total liabilities	—	—	27	—	3,860

Net assets:
For contract liabilities	$70,585,956	$—	$32,982,871	$—	$687,021

Deferred contracts in the accumulation period:
Units owned by participants #	4,318,032	—	3,257,748	—	13,588
Minimum unit fair value #*	$16.35	$—	$10.12	$—	$50.56
Maximum unit fair value #*	$16.35	$—	$10.12	$—	$50.56
Contract liability	$70,585,956	$—	$32,982,871	$—	$687,021

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)
Assets:
Investments:
Number of shares	598,101	9,103,987	3,031,826	—	—
Cost	$39,987,855	$103,449,367	$30,646,620	$—	$—
Fair Value	$57,130,631	$109,065,762	$30,591,122	$—	$—
Due from Sponsor Company	—	—	1,164	—	—
Receivable for fund shares sold	—	40,447	—	—	—

Total assets	57,130,631	109,106,209	30,592,286	—	—

Liabilities:
Due to Sponsor Company	—	40,447	—	—	—
Payable for fund shares purchased	—	—	1,164	—	—

Total liabilities	—	40,447	1,164	—	—

Net assets:
For contract liabilities	$57,130,631	$109,065,762	$30,591,122	$—	$—

Deferred contracts in the accumulation period:
Units owned by participants #	4,692,158	24,584,128	15,724,769	—	—
Minimum unit fair value #*	$12.18	$4.44	$1.95	$—	$—
Maximum unit fair value #*	$12.18	$4.44	$1.95	$—	$—
Contract liability	$57,130,631	$109,065,762	$30,591,122	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	85,735	12,198	402,230	535,300	30,780
Cost	$5,128,559	$193,844	$4,457,968	$8,192,688	$925,264
Fair Value	$7,638,982	$192,735	$4,215,368	$8,602,268	$936,637
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,638,982	192,735	4,215,368	8,602,268	936,637

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$7,638,982	$192,735	$4,215,368	$8,602,268	$936,637

Deferred contracts in the accumulation period:
Units owned by participants #	196,303	5,134	226,948	318,418	24,438
Minimum unit fair value #*	$38.91	$37.54	$18.57	$27.02	$38.33
Maximum unit fair value #*	$38.91	$37.54	$18.57	$27.02	$38.33
Contract liability	$7,638,982	$192,735	$4,215,368	$8,602,268	$936,637

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	291	2,727	69,592	132,257	341,826
Cost	$5,415	$50,166	$1,100,509	$2,492,045	$10,748,837
Fair Value	$7,417	$63,942	$1,022,301	$2,473,206	$14,534,461
Due from Sponsor Company	—	—	448	16	1,136
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,417	63,942	1,022,749	2,473,222	14,535,597

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	448	16	1,136

Total liabilities	—	—	448	16	1,136

Net assets:
For contract liabilities	$7,417	$63,942	$1,022,301	$2,473,206	$14,534,461

Deferred contracts in the accumulation period:
Units owned by participants #	300	1,233	44,619	95,914	764,718
Minimum unit fair value #*	$24.76	$51.88	$22.91	$24.42	$19.01
Maximum unit fair value #*	$24.76	$51.88	$22.91	$34.84	$19.01
Contract liability	$7,417	$63,942	$1,022,301	$2,473,206	$14,534,461

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)
	Sub-Account	Sub-Account(1)	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	278,230	—	503,698	997,460	235,674
Cost	$3,357,670	$—	$8,983,291	$11,672,365	$3,513,886
Fair Value	$2,940,889	$—	$10,386,249	$12,458,276	$4,225,636
Due from Sponsor Company	—	—	527	—	—
Receivable for fund shares sold	—	—	—	2,487	—

Total assets	2,940,889	—	10,386,776	12,460,763	4,225,636

Liabilities:
Due to Sponsor Company	—	—	—	2,487	—
Payable for fund shares purchased	—	—	527	—	—

Total liabilities	—	—	527	2,487	—

Net assets:
For contract liabilities	$2,940,889	$—	$10,386,249	$12,458,276	$4,225,636

Deferred contracts in the accumulation period:
Units owned by participants #	76,763	—	286,296	524,680	113,857
Minimum unit fair value #*	$38.31	$—	$36.28	$23.74	$37.11
Maximum unit fair value #*	$38.31	$—	$36.28	$23.74	$37.11
Contract liability	$2,940,889	$—	$10,386,249	$12,458,276	$4,225,636

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	71,624	120,985	53,914	161,726	144,666
Cost	$1,209,591	$3,668,334	$2,840,788	$4,675,469	$2,630,170
Fair Value	$1,189,681	$4,227,212	$3,979,402	$5,914,323	$3,900,186
Due from Sponsor Company	—	—	—	—	472
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,189,681	4,227,212	3,979,402	5,914,323	3,900,658

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	472

Total liabilities	—	—	—	—	472

Net assets:
For contract liabilities	$1,189,681	$4,227,212	$3,979,402	$5,914,323	$3,900,186

Deferred contracts in the accumulation period:
Units owned by participants #	45,897	164,935	77,178	148,319	46,505
Minimum unit fair value #*	$25.92	$25.63	$51.56	$39.87	$83.87
Maximum unit fair value #*	$25.92	$25.63	$51.56	$43.96	$83.87
Contract liability	$1,189,681	$4,227,212	$3,979,402	$5,914,323	$3,900,186

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,255,777	583,566	1,631,449	60,578	104,291
Cost	$29,649,027	$12,864,432	$25,979,982	$2,904,908	$3,934,242
Fair Value	$31,851,565	$15,184,393	$33,281,559	$4,158,046	$5,356,379
Due from Sponsor Company	1,927	—	1,313	—	504
Receivable for fund shares sold	—	3,108	—	—	—

Total assets	31,853,492	15,187,501	33,282,872	4,158,046	5,356,883

Liabilities:
Due to Sponsor Company	—	3,108	—	—	—
Payable for fund shares purchased	1,927	—	1,313	—	504

Total liabilities	1,927	3,108	1,313	—	504

Net assets:
For contract liabilities	$31,851,565	$15,184,393	$33,281,559	$4,158,046	$5,356,379

Deferred contracts in the accumulation period:
Units owned by participants #	1,709,455	469,138	1,178,062	102,660	142,343
Minimum unit fair value #*	$18.63	$32.25	$28.25	$40.50	$37.63
Maximum unit fair value #*	$18.63	$32.37	$28.25	$40.50	$37.63
Contract liability	$31,851,565	$15,184,393	$33,281,559	$4,158,046	$5,356,379

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	85,901	222,606	143,557	299,499	523,163
Cost	$2,263,692	$4,706,760	$2,362,013	$2,216,929	$11,874,670
Fair Value	$2,534,083	$5,990,337	$3,275,970	$1,704,148	$13,492,377
Due from Sponsor Company	477	101	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,534,560	5,990,438	3,275,970	1,704,148	13,492,377

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	477	101	—	—	—

Total liabilities	477	101	—	—	—

Net assets:
For contract liabilities	$2,534,083	$5,990,337	$3,275,970	$1,704,148	$13,492,377

Deferred contracts in the accumulation period:
Units owned by participants #	72,347	169,735	52,650	45,213	280,947
Minimum unit fair value #*	$35.03	$35.29	$62.22	$37.69	$48.02
Maximum unit fair value #*	$35.03	$35.29	$62.22	$37.69	$48.02
Contract liability	$2,534,083	$5,990,337	$3,275,970	$1,704,148	$13,492,377

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	10,922	254,860	66,527	947,575	672,139
Cost	$188,295	$4,741,092	$869,513	$6,675,536	$7,723,090
Fair Value	$198,881	$5,489,681	$1,195,484	$5,969,725	$7,796,814
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	198,881	5,489,681	1,195,484	5,969,725	7,796,814

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$198,881	$5,489,681	$1,195,484	$5,969,725	$7,796,814

Deferred contracts in the accumulation period:
Units owned by participants #	2,816	87,834	20,804	100,837	172,440
Minimum unit fair value #*	$70.63	$62.50	$57.46	$59.20	$45.21
Maximum unit fair value #*	$70.63	$62.50	$57.46	$59.20	$45.21
Contract liability	$198,881	$5,489,681	$1,195,484	$5,969,725	$7,796,814

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	537,567	12,442	117,435	25,390	39,092
Cost	$7,964,322	$190,202	$1,428,180	$344,387	$39,092
Fair Value	$8,961,246	$310,682	$1,215,451	$549,689	$39,092
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	8,961,246	310,682	1,215,451	549,689	39,092

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$8,961,246	$310,682	$1,215,451	$549,689	$39,092

Deferred contracts in the accumulation period:
Units owned by participants #	304,080	9,165	49,216	14,691	20,846
Minimum unit fair value #*	$29.47	$33.90	$24.70	$37.42	$1.88
Maximum unit fair value #*	$29.47	$33.90	$24.70	$37.42	$1.88
Contract liability	$8,961,246	$310,682	$1,215,451	$549,689	$39,092

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	367,258	124,925	291,259	536,789	1,433,796
Cost	$12,196,126	$1,651,399	$2,628,481	$7,448,212	$24,238,118
Fair Value	$16,809,411	$1,250,496	$3,416,463	$7,128,559	$19,815,067
Due from Sponsor Company	—	—	77	881	1,490
Receivable for fund shares sold	—	—	—	—	—

Total assets	16,809,411	1,250,496	3,416,540	7,129,440	19,816,557

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	77	881	1,490

Total liabilities	—	—	77	881	1,490

Net assets:
For contract liabilities	$16,809,411	$1,250,496	$3,416,463	$7,128,559	$19,815,067

Deferred contracts in the accumulation period:
Units owned by participants #	157,349	54,875	221,414	582,057	1,068,827
Minimum unit fair value #*	$106.83	$22.79	$15.43	$12.25	$18.54
Maximum unit fair value #*	$106.83	$22.79	$15.43	$12.25	$18.54
Contract liability	$16,809,411	$1,250,496	$3,416,463	$7,128,559	$19,815,067

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	656,383	23,960	4,416	1,748	377,184
Cost	$7,711,645	$261,790	$36,230	$25,053	$5,289,001
Fair Value	$7,331,796	$280,809	$34,177	$30,990	$10,712,014
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	12,995

Total assets	7,331,796	280,809	34,177	30,990	10,725,009

Liabilities:
Due to Sponsor Company	—	—	—	—	12,995
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	12,995

Net assets:
For contract liabilities	$7,331,796	$280,809	$34,177	$30,990	$10,712,014

Deferred contracts in the accumulation period:
Units owned by participants #	417,272	12,050	917	679	133,366
Minimum unit fair value #*	$17.52	$23.30	$37.29	$45.61	$80.32
Maximum unit fair value #*	$24.04	$23.30	$37.29	$45.61	$80.32
Contract liability	$7,331,796	$280,809	$34,177	$30,990	$10,712,014

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Prudential Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,943	1,542,797	3,182,729	76,652	411,441
Cost	$89,427	$13,291,280	$74,165,892	$1,612,446	$6,857,677
Fair Value	$89,427	$23,003,098	$86,824,837	$1,776,784	$6,426,705
Due from Sponsor Company	—	—	716	1,202	5
Receivable for fund shares sold	—	—	—	—	—

Total assets	89,427	23,003,098	86,825,553	1,777,986	6,426,710

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	716	1,202	5

Total liabilities	—	—	716	1,202	5

Net assets:
For contract liabilities	$89,427	$23,003,098	$86,824,837	$1,776,784	$6,426,705

Deferred contracts in the accumulation period:
Units owned by participants #	8,562	848,958	5,930,310	64,268	276,035
Minimum unit fair value #*	$10.44	$27.10	$14.64	$27.65	$23.28
Maximum unit fair value #*	$10.44	$27.10	$14.64	$27.65	$23.28
Contract liability	$89,427	$23,003,098	$86,824,837	$1,776,784	$6,426,705

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	727,313	338,017	2,541	2,368	274,277
Cost	$4,607,992	$6,856,576	$38,049	$28,100	$1,775,117
Fair Value	$4,152,958	$8,622,816	$46,937	$50,409	$1,708,745
Due from Sponsor Company	504	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,153,462	8,622,816	46,937	50,409	1,708,745

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	504	—	—	—	—

Total liabilities	504	—	—	—	—

Net assets:
For contract liabilities	$4,152,958	$8,622,816	$46,937	$50,409	$1,708,745

Deferred contracts in the accumulation period:
Units owned by participants #	234,610	177,038	1,933	1,410	54,564
Minimum unit fair value #*	$17.70	$48.71	$24.29	$35.76	$31.32
Maximum unit fair value #*	$17.70	$48.71	$24.29	$35.76	$31.32
Contract liability	$4,152,958	$8,622,816	$46,937	$50,409	$1,708,745

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	260,000	96,377	17,057	5,704	12,483
Cost	$2,957,151	$1,385,869	$164,975	$96,537	$388,248
Fair Value	$2,979,598	$1,588,288	$174,494	$122,969	$552,734
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,979,598	1,588,288	174,494	122,969	552,734

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$2,979,598	$1,588,288	$174,494	$122,969	$552,734

Deferred contracts in the accumulation period:
Units owned by participants #	130,930	57,001	14,693	2,710	8,640
Minimum unit fair value #*	$22.76	$27.86	$11.88	$45.38	$63.98
Maximum unit fair value #*	$22.76	$27.86	$11.88	$45.38	$63.98
Contract liability	$2,979,598	$1,588,288	$174,494	$122,969	$552,734

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Assets:
Investments:
Number of shares	—	229,194	1,055	4,203	56,517
Cost	$—	$2,425,963	$31,539	$21,064	$4,076,063
Fair Value	$—	$3,334,777	$29,985	$22,109	$6,043,327
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	—	3,334,777	29,985	22,109	6,043,327

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$—	$3,334,777	$29,985	$22,109	$6,043,327

Deferred contracts in the accumulation period:
Units owned by participants #	—	122,704	2,666	1,358	414,321
Minimum unit fair value #*	$13.87	$27.18	$11.25	$16.28	$14.59
Maximum unit fair value #*	$13.87	$27.18	$11.25	$16.28	$14.59
Contract liability	$—	$3,334,777	$29,985	$22,109	$6,043,327

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$21,593	$10,415	$51,979	$71,412	$994,883

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(29,652)	24,252	(145,845)	(216,134)	711,753
Net realized gain distributions	30,770	81,316	—	439,908	274,306
Change in unrealized appreciation (depreciation)	63,481	138,222	119,317	5,533	5,181,678

Net gain (loss) on investments	64,599	243,790	(26,528)	229,307	6,167,737

Net increase (decrease) in net assets resulting from operations	$86,192	$254,205	$25,451	$300,719	$7,162,620

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$579,790	$953,455	$34,010	$99,521	$145,292

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	102,895	175,780	14,051	110,123	1,278,537
Net realized gain distributions	393,810	427,376	47,507	189,060	1,157,052
Change in unrealized appreciation (depreciation)	1,755,913	2,549,189	169,118	342,099	8,807,358

Net gain (loss) on investments	2,252,618	3,152,345	230,676	641,282	11,242,947

Net increase (decrease) in net assets resulting from operations	$2,832,408	$4,105,800	$264,686	$740,803	$11,388,239

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$39,427	$554,678	$1,684,253	$372,097	$14,695

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	629,241	4,892,156	1,411,991	309,653	347,351
Net realized gain distributions	1,472,089	4,111,620	3,230,674	—	216,834
Change in unrealized appreciation (depreciation)	4,589,053	68,355,614	10,038,651	7,541,862	4,055,980

Net gain (loss) on investments	6,690,383	77,359,390	14,681,316	7,851,515	4,620,165

Net increase (decrease) in net assets resulting from operations	$6,729,810	$77,914,068	$16,365,569	$8,223,612	$4,634,860

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$8,772	$168	$314,169	$49,108	$28,206

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,223)	1,492	(103,089)	6,025	37,107
Net realized gain distributions	7,627	5,280	795,679	183,277	123,322
Change in unrealized appreciation (depreciation)	69,971	104,656	56,922	307,991	238,255

Net gain (loss) on investments	74,375	111,428	749,512	497,293	398,684

Net increase (decrease) in net assets resulting from operations	$83,147	$111,596	$1,063,681	$546,401	$426,890

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$61,013	$44,980	$800	$23,357	$82,574

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	197,617	—	105,017	591,219	(17,760)
Net realized gain distributions	310,652	—	174,860	159,597	—
Change in unrealized appreciation (depreciation)	448,208	—	9,296	7,633,291	3,684,825

Net gain (loss) on investments	956,477	—	289,173	8,384,107	3,667,065

Net increase (decrease) in net assets resulting from operations	$1,017,490	$44,980	$289,973	$8,407,464	$3,749,639

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,743	$5,162	$790	$—	$1,380,264

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,173	522	(31,487)	24,111	(102,947)
Net realized gain distributions	1,746	1,656	7,711	89,425	19,551
Change in unrealized appreciation (depreciation)	54,389	5,029	(2,526)	475,430	(1,141,058)

Net gain (loss) on investments	58,308	7,207	(26,302)	588,966	(1,224,454)

Net increase (decrease) in net assets resulting from operations	$60,051	$12,369	$(25,512)	$588,966	$155,810

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$352,298	$744,904	$42,707	$208,363	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(346,412)	(379,666)	(8,821)	(252,255)	23,181
Net realized gain distributions	282,177	1,035,618	181,114	886,221	458,506
Change in unrealized appreciation (depreciation)	(1,173,141)	(3,398,266)	322,568	57,459	1,147,469

Net gain (loss) on investments	(1,237,376)	(2,742,314)	494,861	691,425	1,629,156

Net increase (decrease) in net assets resulting from operations	$(885,078)	$(1,997,410)	$537,568	$899,788	$1,629,156

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)

Investment Income:
Dividends	$840,071	$2,118	$805,430	$1,459,699	$321,330

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(174,256)	3,657	643,410	(233,017)	228,512
Net realized gain distributions	—	8,621	2,499,109	11,459,906	2,964,541
Change in unrealized appreciation (depreciation)	(60,928)	8,466	1,265,553	19,065,133	10,865,148

Net gain (loss) on investments	(235,184)	20,744	4,408,072	30,292,022	14,058,201

Net increase (decrease) in net assets resulting from operations	$604,887	$22,862	$5,213,502	$31,751,721	$14,379,531

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account

Investment Income:
Dividends	$1,909,015	$10,950	$—	$1,098,604	$653,970

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(457,158)	(118,650)	(1,987,172)	(1,447,076)	354,784
Net realized gain distributions	4,850,333	665,179	22,573,225	—	—
Change in unrealized appreciation (depreciation)	1,622,630	(246,554)	(3,901,224)	494,356	5,908,902

Net gain (loss) on investments	6,015,805	299,975	16,684,829	(952,720)	6,263,686

Net increase (decrease) in net assets resulting from operations	$7,924,820	$310,925	$16,684,829	$145,884	$6,917,656

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account(1)	Sub-Account

Investment Income:
Dividends	$30,172	$42,973	$—	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	674,957	(2,954,338)	496,595	(191,339)	72
Net realized gain distributions	4,961,608	596,006	3,383,542	262,313	20,900
Change in unrealized appreciation (depreciation)	8,556,780	794,383	7,705,622	(2,000)	142,353

Net gain (loss) on investments	14,193,345	(1,563,949)	11,585,759	68,974	163,325

Net increase (decrease) in net assets resulting from operations	$14,223,517	$(1,520,976)	$11,585,759	$68,974	$163,325

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)

Investment Income:
Dividends	$869,223	$3,467,465	$595,332	$185,453	$95,979

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,441,863	192,969	36,008	49,878	(933,607)
Net realized gain distributions	3,523,482	207,788	—	—	818,101
Change in unrealized appreciation (depreciation)	(744,948)	4,137,616	(261,139)	94,340	(702,887)

Net gain (loss) on investments	5,220,397	4,538,373	(225,131)	144,218	(818,393)

Net increase (decrease) in net assets resulting from operations	$6,089,620	$8,005,838	$370,201	$329,671	$(722,414)

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$3,547	$1,525	$303,098	$164,006	$11,549

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	309,280	(783)	(58,550)	(81,386)	32,510
Net realized gain distributions	370,066	1,625	195,394	203,921	199,221
Change in unrealized appreciation (depreciation)	1,190,151	(513)	(75,747)	(498,936)	(126,331)

Net gain (loss) on investments	1,869,497	329	61,097	(376,401)	105,400

Net increase (decrease) in net assets resulting from operations	$1,873,044	$1,854	$364,195	$(212,395)	$116,949

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$195	$716	$53,039	$44,117	$298,629

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	19	316	(31,062)	(9,102)	105,507
Net realized gain distributions	177	888	29,625	37,241	287,706
Change in unrealized appreciation (depreciation)	(410)	5,255	(212,336)	(16,971)	1,094,870

Net gain (loss) on investments	(214)	6,459	(213,773)	11,168	1,488,083

Net increase (decrease) in net assets resulting from operations	$(19)	$7,175	$(160,734)	$55,285	$1,786,712

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)
	Sub-Account	Sub-Account(1)	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$19,279	$—	$29,115	$460,112	$37,289

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(58,976)	(1,168,935)	(17,176)	10,239	15,024
Net realized gain distributions	545,771	1,267,485	725,388	—	70,674
Change in unrealized appreciation (depreciation)	(273,295)	(387,256)	1,501,515	372,479	440,797

Net gain (loss) on investments	213,500	(288,706)	2,209,727	382,718	526,495

Net increase (decrease) in net assets resulting from operations	$232,779	$(288,706)	$2,238,842	$842,830	$563,784

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$13,474	$69,266	$—	$32,933	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,626)	31,033	359,925	19,874	79,049
Net realized gain distributions	1,701	—	216,927	157,536	283,934
Change in unrealized appreciation (depreciation)	46,187	13,076	369,273	516,400	885,320

Net gain (loss) on investments	42,262	44,109	946,125	693,810	1,248,303

Net increase (decrease) in net assets resulting from operations	$55,736	$113,375	$946,125	$726,743	$1,248,303

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,070,222	$325,794	$468,262	$—	$19,258

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	110,987	91,434	170,043	52,202	4,920
Net realized gain distributions	—	377,537	1,312,383	541,860	159,697
Change in unrealized appreciation (depreciation)	1,328,656	584,754	(867,012)	524,224	920,997

Net gain (loss) on investments	1,439,643	1,053,725	615,414	1,118,286	1,085,614

Net increase (decrease) in net assets resulting from operations	$2,509,865	$1,379,519	$1,083,676	$1,118,286	$1,104,872

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$26,722	$18,157	$—	$139,767	$237,351

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,387	(21,659)	3,810	(78,569)	(7,652)
Net realized gain distributions	226,303	72,405	91,865	—	826,791
Change in unrealized appreciation (depreciation)	44,092	900,956	980,685	(87,656)	(363,587)

Net gain (loss) on investments	272,782	951,702	1,076,360	(166,225)	455,552

Net increase (decrease) in net assets resulting from operations	$299,504	$969,859	$1,076,360	$(26,458)	$692,903

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,185	$19,832	$7,733	$319,073	$411,349

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,158)	(46,499)	17,768	(101,716)	(15,108)
Net realized gain distributions	3,776	42,075	98,324	—	72,799
Change in unrealized appreciation (depreciation)	15,865	446,452	47,249	80,862	(3,511)

Net gain (loss) on investments	17,483	442,028	163,341	(20,854)	54,180

Net increase (decrease) in net assets resulting from operations	$21,668	$461,860	$171,074	$298,219	$465,529

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$135,602	$699	$29,988	$5,535	$96

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(63,405)	1,158	(47,653)	5,440	—
Net realized gain distributions	—	—	15,905	18,843	—
Change in unrealized appreciation (depreciation)	890,674	64,686	33,194	51,875	—

Net gain (loss) on investments	827,269	65,844	1,446	76,158	—

Net increase (decrease) in net assets resulting from operations	$962,871	$66,543	$31,434	$81,693	$96

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$92,909	$10,480	$126,645	$209,375	$1,752,243

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	144,509	(53,929)	40,748	(57,936)	(380,033)
Net realized gain distributions	1,233,406	—	74,596	—	—
Change in unrealized appreciation (depreciation)	2,359,020	83,048	264,036	(233,067)	(2,544,453)

Net gain (loss) on investments	3,736,935	29,119	379,380	(291,003)	(2,924,486)

Net increase (decrease) in net assets resulting from operations	$3,829,844	$39,599	$506,025	$(81,628)	$(1,172,243)

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$190,807	$7,693	$1,449	$354	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(66,802)	291	(116)	13	232,021
Net realized gain distributions	—	2,812	—	429	661,207
Change in unrealized appreciation (depreciation)	275,585	9,546	437	3,057	4,956,348

Net gain (loss) on investments	208,783	12,649	321	3,499	5,849,576

Net increase (decrease) in net assets resulting from operations	$399,590	$20,342	$1,770	$3,853	$5,849,576

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Prudential Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$224	$49,227	$1,365,988	$25,690	$35,619

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	745,338	70,934	(797)	(88,256)
Net realized gain distributions	—	1,087,619	4,986,456	70,898	54,357
Change in unrealized appreciation (depreciation)	—	4,741,960	6,562,106	13,945	37,358

Net gain (loss) on investments	—	6,574,917	11,619,496	84,046	3,459

Net increase (decrease) in net assets resulting from operations	$224	$6,624,144	$12,985,484	$109,736	$39,078

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$309,342	$120,211	$771	$73	$83,313

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(79,414)	29,479	185	152	(5,044)
Net realized gain distributions	—	484,016	795	368	—
Change in unrealized appreciation (depreciation)	(285,313)	(233,398)	3,368	3,988	3,102

Net gain (loss) on investments	(364,727)	280,097	4,348	4,508	(1,942)

Net increase (decrease) in net assets resulting from operations	$(55,385)	$400,308	$5,119	$4,581	$81,371

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$119,339	$15,103	$3,456	$1,053	$1,803

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,226)	(439)	(151)	(1,073)	1,387
Net realized gain distributions	22,148	—	2,030	4,583	37,760
Change in unrealized appreciation (depreciation)	18,310	115,332	2,358	11,782	79,719

Net gain (loss) on investments	38,232	114,893	4,237	15,292	118,866

Net increase (decrease) in net assets resulting from operations	$157,571	$129,996	$7,693	$16,345	$120,669

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)

Investment Income:
Dividends	$—	$956	$350	$1,211	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,719	319,880	(1,291)	3	30,822
Net realized gain distributions	—	135,247	1,450	—	—
Change in unrealized appreciation (depreciation)	(7,700)	470,460	(789)	1,044	1,967,263

Net gain (loss) on investments	4,019	925,587	(630)	1,047	1,998,085

Net increase (decrease) in net assets resulting from operations	$4,019	$926,543	$(280)	$2,258	$1,998,085

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$21,593	$10,415	$51,979	$71,412	$994,883
Net realized gain (loss) on security transactions	(29,652)	24,252	(145,845)	(216,134)	711,753
Net realized gain distributions	30,770	81,316	—	439,908	274,306
Change in unrealized appreciation (depreciation)	63,481	138,222	119,317	5,533	5,181,678

Net increase (decrease) in net assets resulting from operations	86,192	254,205	25,451	300,719	7,162,620

Unit transactions:
Purchases	45,905	—	—	443,223	1,321,037
Net transfers	83,234	(32,640)	(164,974)	(146,424)	(280,812)
Surrenders for benefit payments and fees	(64,365)	(34,258)	(74,008)	(99,094)	(787,052)
Other transactions	—	—	—	—	(28)
Death benefits	—	—	(9,748)	(115,813)	(1,156,763)
Net loan activity	(109)	(3,131)	(1,374)	(27,506)	(8,001)
Cost of insurance and other fees	(20,768)	(16,562)	(105,426)	(281,574)	(1,891,538)

Net increase (decrease) in net assets resulting from unit transactions	43,897	(86,591)	(355,530)	(227,188)	(2,803,157)

Net increase (decrease) in net assets	130,089	167,614	(330,079)	73,531	4,359,463

Net assets:
Beginning of period	1,094,238	893,707	4,117,169	10,929,260	60,814,972
End of period	$1,224,327	$1,061,321	$3,787,090	$11,002,791	$65,174,435

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$579,790	$953,455	$34,010	$99,521	$145,292
Net realized gain (loss) on security transactions	102,895	175,780	14,051	110,123	1,278,537
Net realized gain distributions	393,810	427,376	47,507	189,060	1,157,052
Change in unrealized appreciation (depreciation)	1,755,913	2,549,189	169,118	342,099	8,807,358

Net increase (decrease) in net assets resulting from operations	2,832,408	4,105,800	264,686	740,803	11,388,239

Unit transactions:
Purchases	754,608	1,714,218	159,853	325,008	749,832
Net transfers	169,896	1,620,766	(89,344)	372,175	(1,223,370)
Surrenders for benefit payments and fees	(565,893)	(1,058,043)	(89,934)	(245,599)	(386,954)
Other transactions	54	279	—	—	468
Death benefits	(791,432)	(114,454)	(11,819)	(23,153)	(1,557,841)
Net loan activity	(1,304)	(72,029)	9,081	9,949	(150,236)
Cost of insurance and other fees	(843,757)	(1,322,278)	(67,990)	(199,573)	(1,070,617)

Net increase (decrease) in net assets resulting from unit transactions	(1,277,828)	768,459	(90,153)	238,807	(3,638,718)

Net increase (decrease) in net assets	1,554,580	4,874,259	174,533	979,610	7,749,521

Net assets:
Beginning of period	35,556,301	42,436,050	2,774,469	8,004,444	40,833,421
End of period	$37,110,881	$47,310,309	$2,949,002	$8,984,054	$48,582,942

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$39,427	$554,678	$1,684,253	$372,097	$14,695
Net realized gain (loss) on security transactions	629,241	4,892,156	1,411,991	309,653	347,351
Net realized gain distributions	1,472,089	4,111,620	3,230,674	—	216,834
Change in unrealized appreciation (depreciation)	4,589,053	68,355,614	10,038,651	7,541,862	4,055,980

Net increase (decrease) in net assets resulting from operations	6,729,810	77,914,068	16,365,569	8,223,612	4,634,860

Unit transactions:
Purchases	605,521	3,694,746	2,525,967	1,996,324	602,553
Net transfers	(1,150,216)	(4,193,689)	(538,161)	(496,534)	(598,198)
Surrenders for benefit payments and fees	(508,757)	(3,168,913)	(1,874,965)	(1,112,484)	(477,618)
Other transactions	399	861	1,156	(23)	—
Death benefits	(349,449)	(2,485,979)	(2,348,376)	(562,840)	(156,979)
Net loan activity	(78,966)	(490,049)	(270,982)	(165,850)	(142,926)
Cost of insurance and other fees	(754,917)	(4,725,587)	(3,469,718)	(1,492,395)	(548,063)

Net increase (decrease) in net assets resulting from unit transactions	(2,236,385)	(11,368,610)	(5,975,079)	(1,833,802)	(1,321,231)

Net increase (decrease) in net assets	4,493,425	66,545,458	10,390,490	6,389,810	3,313,629

Net assets:
Beginning of period	24,482,321	157,588,645	127,661,963	60,221,885	21,042,255
End of period	$28,975,746	$224,134,103	$138,052,453	$66,611,695	$24,355,884

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,772	$168	$314,169	$49,108	$28,206
Net realized gain (loss) on security transactions	(3,223)	1,492	(103,089)	6,025	37,107
Net realized gain distributions	7,627	5,280	795,679	183,277	123,322
Change in unrealized appreciation (depreciation)	69,971	104,656	56,922	307,991	238,255

Net increase (decrease) in net assets resulting from operations	83,147	111,596	1,063,681	546,401	426,890

Unit transactions:
Purchases	—	399	429,051	59,481	104,029
Net transfers	(1)	(2,861)	(213,360)	274,137	789,709
Surrenders for benefit payments and fees	(18,935)	—	(113,149)	—	(278,835)
Other transactions	—	—	55	—	—
Death benefits	(3)	—	(76,474)	—	(67,615)
Net loan activity	(83)	—	1,518	(15)	(4)
Cost of insurance and other fees	(23,045)	(3,697)	(811,179)	(136,162)	(121,779)

Net increase (decrease) in net assets resulting from unit transactions	(42,067)	(6,159)	(783,538)	197,441	425,505

Net increase (decrease) in net assets	41,080	105,437	280,143	743,842	852,395

Net assets:
Beginning of period	598,152	346,551	19,082,554	4,185,434	2,116,014
End of period	$639,232	$451,988	$19,362,697	$4,929,276	$2,968,409

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$61,013	$44,980	$800	$23,357	$82,574
Net realized gain (loss) on security transactions	197,617	—	105,017	591,219	(17,760)
Net realized gain distributions	310,652	—	174,860	159,597	—
Change in unrealized appreciation (depreciation)	448,208	—	9,296	7,633,291	3,684,825

Net increase (decrease) in net assets resulting from operations	1,017,490	44,980	289,973	8,407,464	3,749,639

Unit transactions:
Purchases	212,577	3,629,128	22,563	931,033	968,073
Net transfers	120,211	13,241,362	(673,216)	382,539	(959,513)
Surrenders for benefit payments and fees	(673,645)	(12,439,513)	(42,406)	(899,068)	(712,995)
Other transactions	—	(507)	—	(26)	—
Death benefits	—	(416,915)	(1,653)	(136,721)	(157,985)
Net loan activity	(2)	(55,788)	—	(85,184)	(151,372)
Cost of insurance and other fees	(141,912)	(1,901,794)	(25,239)	(915,346)	(647,572)

Net increase (decrease) in net assets resulting from unit transactions	(482,771)	2,055,973	(719,951)	(722,773)	(1,661,364)

Net increase (decrease) in net assets	534,719	2,100,953	(429,978)	7,684,691	2,088,275

Net assets:
Beginning of period	6,396,737	17,842,230	1,745,490	28,492,570	22,717,551
End of period	$6,931,456	$19,943,183	$1,315,512	$36,177,261	$24,805,826

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,743	$5,162	$790	$—	$1,380,264
Net realized gain (loss) on security transactions	2,173	522	(31,487)	24,111	(102,947)
Net realized gain distributions	1,746	1,656	7,711	89,425	19,551
Change in unrealized appreciation (depreciation)	54,389	5,029	(2,526)	475,430	(1,141,058)

Net increase (decrease) in net assets resulting from operations	60,051	12,369	(25,512)	588,966	155,810

Unit transactions:
Purchases	—	—	3,420	72,659	1,031,177
Net transfers	38	(626)	(66,918)	198,831	39,858
Surrenders for benefit payments and fees	—	(12,285)	(7,013)	(20,843)	(321,113)
Other transactions	—	—	—	—	78
Death benefits	—	—	—	—	(234,196)
Net loan activity	(154)	(34,026)	—	(500)	(68,290)
Cost of insurance and other fees	(16,735)	(5,324)	(1,210)	(39,072)	(866,897)

Net increase (decrease) in net assets resulting from unit transactions	(16,851)	(52,261)	(71,721)	211,075	(419,383)

Net increase (decrease) in net assets	43,200	(39,892)	(97,233)	800,041	(263,573)

Net assets:
Beginning of period	405,292	215,225	159,539	1,250,974	25,461,203
End of period	$448,492	$175,333	$62,306	$2,051,015	$25,197,630

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$352,298	$744,904	$42,707	$208,363	$—
Net realized gain (loss) on security transactions	(346,412)	(379,666)	(8,821)	(252,255)	23,181
Net realized gain distributions	282,177	1,035,618	181,114	886,221	458,506
Change in unrealized appreciation (depreciation)	(1,173,141)	(3,398,266)	322,568	57,459	1,147,469

Net increase (decrease) in net assets resulting from operations	(885,078)	(1,997,410)	537,568	899,788	1,629,156

Unit transactions:
Purchases	660,342	390	211,798	567,758	151,886
Net transfers	(5,107)	(1,085,422)	(75,213)	246,382	512,179
Surrenders for benefit payments and fees	(253,311)	(776,634)	(49,288)	(224,394)	(265,772)
Other transactions	(27)	52	—	—	—
Death benefits	(420,350)	(149,155)	(6,472)	(107,450)	(140,494)
Net loan activity	(91,740)	(100,033)	(50,559)	(121,225)	(13,080)
Cost of insurance and other fees	(434,205)	(705,892)	(94,997)	(413,446)	(87,843)

Net increase (decrease) in net assets resulting from unit transactions	(544,398)	(2,816,694)	(64,731)	(52,375)	156,876

Net increase (decrease) in net assets	(1,429,476)	(4,814,104)	472,837	847,413	1,786,032

Net assets:
Beginning of period	18,079,229	32,943,205	3,611,428	16,236,251	3,042,294
End of period	$16,649,753	$28,129,101	$4,084,265	$17,083,664	$4,828,326

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$840,071	$2,118	$805,430	$1,459,699	$321,330
Net realized gain (loss) on security transactions	(174,256)	3,657	643,410	(233,017)	228,512
Net realized gain distributions	—	8,621	2,499,109	11,459,906	2,964,541
Change in unrealized appreciation (depreciation)	(60,928)	8,466	1,265,553	19,065,133	10,865,148

Net increase (decrease) in net assets resulting from operations	604,887	22,862	5,213,502	31,751,721	14,379,531

Unit transactions:
Purchases	911,882	—	1,089,189	4,170,808	1,798,030
Net transfers	(42,659)	(8)	(1,565,883)	(4,361,198)	57,189,880
Surrenders for benefit payments and fees	(784,183)	(7,584)	(1,326,873)	(2,973,718)	(1,714,842)
Other transactions	(28)	—	1	202	(107)
Death benefits	(392,734)	—	(1,167,148)	(1,882,366)	(909,587)
Net loan activity	(18,346)	—	(54,488)	(296,237)	(128,903)
Cost of insurance and other fees	(556,609)	(9,453)	(2,092,276)	(5,139,669)	(1,555,098)

Net increase (decrease) in net assets resulting from unit transactions	(882,677)	(17,045)	(5,117,478)	(10,482,178)	54,679,373

Net increase (decrease) in net assets	(277,790)	5,817	96,024	21,269,543	69,058,904

Net assets:
Beginning of period	17,432,296	156,540	51,219,138	154,091,247	38,991,926
End of period	$17,154,506	$162,357	$51,315,162	$175,360,790	$108,050,830

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account
Operations:
Net investment income (loss)	$1,909,015	$10,950	$—	$1,098,604	$653,970
Net realized gain (loss) on security transactions	(457,158)	(118,650)	(1,987,172)	(1,447,076)	354,784
Net realized gain distributions	4,850,333	665,179	22,573,225	—	—
Change in unrealized appreciation (depreciation)	1,622,630	(246,554)	(3,901,224)	494,356	5,908,902

Net increase (decrease) in net assets resulting from operations	7,924,820	310,925	16,684,829	145,884	6,917,656

Unit transactions:
Purchases	2,628,808	42,189	1,087,851	462,675	903,719
Net transfers	4,835,291	(1,963,231)	(61,264,184)	(12,645,609)	(104,680)
Surrenders for benefit payments and fees	(1,836,337)	(177,758)	(1,350,479)	(228,148)	(467,905)
Other transactions	357	33	(6)	32	183
Death benefits	(1,346,404)	—	(215,849)	(97,339)	(708,600)
Net loan activity	(130,428)	(12,439)	(47,655)	(31,140)	(27,268)
Cost of insurance and other fees	(3,362,331)	(47,229)	(985,224)	(354,852)	(952,728)

Net increase (decrease) in net assets resulting from unit transactions	788,956	(2,158,435)	(62,775,546)	(12,894,381)	(1,357,279)

Net increase (decrease) in net assets	8,713,776	(1,847,510)	(46,090,717)	(12,748,497)	5,560,377

Net assets:
Beginning of period	101,421,297	1,847,510	46,090,717	12,748,497	35,237,111
End of period	$110,135,073	$—	$—	$—	$40,797,488

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account(1)	Sub-Account
Operations:
Net investment income (loss)	$30,172	$42,973	$—	$—	$—
Net realized gain (loss) on security transactions	674,957	(2,954,338)	496,595	(191,339)	72
Net realized gain distributions	4,961,608	596,006	3,383,542	262,313	20,900
Change in unrealized appreciation (depreciation)	8,556,780	794,383	7,705,622	(2,000)	142,353

Net increase (decrease) in net assets resulting from operations	14,223,517	(1,520,976)	11,585,759	68,974	163,325

Unit transactions:
Purchases	552,439	106,432	407,621	19,124	22,703
Net transfers	6,596,161	(6,792,150)	129,985	(895,532)	(51,259)
Surrenders for benefit payments and fees	(673,265)	(62,547)	(242,485)	(7,658)	(9,387)
Other transactions	356	2	(101)	8	—
Death benefits	(670,528)	(10,350)	(1,121,202)	—	—
Net loan activity	(6,854)	(4,616)	(16,593)	(5,172)	(16,914)
Cost of insurance and other fees	(1,712,297)	(177,670)	(745,906)	(8,660)	(5,568)

Net increase (decrease) in net assets resulting from unit transactions	4,086,012	(6,940,899)	(1,588,681)	(897,890)	(60,425)

Net increase (decrease) in net assets	18,309,529	(8,461,875)	9,997,078	(828,916)	102,900

Net assets:
Beginning of period	52,276,427	8,461,875	22,985,793	828,916	584,121
End of period	$70,585,956	$—	$32,982,871	$—	$687,021

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)
Operations:
Net investment income (loss)	$869,223	$3,467,465	$595,332	$185,453	$95,979
Net realized gain (loss) on security transactions	2,441,863	192,969	36,008	49,878	(933,607)
Net realized gain distributions	3,523,482	207,788	—	—	818,101
Change in unrealized appreciation (depreciation)	(744,948)	4,137,616	(261,139)	94,340	(702,887)

Net increase (decrease) in net assets resulting from operations	6,089,620	8,005,838	370,201	329,671	(722,414)

Unit transactions:
Purchases	996,975	3,817,928	2,404,207	179,875	112,039
Net transfers	(1,257,666)	14,437,331	5,916,931	(5,134,172)	(5,615,672)
Surrenders for benefit payments and fees	(1,281,218)	(2,074,507)	(380,797)	(696,983)	(266,883)
Other transactions	(402)	(891)	(494)	19,889	26
Death benefits	(2,754,004)	(993,232)	(382,605)	(54,764)	(1,088)
Net loan activity	(92,341)	(292,883)	207,862	77,603	13,791
Cost of insurance and other fees	(2,549,367)	(3,647,675)	(2,156,668)	(275,802)	(86,742)

Net increase (decrease) in net assets resulting from unit transactions	(6,938,023)	11,246,071	5,608,436	(5,884,354)	(5,844,529)

Net increase (decrease) in net assets	(848,403)	19,251,909	5,978,637	(5,554,683)	(6,566,943)

Net assets:
Beginning of period	57,979,034	89,813,853	24,612,485	5,554,683	6,566,943
End of period	$57,130,631	$109,065,762	$30,591,122	$—	$—

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,547	$1,525	$303,098	$164,006	$11,549
Net realized gain (loss) on security transactions	309,280	(783)	(58,550)	(81,386)	32,510
Net realized gain distributions	370,066	1,625	195,394	203,921	199,221
Change in unrealized appreciation (depreciation)	1,190,151	(513)	(75,747)	(498,936)	(126,331)

Net increase (decrease) in net assets resulting from operations	1,873,044	1,854	364,195	(212,395)	116,949

Unit transactions:
Purchases	58,517	—	177,022	180,057	—
Net transfers	417,577	2,035	(371,387)	(184,125)	(230,232)
Surrenders for benefit payments and fees	(7,687)	—	(27,603)	(4,565)	(41,323)
Other transactions	—	—	—	26	—
Death benefits	—	—	(62,139)	(225,826)	—
Net loan activity	(5)	—	14,667	(3,246)	(2,520)
Cost of insurance and other fees	(143,228)	(4,625)	(131,164)	(231,194)	(16,311)

Net increase (decrease) in net assets resulting from unit transactions	325,174	(2,590)	(400,604)	(468,873)	(290,386)

Net increase (decrease) in net assets	2,198,218	(736)	(36,409)	(681,268)	(173,437)

Net assets:
Beginning of period	5,440,764	193,471	4,251,777	9,283,536	1,110,074
End of period	$7,638,982	$192,735	$4,215,368	$8,602,268	$936,637

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$195	$716	$53,039	$44,117	$298,629
Net realized gain (loss) on security transactions	19	316	(31,062)	(9,102)	105,507
Net realized gain distributions	177	888	29,625	37,241	287,706
Change in unrealized appreciation (depreciation)	(410)	5,255	(212,336)	(16,971)	1,094,870

Net increase (decrease) in net assets resulting from operations	(19)	7,175	(160,734)	55,285	1,786,712

Unit transactions:
Purchases	—	3,110	73,919	115,716	680,011
Net transfers	—	(14)	43,957	(11,448)	(80,754)
Surrenders for benefit payments and fees	—	—	(109,222)	(15,758)	(305,268)
Other transactions	—	—	—	—	1
Death benefits	—	—	(53)	(5,300)	(83,157)
Net loan activity	—	—	(12,821)	(42,127)	(25,091)
Cost of insurance and other fees	(81)	(3,780)	(24,151)	(62,777)	(319,246)

Net increase (decrease) in net assets resulting from unit transactions	(81)	(684)	(28,371)	(21,694)	(133,504)

Net increase (decrease) in net assets	(100)	6,491	(189,105)	33,591	1,653,208

Net assets:
Beginning of period	7,517	57,451	1,211,406	2,439,615	12,881,253
End of period	$7,417	$63,942	$1,022,301	$2,473,206	$14,534,461

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)
	Sub-Account	Sub-Account(1)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$19,279	$—	$29,115	$460,112	$37,289
Net realized gain (loss) on security transactions	(58,976)	(1,168,935)	(17,176)	10,239	15,024
Net realized gain distributions	545,771	1,267,485	725,388	—	70,674
Change in unrealized appreciation (depreciation)	(273,295)	(387,256)	1,501,515	372,479	440,797

Net increase (decrease) in net assets resulting from operations	232,779	(288,706)	2,238,842	842,830	563,784

Unit transactions:
Purchases	—	57,447	446,800	421,194	85,381
Net transfers	(93,972)	(4,493,004)	(100,741)	562,021	29,053
Surrenders for benefit payments and fees	(114,484)	(5,892)	(154,529)	(493,685)	(53,030)
Other transactions	—	5	(25)	25	—
Death benefits	(814)	—	(38,842)	(122,652)	(29,321)
Net loan activity	(150)	(2,708)	(29,064)	(86,644)	(24,957)
Cost of insurance and other fees	(105,789)	(47,296)	(191,320)	(335,546)	(125,501)

Net increase (decrease) in net assets resulting from unit transactions	(315,209)	(4,491,448)	(67,721)	(55,287)	(118,375)

Net increase (decrease) in net assets	(82,430)	(4,780,154)	2,171,121	787,543	445,409

Net assets:
Beginning of period	3,023,319	4,780,154	8,215,128	11,670,733	3,780,227
End of period	$2,940,889	$—	$10,386,249	$12,458,276	$4,225,636

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$13,474	$69,266	$—	$32,933	$—
Net realized gain (loss) on security transactions	(5,626)	31,033	359,925	19,874	79,049
Net realized gain distributions	1,701	—	216,927	157,536	283,934
Change in unrealized appreciation (depreciation)	46,187	13,076	369,273	516,400	885,320

Net increase (decrease) in net assets resulting from operations	55,736	113,375	946,125	726,743	1,248,303

Unit transactions:
Purchases	67,915	128,194	179,974	117,370	23,874
Net transfers	76,326	(255,840)	(1,019,602)	(7,381)	5,569
Surrenders for benefit payments and fees	(4,152)	(38,960)	(111,650)	(11,906)	(9,610)
Other transactions	—	—	25	—	—
Death benefits	(4,518)	(4,774)	(2,603)	(27,493)	(106,962)
Net loan activity	(20,920)	(48,399)	(7,945)	2,114	(1,719)
Cost of insurance and other fees	(16,210)	(112,016)	(89,591)	(124,876)	(84,559)

Net increase (decrease) in net assets resulting from unit transactions	98,441	(331,795)	(1,051,392)	(52,172)	(173,407)

Net increase (decrease) in net assets	154,177	(218,420)	(105,267)	674,571	1,074,896

Net assets:
Beginning of period	1,035,504	4,445,632	4,084,669	5,239,752	2,825,290
End of period	$1,189,681	$4,227,212	$3,979,402	$5,914,323	$3,900,186

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,070,222	$325,794	$468,262	$—	$19,258
Net realized gain (loss) on security transactions	110,987	91,434	170,043	52,202	4,920
Net realized gain distributions	—	377,537	1,312,383	541,860	159,697
Change in unrealized appreciation (depreciation)	1,328,656	584,754	(867,012)	524,224	920,997

Net increase (decrease) in net assets resulting from operations	2,509,865	1,379,519	1,083,676	1,118,286	1,104,872

Unit transactions:
Purchases	1,840,220	398,229	1,438,581	—	73,008
Net transfers	(190,487)	270,930	(45)	(71,072)	43,678
Surrenders for benefit payments and fees	(709,649)	(526,180)	(717,762)	(10,450)	(31,579)
Other transactions	74	26	44	—	—
Death benefits	(200,853)	(64,721)	(80,269)	—	—
Net loan activity	(119,314)	(12,268)	(67,042)	—	5,988
Cost of insurance and other fees	(1,480,317)	(495,353)	(728,787)	(124,124)	(95,737)

Net increase (decrease) in net assets resulting from unit transactions	(860,326)	(429,337)	(155,280)	(205,646)	(4,642)

Net increase (decrease) in net assets	1,649,539	950,182	928,396	912,640	1,100,230

Net assets:
Beginning of period	30,202,026	14,234,211	32,353,163	3,245,406	4,256,149
End of period	$31,851,565	$15,184,393	$33,281,559	$4,158,046	$5,356,379

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$26,722	$18,157	$—	$139,767	$237,351
Net realized gain (loss) on security transactions	2,387	(21,659)	3,810	(78,569)	(7,652)
Net realized gain distributions	226,303	72,405	91,865	—	826,791
Change in unrealized appreciation (depreciation)	44,092	900,956	980,685	(87,656)	(363,587)

Net increase (decrease) in net assets resulting from operations	299,504	969,859	1,076,360	(26,458)	692,903

Unit transactions:
Purchases	42,049	141,243	—	—	—
Net transfers	19,400	(165,498)	(22,187)	—	(32,628)
Surrenders for benefit payments and fees	(13,818)	(178,369)	(17)	—	(100,883)
Other transactions	—	—	—	—	—
Death benefits	(12,613)	(33,531)	(4,768)	—	(78,152)
Net loan activity	(4)	7,365	(1,494)	—	(110)
Cost of insurance and other fees	(52,091)	(119,197)	(57,663)	(226,202)	(545,901)

Net increase (decrease) in net assets resulting from unit transactions	(17,077)	(347,987)	(86,129)	(226,202)	(757,674)

Net increase (decrease) in net assets	282,427	621,872	990,231	(252,660)	(64,771)

Net assets:
Beginning of period	2,251,656	5,368,465	2,285,739	1,956,808	13,557,148
End of period	$2,534,083	$5,990,337	$3,275,970	$1,704,148	$13,492,377

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,185	$19,832	$7,733	$319,073	$411,349
Net realized gain (loss) on security transactions	(2,158)	(46,499)	17,768	(101,716)	(15,108)
Net realized gain distributions	3,776	42,075	98,324	—	72,799
Change in unrealized appreciation (depreciation)	15,865	446,452	47,249	80,862	(3,511)

Net increase (decrease) in net assets resulting from operations	21,668	461,860	171,074	298,219	465,529

Unit transactions:
Purchases	—	68,289	—	85,335	142,244
Net transfers	233	(46,467)	(8,818)	57,105	(313,728)
Surrenders for benefit payments and fees	(1,047)	(93,757)	(17,258)	(28,813)	(71,843)
Other transactions	—	—	—	—	—
Death benefits	(10,535)	(61,776)	(5,968)	(50,847)	(90,343)
Net loan activity	—	(5,439)	(125)	(685)	2,568
Cost of insurance and other fees	(16,877)	(183,404)	(42,522)	(169,068)	(389,815)

Net increase (decrease) in net assets resulting from unit transactions	(28,226)	(322,554)	(74,691)	(106,973)	(720,917)

Net increase (decrease) in net assets	(6,558)	139,306	96,383	191,246	(255,388)

Net assets:
Beginning of period	205,439	5,350,375	1,099,101	5,778,479	8,052,202
End of period	$198,881	$5,489,681	$1,195,484	$5,969,725	$7,796,814

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$135,602	$699	$29,988	$5,535	$96
Net realized gain (loss) on security transactions	(63,405)	1,158	(47,653)	5,440	—
Net realized gain distributions	—	—	15,905	18,843	—
Change in unrealized appreciation (depreciation)	890,674	64,686	33,194	51,875	—

Net increase (decrease) in net assets resulting from operations	962,871	66,543	31,434	81,693	96

Unit transactions:
Purchases	191,994	—	—	—	—
Net transfers	389,384	—	(1)	(227)	—
Surrenders for benefit payments and fees	(129,067)	(4,268)	—	—	—
Other transactions	—	—	—	—	—
Death benefits	(69,394)	—	—	—	—
Net loan activity	(220)	(8)	(27)	(17)	—
Cost of insurance and other fees	(340,770)	(7,929)	(120,506)	(21,347)	(885)

Net increase (decrease) in net assets resulting from unit transactions	41,927	(12,205)	(120,534)	(21,591)	(885)

Net increase (decrease) in net assets	1,004,798	54,338	(89,100)	60,102	(789)

Net assets:
Beginning of period	7,956,448	256,344	1,304,551	489,587	39,881
End of period	$8,961,246	$310,682	$1,215,451	$549,689	$39,092

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$92,909	$10,480	$126,645	$209,375	$1,752,243
Net realized gain (loss) on security transactions	144,509	(53,929)	40,748	(57,936)	(380,033)
Net realized gain distributions	1,233,406	—	74,596	—	—
Change in unrealized appreciation (depreciation)	2,359,020	83,048	264,036	(233,067)	(2,544,453)

Net increase (decrease) in net assets resulting from operations	3,829,844	39,599	506,025	(81,628)	(1,172,243)

Unit transactions:
Purchases	208,968	14,530	189,338	439,883	1,081,027
Net transfers	(590,843)	7,304	(64,215)	(51,334)	(768,476)
Surrenders for benefit payments and fees	(83,175)	(8)	(153,229)	(131,095)	(831,274)
Other transactions	—	—	25	(26)	(84)
Death benefits	(143,136)	—	(11,946)	(14,581)	(369,206)
Net loan activity	908	190	(51,195)	(39,725)	(162,268)
Cost of insurance and other fees	(528,490)	(34,866)	(73,467)	(189,856)	(704,345)

Net increase (decrease) in net assets resulting from unit transactions	(1,135,768)	(12,850)	(164,689)	13,266	(1,754,626)

Net increase (decrease) in net assets	2,694,076	26,749	341,336	(68,362)	(2,926,869)

Net assets:
Beginning of period	14,115,335	1,223,747	3,075,127	7,196,921	22,741,936
End of period	$16,809,411	$1,250,496	$3,416,463	$7,128,559	$19,815,067

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$190,807	$7,693	$1,449	$354	$—
Net realized gain (loss) on security transactions	(66,802)	291	(116)	13	232,021
Net realized gain distributions	—	2,812	—	429	661,207
Change in unrealized appreciation (depreciation)	275,585	9,546	437	3,057	4,956,348

Net increase (decrease) in net assets resulting from operations	399,590	20,342	1,770	3,853	5,849,576

Unit transactions:
Purchases	387,271	3,612	—	—	126,790
Net transfers	(164,149)	—	—	—	1,458,218
Surrenders for benefit payments and fees	(121,274)	—	—	—	(183,926)
Other transactions	(25)	—	—	—	25
Death benefits	(3,190)	—	—	—	(6,420)
Net loan activity	(8,288)	—	—	—	(10,421)
Cost of insurance and other fees	(223,812)	(6,453)	(915)	(729)	(127,266)

Net increase (decrease) in net assets resulting from unit transactions	(133,467)	(2,841)	(915)	(729)	1,257,000

Net increase (decrease) in net assets	266,123	17,501	855	3,124	7,106,576

Net assets:
Beginning of period	7,065,673	263,308	33,322	27,866	3,605,438
End of period	$7,331,796	$280,809	$34,177	$30,990	$10,712,014

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Prudential Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$224	$49,227	$1,365,988	$25,690	$35,619
Net realized gain (loss) on security transactions	—	745,338	70,934	(797)	(88,256)
Net realized gain distributions	—	1,087,619	4,986,456	70,898	54,357
Change in unrealized appreciation (depreciation)	—	4,741,960	6,562,106	13,945	37,358

Net increase (decrease) in net assets resulting from operations	224	6,624,144	12,985,484	109,736	39,078

Unit transactions:
Purchases	6,722	315,162	1,102,134	61,935	174,845
Net transfers	11,791	311,186	842,860	187	6,073
Surrenders for benefit payments and fees	—	(737,111)	(2,948,842)	—	(89,327)
Other transactions	—	(76)	(200)	—	—
Death benefits	—	(364,872)	(690,229)	—	(67,840)
Net loan activity	—	(16,499)	19,495	—	(3,285)
Cost of insurance and other fees	(3,476)	(1,041,586)	(2,568,356)	(41,693)	(133,712)

Net increase (decrease) in net assets resulting from unit transactions	15,037	(1,533,796)	(4,243,138)	20,429	(113,246)

Net increase (decrease) in net assets	15,261	5,090,348	8,742,346	130,165	(74,168)

Net assets:
Beginning of period	74,166	17,912,750	78,082,491	1,646,619	6,500,873
End of period	$89,427	$23,003,098	$86,824,837	$1,776,784	$6,426,705

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$309,342	$120,211	$771	$73	$83,313
Net realized gain (loss) on security transactions	(79,414)	29,479	185	152	(5,044)
Net realized gain distributions	—	484,016	795	368	—
Change in unrealized appreciation (depreciation)	(285,313)	(233,398)	3,368	3,988	3,102

Net increase (decrease) in net assets resulting from operations	(55,385)	400,308	5,119	4,581	81,371

Unit transactions:
Purchases	184,578	155,875	1,715	277	54,420
Net transfers	(15,207)	564,526	1	12	99,096
Surrenders for benefit payments and fees	(223,788)	(34,127)	—	—	—
Other transactions	(25)	—	—	—	—
Death benefits	(17,969)	(197,165)	—	—	—
Net loan activity	28,552	5,643	—	—	(165)
Cost of insurance and other fees	(157,346)	(175,894)	(2,463)	(445)	(53,861)

Net increase (decrease) in net assets resulting from unit transactions	(201,205)	318,858	(747)	(156)	99,490

Net increase (decrease) in net assets	(256,590)	719,166	4,372	4,425	180,861

Net assets:
Beginning of period	4,409,548	7,903,650	42,565	45,984	1,527,884
End of period	$4,152,958	$8,622,816	$46,937	$50,409	$1,708,745

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$119,339	$15,103	$3,456	$1,053	$1,803
Net realized gain (loss) on security transactions	(2,226)	(439)	(151)	(1,073)	1,387
Net realized gain distributions	22,148	—	2,030	4,583	37,760
Change in unrealized appreciation (depreciation)	18,310	115,332	2,358	11,782	79,719

Net increase (decrease) in net assets resulting from operations	157,571	129,996	7,693	16,345	120,669

Unit transactions:
Purchases	25,066	36,859	7,968	10,004	6,683
Net transfers	424,874	434,757	452	(6,933)	16,272
Surrenders for benefit payments and fees	—	(6,206)	—	(10)	—
Other transactions	—	—	—	—	—
Death benefits	(10,921)	—	—	—	—
Net loan activity	162	12,141	—	56	(12)
Cost of insurance and other fees	(104,222)	(18,214)	(1,515)	(2,532)	(8,375)

Net increase (decrease) in net assets resulting from unit transactions	334,959	459,337	6,905	585	14,568

Net increase (decrease) in net assets	492,530	589,333	14,598	16,930	135,237

Net assets:
Beginning of period	2,487,068	998,955	159,896	106,039	417,497
End of period	$2,979,598	$1,588,288	$174,494	$122,969	$552,734

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$—	$956	$350	$1,211	$—
Net realized gain (loss) on security transactions	11,719	319,880	(1,291)	3	30,822
Net realized gain distributions	—	135,247	1,450	—	—
Change in unrealized appreciation (depreciation)	(7,700)	470,460	(789)	1,044	1,967,263

Net increase (decrease) in net assets resulting from operations	4,019	926,543	(280)	2,258	1,998,085

Unit transactions:
Purchases	—	134,201	—	—	—
Net transfers	(114,357)	(98,746)	961	20,060	4,143,606
Surrenders for benefit payments and fees	—	(57,168)	—	—	(4,563)
Other transactions	—	—	—	—	25
Death benefits	—	(3,361)	—	—	—
Net loan activity	—	(6,335)	—	—	—
Cost of insurance and other fees	(1,019)	(93,406)	(458)	(209)	(93,826)

Net increase (decrease) in net assets resulting from unit transactions	(115,376)	(124,815)	503	19,851	4,045,242

Net increase (decrease) in net assets	(111,357)	801,728	223	22,109	6,043,327

Net assets:
Beginning of period	111,357	2,533,049	29,762	—	—
End of period	$—	$3,334,777	$29,985	$22,109	$6,043,327

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$23,782	$2,275	$31,872	$33,987	$1,097,425
Net realized gain (loss) on security transactions	(4,144)	5,840	(193,806)	(19,341)	581,297
Net realized gain distributions	123,374	20,233	—	1,173,909	2,881,680
Change in unrealized appreciation (depreciation)	39,095	171,225	799,828	670,437	6,131,008

Net increase (decrease) in net assets resulting from operations	182,107	199,573	637,894	1,858,992	10,691,410

Unit transactions:
Purchases	57,200	—	—	490,863	1,523,507
Net transfers	(149,384)	(98,717)	(290,913)	(74,362)	1,593,382
Surrenders for benefit payments and fees	(26,271)	(1,561)	(171,987)	(241,752)	(380,122)
Other transactions	—	—	—	25	(56)
Death benefits	—	—	(54,394)	(144,081)	(215,975)
Net loan activity	(340)	(239)	(34,364)	(27,528)	(116,727)
Cost of insurance and other fees	(23,740)	(15,285)	(120,672)	(345,721)	(1,794,097)

Net increase (decrease) in net assets resulting from unit transactions	(142,535)	(115,802)	(672,330)	(342,556)	609,912

Net increase (decrease) in net assets	39,572	83,771	(34,436)	1,516,436	11,301,322

Net assets:
Beginning of period	1,054,666	809,936	4,151,605	9,412,824	49,513,650
End of period	$1,094,238	$893,707	$4,117,169	$10,929,260	$60,814,972

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$680,279	$1,077,696	$42,389	$141,832	$414,405
Net realized gain (loss) on security transactions	182,073	39,360	6,811	148,044	586,952
Net realized gain distributions	2,631,001	—	—	368,299	2,047,267
Change in unrealized appreciation (depreciation)	2,908,797	2,523,096	156,598	1,295,139	7,856,442

Net increase (decrease) in net assets resulting from operations	6,402,150	3,640,152	205,798	1,953,314	10,905,066

Unit transactions:
Purchases	822,321	1,878,069	162,141	389,582	773,267
Net transfers	(816,632)	1,035,093	(160,780)	(228,161)	(208,402)
Surrenders for benefit payments and fees	(296,108)	(1,404,759)	(56,928)	(257,956)	(931,460)
Other transactions	(27)	191	25	—	129
Death benefits	(132,765)	(295,020)	(5,945)	(10,450)	(263,065)
Net loan activity	(43,586)	(201,628)	(32,696)	(25,916)	(4,196)
Cost of insurance and other fees	(920,054)	(1,264,130)	(68,051)	(201,107)	(1,036,299)

Net increase (decrease) in net assets resulting from unit transactions	(1,386,851)	(252,184)	(162,234)	(334,008)	(1,670,026)

Net increase (decrease) in net assets	5,015,299	3,387,968	43,564	1,619,306	9,235,040

Net assets:
Beginning of period	30,541,002	39,048,082	2,730,905	6,385,138	31,598,381
End of period	$35,556,301	$42,436,050	$2,774,469	$8,004,444	$40,833,421

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$35,893	$1,085,782	$2,025,959	$823,182	$184,442
Net realized gain (loss) on security transactions	351,139	2,340,091	1,801,053	460,249	331,473
Net realized gain distributions	1,433,194	15,325,420	12,284,972	1,412,228	707,944
Change in unrealized appreciation (depreciation)	4,221,249	19,792,180	11,654,626	8,856,817	3,538,096

Net increase (decrease) in net assets resulting from operations	6,041,475	38,543,473	27,766,610	11,552,476	4,761,955

Unit transactions:
Purchases	639,930	3,944,740	3,024,644	2,226,879	644,100
Net transfers	(215,463)	(4,304,523)	(3,216,703)	(1,299,768)	267,446
Surrenders for benefit payments and fees	(515,943)	(3,289,108)	(3,864,532)	(1,657,193)	(280,280)
Other transactions	772	(3,359)	1,202	—	(26)
Death benefits	(222,878)	(1,231,952)	(1,097,170)	(678,743)	(262,350)
Net loan activity	(44,331)	(481,926)	(126,076)	(311,605)	(116,397)
Cost of insurance and other fees	(732,358)	(4,488,517)	(3,804,594)	(1,664,520)	(532,161)

Net increase (decrease) in net assets resulting from unit transactions	(1,090,271)	(9,854,645)	(9,083,229)	(3,384,950)	(279,668)

Net increase (decrease) in net assets	4,951,204	28,688,828	18,683,381	8,167,526	4,482,287

Net assets:
Beginning of period	19,531,117	128,899,817	108,978,582	52,054,359	16,559,968
End of period	$24,482,321	$157,588,645	$127,661,963	$60,221,885	$21,042,255

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$10,223	$1,207	$357,879	$76,057	$36,326
Net realized gain (loss) on security transactions	(9,649)	818	9,710	4,458	4,659
Net realized gain distributions	25,225	49,899	1,124,854	162,641	70,934
Change in unrealized appreciation (depreciation)	72,898	27,456	2,753,206	322,678	171,966

Net increase (decrease) in net assets resulting from operations	98,697	79,380	4,245,649	565,834	283,885

Unit transactions:
Purchases	—	697	477,473	60,059	58,474
Net transfers	(380)	7,831	11,040	275,177	679,360
Surrenders for benefit payments and fees	(16,739)	(2,501)	(383,984)	(19,014)	(20,339)
Other transactions	(25)	—	87	25	—
Death benefits	(14,131)	—	(172,040)	—	—
Net loan activity	(139)	(1,069)	222	(26)	(8)
Cost of insurance and other fees	(37,585)	(3,349)	(991,312)	(70,648)	(41,553)

Net increase (decrease) in net assets resulting from unit transactions	(68,999)	1,609	(1,058,514)	245,573	675,934

Net increase (decrease) in net assets	29,698	80,989	3,187,135	811,407	959,819

Net assets:
Beginning of period	568,454	265,562	15,895,419	3,374,027	1,156,195
End of period	$598,152	$346,551	$19,082,554	$4,185,434	$2,116,014

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$105,332	$263,088	$803	$62,908	$154,502
Net realized gain (loss) on security transactions	50,251	—	4,321	677,994	(162,487)
Net realized gain distributions	199,338	—	91,454	3,503,240	2,638,489
Change in unrealized appreciation (depreciation)	855,900	—	338,492	3,485,170	2,061,544

Net increase (decrease) in net assets resulting from operations	1,210,821	263,088	435,070	7,729,312	4,692,048

Unit transactions:
Purchases	229,985	4,024,671	29,874	1,374,522	1,210,413
Net transfers	584,334	8,852,366	62,614	(2,620,728)	(2,090,386)
Surrenders for benefit payments and fees	(172,284)	(6,085,378)	(27,359)	(3,357,043)	(1,606,967)
Other transactions	(25)	78	—	(22)	80
Death benefits	—	(28,433)	—	(114,163)	(25,284)
Net loan activity	(88)	(7,092)	(24)	(12,504)	(146,723)
Cost of insurance and other fees	(129,388)	(2,096,991)	(28,252)	(912,228)	(732,613)

Net increase (decrease) in net assets resulting from unit transactions	512,534	4,659,221	36,853	(5,642,166)	(3,391,480)

Net increase (decrease) in net assets	1,723,355	4,922,309	471,923	2,087,146	1,300,568

Net assets:
Beginning of period	4,673,382	12,919,921	1,273,567	26,405,424	21,416,983
End of period	$6,396,737	$17,842,230	$1,745,490	$28,492,570	$22,717,551

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,515	$6,565	$1,988	$—	$1,323,867
Net realized gain (loss) on security transactions	1,771	405	(333)	(9,664)	22,234
Net realized gain distributions	13,456	1,554	10,709	56,844	400,122
Change in unrealized appreciation (depreciation)	69,343	17,223	24,736	262,138	1,858,455

Net increase (decrease) in net assets resulting from operations	91,085	25,747	37,100	309,318	3,604,678

Unit transactions:
Purchases	—	—	3,561	90,907	1,196,069
Net transfers	2	(26,942)	23,337	27,311	(469,575)
Surrenders for benefit payments and fees	(485)	(29,090)	(3,425)	(99,561)	(600,814)
Other transactions	25	—	—	—	—
Death benefits	(4,641)	—	—	—	(66,577)
Net loan activity	(262)	(4,144)	—	(42)	(82,728)
Cost of insurance and other fees	(19,413)	(7,158)	(2,148)	(34,200)	(911,221)

Net increase (decrease) in net assets resulting from unit transactions	(24,774)	(67,334)	21,325	(15,585)	(934,846)

Net increase (decrease) in net assets	66,311	(41,587)	58,425	293,733	2,669,832

Net assets:
Beginning of period	338,981	256,812	101,114	957,241	22,791,371
End of period	$405,292	$215,225	$159,539	$1,250,974	$25,461,203

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$278,437	$578,254	$41,988	$158,291	$—
Net realized gain (loss) on security transactions	(109,421)	241,172	57,302	(194,134)	(51,967)
Net realized gain distributions	1,749,078	3,091,949	520,697	2,521,675	398,097
Change in unrealized appreciation (depreciation)	1,796,742	2,525,954	243,729	1,039,179	393,290

Net increase (decrease) in net assets resulting from operations	3,714,836	6,437,329	863,716	3,525,011	739,420

Unit transactions:
Purchases	747,435	(154)	255,055	623,002	173,117
Net transfers	(726,121)	(1,086,163)	(298,284)	(464,423)	(150,872)
Surrenders for benefit payments and fees	(619,139)	(1,094,525)	(167,549)	(519,268)	(105,837)
Other transactions	28	56	—	25	—
Death benefits	(83,991)	(79,351)	—	(149,761)	(6,266)
Net loan activity	(50,075)	(292,883)	(5,682)	(120,900)	(10,423)
Cost of insurance and other fees	(499,617)	(883,863)	(105,047)	(490,842)	(77,012)

Net increase (decrease) in net assets resulting from unit transactions	(1,231,480)	(3,436,883)	(321,507)	(1,122,167)	(177,293)

Net increase (decrease) in net assets	2,483,356	3,000,446	542,209	2,402,844	562,127

Net assets:
Beginning of period	15,595,873	29,942,759	3,069,219	13,833,407	2,480,167
End of period	$18,079,229	$32,943,205	$3,611,428	$16,236,251	$3,042,294

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$999,863	$2,334	$927,474	$1,726,388	$323,278
Net realized gain (loss) on security transactions	(213,404)	1,424	483,057	(480,701)	250,119
Net realized gain distributions	—	6,725	4,074,509	15,910,702	4,061,705
Change in unrealized appreciation (depreciation)	709,757	21,170	4,244,829	21,797,200	5,527,672

Net increase (decrease) in net assets resulting from operations	1,496,216	31,653	9,729,869	38,953,589	10,162,774

Unit transactions:
Purchases	1,181,998	—	1,481,494	4,768,731	1,453,927
Net transfers	(644,607)	—	915,424	(8,989,112)	(212,541)
Surrenders for benefit payments and fees	(1,742,822)	(342)	(981,289)	(3,318,732)	(1,482,256)
Other transactions	(54)	—	(63)	(466)	264
Death benefits	(101,223)	—	(840,901)	(1,134,773)	(92,746)
Net loan activity	(243,312)	—	5,412	(549,140)	(386,736)
Cost of insurance and other fees	(668,595)	(8,038)	(2,350,651)	(5,380,793)	(1,148,129)

Net increase (decrease) in net assets resulting from unit transactions	(2,218,615)	(8,380)	(1,770,574)	(14,604,285)	(1,868,217)

Net increase (decrease) in net assets	(722,399)	23,273	7,959,295	24,349,304	8,294,557

Net assets:
Beginning of period	18,154,695	133,267	43,259,843	129,741,943	30,697,369
End of period	$17,432,296	$156,540	$51,219,138	$154,091,247	$38,991,926

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,817,388	$7,402	$—	$781,213	$624,031
Net realized gain (loss) on security transactions	116,733	78,040	723,743	(93,690)	340,621
Net realized gain distributions	11,219,714	260,971	8,810,214	—	1,275,626
Change in unrealized appreciation (depreciation)	10,180,753	187,902	1,854,760	1,050,159	5,347,139

Net increase (decrease) in net assets resulting from operations	23,334,588	534,315	11,388,717	1,737,682	7,587,417

Unit transactions:
Purchases	2,848,679	66,276	1,701,590	662,509	923,332
Net transfers	(1,184,098)	(343,759)	(844,325)	(35,338)	193,211
Surrenders for benefit payments and fees	(1,786,559)	(138,270)	(1,927,244)	(733,071)	(733,477)
Other transactions	(218)	—	26	—	(835)
Death benefits	(1,053,410)	(9,463)	(116,475)	(31,174)	(713,448)
Net loan activity	(182,433)	(13,400)	(521,660)	(34,647)	(310,198)
Cost of insurance and other fees	(3,453,912)	(85,467)	(1,263,412)	(523,803)	(1,035,162)

Net increase (decrease) in net assets resulting from unit transactions	(4,811,951)	(524,083)	(2,971,500)	(695,524)	(1,676,577)

Net increase (decrease) in net assets	18,522,637	10,232	8,417,217	1,042,158	5,910,840

Net assets:
Beginning of period	82,898,660	1,837,278	37,673,500	11,706,339	29,326,271
End of period	$101,421,297	$1,847,510	$46,090,717	$12,748,497	$35,237,111

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$88,891	$81,460	$—	$4,000	$—
Net realized gain (loss) on security transactions	1,574,872	(139,573)	644,885	9,080	3,170
Net realized gain distributions	7,294,240	992,965	4,091,474	138,169	82,813
Change in unrealized appreciation (depreciation)	4,727,466	1,208,447	2,103,751	105,723	55,108

Net increase (decrease) in net assets resulting from operations	13,685,469	2,143,299	6,840,110	256,972	141,091

Unit transactions:
Purchases	585,538	144,552	426,545	29,317	26,597
Net transfers	(1,151,866)	(509,743)	(1,625,285)	130,975	60,941
Surrenders for benefit payments and fees	(533,487)	(212,604)	(497,260)	(111,928)	(20,854)
Other transactions	194	—	(204)	—	—
Death benefits	(1,719,492)	(127,111)	(426,194)	(1,409)	—
Net loan activity	(41,500)	840	(24,951)	(23,916)	(4)
Cost of insurance and other fees	(1,723,922)	(296,707)	(945,332)	(12,389)	(6,165)

Net increase (decrease) in net assets resulting from unit transactions	(4,584,535)	(1,000,773)	(3,092,681)	10,650	60,515

Net increase (decrease) in net assets	9,100,934	1,142,526	3,747,429	267,622	201,606

Net assets:
Beginning of period	43,175,493	7,319,349	19,238,364	561,294	382,515
End of period	$52,276,427	$8,461,875	$22,985,793	$828,916	$584,121

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$896,286	$3,475,730	$742,393	$147,201	$122,478
Net realized gain (loss) on security transactions	1,480,515	22,084	115,862	(14,650)	44,269
Net realized gain distributions	4,596,008	—	—	—	604,636
Change in unrealized appreciation (depreciation)	7,429,872	5,340,558	(7,469)	158,785	687,623

Net increase (decrease) in net assets resulting from operations	14,402,681	8,838,372	850,786	291,336	1,459,006

Unit transactions:
Purchases	1,219,381	4,101,666	2,569,884	350,458	156,514
Net transfers	(715,339)	1,537,112	10,432,208	248,720	6,158
Surrenders for benefit payments and fees	(759,103)	(3,517,923)	(16,824,184)	(432,552)	(275,390)
Other transactions	(79)	(1,665)	892	(26)	—
Death benefits	(860,121)	(848,164)	(193,249)	(37,478)	(5,876)
Net loan activity	(11,141)	(472,340)	949,850	6,351	(4,836)
Cost of insurance and other fees	(3,023,544)	(3,598,760)	(1,902,907)	(401,181)	(132,747)

Net increase (decrease) in net assets resulting from unit transactions	(4,149,946)	(2,800,074)	(4,967,506)	(265,708)	(256,177)

Net increase (decrease) in net assets	10,252,735	6,038,298	(4,116,720)	25,628	1,202,829

Net assets:
Beginning of period	47,726,299	83,775,555	28,729,205	5,529,055	5,364,114
End of period	$57,979,034	$89,813,853	$24,612,485	$5,554,683	$6,566,943

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$1,277	$—	$147,772	$9,881
Net realized gain (loss) on security transactions	289,664	(116)	(33,492)	131,698	19,491
Net realized gain distributions	707,374	13,393	—	1,128,371	120,087
Change in unrealized appreciation (depreciation)	626,880	24,722	587,683	533,791	119,188

Net increase (decrease) in net assets resulting from operations	1,623,918	39,276	554,191	1,941,632	268,647

Unit transactions:
Purchases	63,142	—	178,769	177,551	—
Net transfers	(883,644)	—	(8,399)	(667,352)	(33,370)
Surrenders for benefit payments and fees	(94,318)	—	(31,577)	(93,938)	(73,710)
Other transactions	—	—	—	—	—
Death benefits	(47,984)	—	(127)	(78,062)	—
Net loan activity	—	—	(3,902)	179	(17,262)
Cost of insurance and other fees	(129,051)	(4,028)	(152,834)	(237,696)	(22,148)

Net increase (decrease) in net assets resulting from unit transactions	(1,091,855)	(4,028)	(18,070)	(899,318)	(146,490)

Net increase (decrease) in net assets	532,063	35,248	536,121	1,042,314	122,157

Net assets:
Beginning of period	4,908,701	158,223	3,715,656	8,241,222	987,917
End of period	$5,440,764	$193,471	$4,251,777	$9,283,536	$1,110,074

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$188	$820	$53,939	$35,875	$189,204
Net realized gain (loss) on security transactions	25	261	15,643	(2,578)	238,245
Net realized gain distributions	382	1,008	1,379	253,812	764,322
Change in unrealized appreciation (depreciation)	907	10,687	154,429	200,868	1,759,117

Net increase (decrease) in net assets resulting from operations	1,502	12,776	225,390	487,977	2,950,888

Unit transactions:
Purchases	—	3,110	78,823	128,797	720,617
Net transfers	—	—	55,488	40,516	(373,612)
Surrenders for benefit payments and fees	—	—	(54,556)	(76,298)	(476,078)
Other transactions	—	—	—	—	(52)
Death benefits	—	—	(10,468)	(19,360)	(15,069)
Net loan activity	—	—	(811)	(4,413)	(227,138)
Cost of insurance and other fees	(79)	(3,101)	(30,892)	(65,959)	(342,615)

Net increase (decrease) in net assets resulting from unit transactions	(79)	9	37,584	3,283	(713,947)

Net increase (decrease) in net assets	1,423	12,785	262,974	491,260	2,236,941

Net assets:
Beginning of period	6,094	44,666	948,432	1,948,355	10,644,312
End of period	$7,517	$57,451	$1,211,406	$2,439,615	$12,881,253

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,639	$—	$—	$445,682	$55,911
Net realized gain (loss) on security transactions	(32,108)	61,982	1,676	64,363	16,413
Net realized gain distributions	321,039	656,190	955,338	—	188,445
Change in unrealized appreciation (depreciation)	372,367	573,321	814,572	868,265	592,289

Net increase (decrease) in net assets resulting from operations	675,937	1,291,493	1,771,586	1,378,310	853,058

Unit transactions:
Purchases	—	87,245	467,832	437,279	96,009
Net transfers	(137,040)	(403,237)	(59,135)	831,219	(222,947)
Surrenders for benefit payments and fees	(206,985)	(61,475)	(332,004)	(654,054)	(321,521)
Other transactions	—	—	25	—	—
Death benefits	(47,973)	(31,253)	(4,871)	(190,137)	—
Net loan activity	(318)	(3,157)	(91,137)	(116,815)	(2,248)
Cost of insurance and other fees	(113,370)	(132,737)	(209,184)	(345,872)	(107,913)

Net increase (decrease) in net assets resulting from unit transactions	(505,686)	(544,614)	(228,474)	(38,380)	(558,620)

Net increase (decrease) in net assets	170,251	746,879	1,543,112	1,339,930	294,438

Net assets:
Beginning of period	2,853,068	4,033,275	6,672,016	10,330,803	3,485,789
End of period	$3,023,319	$4,780,154	$8,215,128	$11,670,733	$3,780,227

The accompanying notes are an integral part of these financial statements.
SA-94

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,484	$69,902	$—	$34,187	$—
Net realized gain (loss) on security transactions	(4,632)	38,587	32,586	56,346	33,284
Net realized gain distributions	25,386	282,715	303,899	290,646	477,893
Change in unrealized appreciation (depreciation)	144,455	442,888	703,627	954,766	320,970

Net increase (decrease) in net assets resulting from operations	177,693	834,092	1,040,112	1,335,945	832,147

Unit transactions:
Purchases	84,174	152,329	151,655	131,357	17,801
Net transfers	(13,319)	(49,365)	418,884	(69,649)	168,651
Surrenders for benefit payments and fees	(5,355)	(187,206)	(21,442)	(207,021)	(37,782)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	(82,205)	(91,835)
Net loan activity	(3,978)	1,588	(4,430)	(112,742)	(8,478)
Cost of insurance and other fees	(17,591)	(115,364)	(83,821)	(118,078)	(70,797)

Net increase (decrease) in net assets resulting from unit transactions	43,931	(198,018)	460,846	(458,338)	(22,440)

Net increase (decrease) in net assets	221,624	636,074	1,500,958	877,607	809,707

Net assets:
Beginning of period	813,880	3,809,558	2,583,711	4,362,145	2,015,583
End of period	$1,035,504	$4,445,632	$4,084,669	$5,239,752	$2,825,290

The accompanying notes are an integral part of these financial statements.
SA-95

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,030,793	$324,725	$638,975	$—	$24,980
Net realized gain (loss) on security transactions	79,517	101,117	541,417	132,917	26,453
Net realized gain distributions	—	369,611	1,344,829	304,180	564,147
Change in unrealized appreciation (depreciation)	1,802,983	1,707,045	5,112,564	535,510	417,012

Net increase (decrease) in net assets resulting from operations	2,913,293	2,502,498	7,637,785	972,607	1,032,592

Unit transactions:
Purchases	1,968,182	380,219	1,569,415	—	86,195
Net transfers	95,414	(367,635)	(387,281)	(556,399)	107,095
Surrenders for benefit payments and fees	(1,428,882)	(114,531)	(1,231,894)	(104,319)	(102,016)
Other transactions	88	26	(62)	—	—
Death benefits	(775,981)	(108,150)	(85,812)	(50,350)	—
Net loan activity	(147,718)	(21,864)	(341,451)	(2)	(66,587)
Cost of insurance and other fees	(1,433,573)	(458,972)	(790,717)	(99,457)	(92,725)

Net increase (decrease) in net assets resulting from unit transactions	(1,722,470)	(690,907)	(1,267,802)	(810,527)	(68,038)

Net increase (decrease) in net assets	1,190,823	1,811,591	6,369,983	162,080	964,554

Net assets:
Beginning of period	29,011,203	12,422,620	25,983,180	3,083,326	3,291,595
End of period	$30,202,026	$14,234,211	$32,353,163	$3,245,406	$4,256,149

The accompanying notes are an integral part of these financial statements.
SA-96

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$17,472	$—	$—	$74,313	$286,536
Net realized gain (loss) on security transactions	13,750	16,630	(9,032)	(84,310)	76,163
Net realized gain distributions	346,593	397,938	248,269	—	1,085,292
Change in unrealized appreciation (depreciation)	184,885	573,620	398,353	231,313	1,908,331

Net increase (decrease) in net assets resulting from operations	562,700	988,188	637,590	221,316	3,356,322

Unit transactions:
Purchases	43,128	145,404	5,944	—	—
Net transfers	(74,058)	1,216,443	(25,360)	—	(77,048)
Surrenders for benefit payments and fees	(19,650)	(181,196)	(771)	(72,384)	(249,061)
Other transactions	—	—	—	—	—
Death benefits	—	(12,521)	—	(14,493)	(263,209)
Net loan activity	(8)	(81,146)	(1,286)	—	(8,968)
Cost of insurance and other fees	(51,764)	(112,798)	(50,787)	(224,873)	(614,803)

Net increase (decrease) in net assets resulting from unit transactions	(102,352)	974,186	(72,260)	(311,750)	(1,213,089)

Net increase (decrease) in net assets	460,348	1,962,374	565,330	(90,434)	2,143,233

Net assets:
Beginning of period	1,791,308	3,406,091	1,720,409	2,047,242	11,413,915
End of period	$2,251,656	$5,368,465	$2,285,739	$1,956,808	$13,557,148

The accompanying notes are an integral part of these financial statements.
SA-97

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,664	$243	$2,353	$360,113	$252,239
Net realized gain (loss) on security transactions	(2,183)	(8,027)	9,357	(127,420)	(46,873)
Net realized gain distributions	6,523	388,066	43,307	—	51,491
Change in unrealized appreciation (depreciation)	25,029	748,650	209,437	545,922	598,480

Net increase (decrease) in net assets resulting from operations	33,033	1,128,932	264,454	778,615	855,337

Unit transactions:
Purchases	—	93,844	—	99,908	161,302
Net transfers	—	236,806	5	(267,386)	650,680
Surrenders for benefit payments and fees	—	(88,946)	(8,448)	(44,237)	(13,298)
Other transactions	—	—	—	—	—
Death benefits	—	(9,091)	(17,641)	(121,213)	—
Net loan activity	—	(472)	(132)	(7,980)	(61,831)
Cost of insurance and other fees	(27,342)	(202,010)	(40,081)	(170,640)	(358,236)

Net increase (decrease) in net assets resulting from unit transactions	(27,342)	30,131	(66,297)	(511,548)	378,617

Net increase (decrease) in net assets	5,691	1,159,063	198,157	267,067	1,233,954

Net assets:
Beginning of period	199,748	4,191,312	900,944	5,511,412	6,818,248
End of period	$205,439	$5,350,375	$1,099,101	$5,778,479	$8,052,202

The accompanying notes are an integral part of these financial statements.
SA-98

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$121,050	$—	$36,756	$6,351	$791
Net realized gain (loss) on security transactions	(95,730)	2,129	(34,718)	12,095	—
Net realized gain distributions	12,912	27,056	69,811	48,028	—
Change in unrealized appreciation (depreciation)	1,618,521	23,444	161,322	59,319	—

Net increase (decrease) in net assets resulting from operations	1,656,753	52,629	233,171	125,793	791

Unit transactions:
Purchases	197,818	—	—	—	—
Net transfers	(58,097)	—	—	—	(2)
Surrenders for benefit payments and fees	(48,196)	(5,344)	—	(25,628)	(6,535)
Other transactions	25	—	—	—	—
Death benefits	(62,782)	—	—	—	—
Net loan activity	3,962	(10)	(36)	(20)	—
Cost of insurance and other fees	(362,909)	(7,614)	(125,592)	(25,757)	(890)

Net increase (decrease) in net assets resulting from unit transactions	(330,179)	(12,968)	(125,628)	(51,405)	(7,427)

Net increase (decrease) in net assets	1,326,574	39,661	107,543	74,388	(6,636)

Net assets:
Beginning of period	6,629,874	216,683	1,197,008	415,199	46,517
End of period	$7,956,448	$256,344	$1,304,551	$489,587	$39,881

The accompanying notes are an integral part of these financial statements.
SA-99

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$87,481	$9,196	$35,321	$119,323	$1,782,959
Net realized gain (loss) on security transactions	66,564	(167,142)	34,959	(38,404)	(285,091)
Net realized gain distributions	1,780,461	148,250	—	71,223	—
Change in unrealized appreciation (depreciation)	1,980,693	292,793	607,820	677,423	(1,014,302)

Net increase (decrease) in net assets resulting from operations	3,915,199	283,097	678,100	829,565	483,566

Unit transactions:
Purchases	197,706	25,144	203,557	499,256	1,616,888
Net transfers	(102,680)	(190,382)	(212,166)	(274,146)	(841,848)
Surrenders for benefit payments and fees	(164,803)	(87,593)	(121,860)	(271,207)	(2,389,407)
Other transactions	—	—	—	27	75
Death benefits	(128,892)	—	(10,802)	(5,296)	(83,590)
Net loan activity	(15,670)	(6,674)	(53,375)	(62,816)	(274,589)
Cost of insurance and other fees	(509,312)	(44,598)	(77,635)	(238,640)	(894,830)

Net increase (decrease) in net assets resulting from unit transactions	(723,651)	(304,103)	(272,281)	(352,822)	(2,867,301)

Net increase (decrease) in net assets	3,191,548	(21,006)	405,819	476,743	(2,383,735)

Net assets:
Beginning of period	10,923,787	1,244,753	2,669,308	6,720,178	25,125,671
End of period	$14,115,335	$1,223,747	$3,075,127	$7,196,921	$22,741,936

The accompanying notes are an integral part of these financial statements.
SA-100

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$186,072	$10,302	$1,719	$273	$—
Net realized gain (loss) on security transactions	(40,385)	106	(65)	32	55,718
Net realized gain distributions	1,278,228	—	—	1,759	503,169
Change in unrealized appreciation (depreciation)	(472,763)	15,409	2,567	2,548	426,131

Net increase (decrease) in net assets resulting from operations	951,152	25,817	4,221	4,612	985,018

Unit transactions:
Purchases	450,414	3,612	—	—	89,450
Net transfers	(133,700)	—	—	—	324,768
Surrenders for benefit payments and fees	(124,907)	—	—	—	(136,610)
Other transactions	(25)	—	—	—	—
Death benefits	—	—	—	—	(2,213)
Net loan activity	(86,373)	—	—	—	(25,017)
Cost of insurance and other fees	(220,358)	(4,905)	(720)	(572)	(69,294)

Net increase (decrease) in net assets resulting from unit transactions	(114,949)	(1,293)	(720)	(572)	181,084

Net increase (decrease) in net assets	836,203	24,524	3,501	4,040	1,166,102

Net assets:
Beginning of period	6,229,470	238,784	29,821	23,826	2,439,336
End of period	$7,065,673	$263,308	$33,322	$27,866	$3,605,438

The accompanying notes are an integral part of these financial statements.
SA-101

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Prudential Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,351	$59,623	$1,573,518	$29,198	$25,787
Net realized gain (loss) on security transactions	—	367,137	106,453	21,144	(85,594)
Net realized gain distributions	—	2,156,348	4,114,369	123,572	458,235
Change in unrealized appreciation (depreciation)	—	2,491,403	13,426,018	254,995	952,655

Net increase (decrease) in net assets resulting from operations	1,351	5,074,511	19,220,358	428,909	1,351,083

Unit transactions:
Purchases	6,722	363,353	1,158,564	68,977	174,869
Net transfers	—	159,388	1,165,513	(431,507)	(245,348)
Surrenders for benefit payments and fees	—	(264,298)	(2,089,710)	(88,280)	(236,836)
Other transactions	—	53	70	—	—
Death benefits	—	(335,815)	(4,734,627)	(60,017)	(91,077)
Net loan activity	—	(38,849)	(182,927)	—	(18,631)
Cost of insurance and other fees	(2,608)	(1,022,976)	(2,564,174)	(38,733)	(146,053)

Net increase (decrease) in net assets resulting from unit transactions	4,114	(1,139,144)	(7,247,291)	(549,560)	(563,076)

Net increase (decrease) in net assets	5,465	3,935,367	11,973,067	(120,651)	788,007

Net assets:
Beginning of period	68,701	13,977,383	66,109,424	1,767,270	5,712,866
End of period	$74,166	$17,912,750	$78,082,491	$1,646,619	$6,500,873

The accompanying notes are an integral part of these financial statements.
SA-102

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$142,686	$144,815	$611	$—	$96,417
Net realized gain (loss) on security transactions	(81,422)	133,019	2,331	141	(23,358)
Net realized gain distributions	—	618,878	1,301	3,465	—
Change in unrealized appreciation (depreciation)	400,760	1,008,686	3,405	6,085	142,569

Net increase (decrease) in net assets resulting from operations	462,024	1,905,398	7,648	9,691	215,628

Unit transactions:
Purchases	209,655	164,760	1,767	277	43,029
Net transfers	322,780	(208,699)	—	18	(98,058)
Surrenders for benefit payments and fees	(183,947)	(75,420)	(2,720)	—	(74,826)
Other transactions	—	—	—	—	—
Death benefits	(305,215)	(108,236)	(11,205)	—	(84,102)
Net loan activity	(195,554)	(165,459)	(15,861)	—	7,881
Cost of insurance and other fees	(156,694)	(172,185)	(2,315)	(406)	(47,508)

Net increase (decrease) in net assets resulting from unit transactions	(308,975)	(565,239)	(30,334)	(111)	(253,584)

Net increase (decrease) in net assets	153,049	1,340,159	(22,686)	9,580	(37,956)

Net assets:
Beginning of period	4,256,499	6,563,491	65,251	36,404	1,565,840
End of period	$4,409,548	$7,903,650	$42,565	$45,984	$1,527,884

The accompanying notes are an integral part of these financial statements.
SA-103

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$74,692	$12,295	$3,757	$1,190	$1,874
Net realized gain (loss) on security transactions	(6,189)	(10,065)	(235)	635	8,234
Net realized gain distributions	16,436	1,578	7,876	11,114	59,560
Change in unrealized appreciation (depreciation)	178,807	204,441	15,269	14,875	51,800

Net increase (decrease) in net assets resulting from operations	263,746	208,249	26,667	27,814	121,468

Unit transactions:
Purchases	28,337	13,469	8,669	8,946	6,683
Net transfers	125,539	(99,360)	267	(10,190)	(42,628)
Surrenders for benefit payments and fees	(34,288)	(43,955)	(3,998)	(16,522)	—
Other transactions	—	—	—	—	—
Death benefits	—	—	(5,814)	—	—
Net loan activity	(153)	(2,719)	—	(1)	(12)
Cost of insurance and other fees	(78,870)	(16,339)	(1,471)	(3,599)	(7,216)

Net increase (decrease) in net assets resulting from unit transactions	40,565	(148,904)	(2,347)	(21,366)	(43,173)

Net increase (decrease) in net assets	304,311	59,345	24,320	6,448	78,295

Net assets:
Beginning of period	2,182,757	939,610	135,576	99,591	339,202
End of period	$2,487,068	$998,955	$159,896	$106,039	$417,497

The accompanying notes are an integral part of these financial statements.
SA-104

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)
	Sub-Account	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$4,166	$3,121	$283
Net realized gain (loss) on security transactions	180	118,315	(17)
Net realized gain distributions	—	316,071	2,975
Change in unrealized appreciation (depreciation)	6,543	237,102	(765)

Net increase (decrease) in net assets resulting from operations	10,889	674,609	2,476

Unit transactions:
Purchases	—	119,650	—
Net transfers	—	362,402	27,599
Surrenders for benefit payments and fees	—	(39,642)	—
Other transactions	—	—	—
Death benefits	—	(200,166)	—
Net loan activity	—	1,461	(1)
Cost of insurance and other fees	(3,200)	(79,985)	(312)

Net increase (decrease) in net assets resulting from unit transactions	(3,200)	163,720	27,286

Net increase (decrease) in net assets	7,689	838,329	29,762

Net assets:
Beginning of period	103,668	1,694,720	—
End of period	$111,357	$2,533,049	$29,762

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-105

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization:

Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

In 2020, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio (Class B)	Fidelity® VIP Overseas Portfolio (Initial Class)
AB VPS International Growth Portfolio (Class B)	Fidelity® VIP Strategic Income Portfolio (Service
AB VPS International Value Portfolio (Class B)	Class 2)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Fidelity® VIP Value Strategies Portfolio (Service
American Funds IS Asset Allocation Fund (Class 2)	Class 2)
American Funds IS Blue Chip Income and	Franklin Flex Cap Growth VIP Fund (Class 2)
Growth Fund (Class 2)	Franklin Income VIP Fund (Class 2)
American Funds IS Bond Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)
American Funds IS Capital World Bond Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)
(formerly American Funds IS Global Bond Fund	Franklin Rising Dividends VIP Fund (Class 2)
(Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
American Funds IS Global Growth and Income Fund	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
(Class 2)	Franklin Strategic Income VIP Fund (Class 1)
American Funds IS Global Growth Fund (Class 2)	Putnam VT George Putnam Balanced Fund (Class IA)
American Funds IS Global Small Capitalization Fund	Hartford Balanced HLS Fund (Class IA)
(Class 2)	Hartford Capital Appreciation HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Disciplined Equity HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS International Fund (Class 2)	Hartford Global Growth HLS Fund (Class IA)
American Funds IS New World Fund (Class 2)	(merged September 18, 2020)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Hartford Growth Opportunities HLS Fund (Class IA)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	(merged September 18, 2020)
(Service Class 2)	Hartford High Yield HLS Fund (Class IA)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	(merged September 25, 2020)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Hartford International Opportunities HLS Fund
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	(Class IA)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Hartford MidCap HLS Fund (Class IA)
Fidelity® VIP Government Money Market Portfolio	Hartford MidCap Value HLS Fund (Class IA)
(Service Class)	(merged September 18, 2020)
Fidelity® VIP Growth Portfolio (Service Class 2)	Hartford Small Company HLS Fund (Class IA)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Hartford MidCap Growth HLS Fund (Class IA)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	(merged September 18, 2020)

SA-106

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Hartford Small Cap Growth HLS Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
Hartford Stock HLS Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
Hartford U.S. Government Securities HLS Fund	Putnam VT High Yield Fund (Class IA)
(Class IA) (merged September 25, 2020)	Putnam VT Income Fund (Class IA)
Hartford Value HLS Fund (Class IA) (merged	Putnam VT International Equity Fund (Class IA)
September 18, 2020)	Putnam VT Emerging Markets Equity Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)	(formerly Putnam VT International Growth Fund
Invesco V.I. American Value Fund (Series I)	(Class IA))
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Putnam VT International Value Fund (Class IA)
Invesco V.I. Comstock Fund (Series II)	Putnam VT Multi-Cap Core Fund (Class IA)
Invesco V.I. Core Equity Fund (Series I)	Putnam VT Government Money Market Fund (Class IA)
Invesco V.I. Diversified Dividend Fund (Series II)	Putnam VT Sustainable Leaders Fund (Class IA)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Putnam VT Small Cap Value Fund (Class IB)
Invesco V.I. Global Real Estate Fund (Series I)	Templeton Developing Markets VIP Fund (Class 1)
Invesco V.I. Growth and Income Fund (Series II)	Templeton Foreign VIP Fund (Class 2)
Invesco V.I. International Growth Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	Templeton Growth VIP Fund (Class 2)
Invesco V.I. Mid Cap Growth Fund (Series I)	Morgan Stanley VIF Core Plus Fixed Income Portfolio
(merged April 30, 2020)	(Class I)
Invesco V.I. Small Cap Equity Fund (Series I)	Morgan Stanley VIF Emerging Markets Debt Portfolio
Lord Abbett Bond Debenture Portfolio (Class VC)	(Class I)
Lord Abbett Dividend Growth Portfolio (Class VC)	Morgan Stanley VIF Emerging Markets Equity Portfolio
(formerly Lord Abbett Calibrated Dividend Growth	(Class I)
Portfolio (Class VC))	Morgan Stanley VIF Discovery Portfolio (Class II)
Lord Abbett Fundamental Equity Portfolio (Class VC)	Prudential Government Money Market Portfolio (Class I)
Lord Abbett Growth and Income Portfolio (Class VC)	Putnam VT Growth Opportunities Fund (Class IA)
MFS® Growth Series (Initial Class)	BlackRock S&P 500 Index V.I. Fund (Class I)
MFS® Investors Trust Series (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
MFS® New Discovery Series (Initial Class)	Invesco V.I. American Value Fund (Series II)
MFS® Total Return Bond Series (Initial Class)	Putnam VT Diversified Income Fund (Class IB)
MFS® Total Return Series (Initial Class)	Putnam VT Equity Income Fund (Class IB)
MFS® Value Series (Initial Class)	Putnam VT Global Asset Allocation Fund (Class IB)
Invesco Oppenheimer V.I. Capital Appreciation Fund	Putnam VT Global Equity Fund (Class IB)
(Series II)	Putnam VT High Yield Fund (Class IB)
Invesco Oppenheimer V.I. Global Fund (Series II)	Putnam VT Income Fund (Class IB)
Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT International Equity Fund (Class IB)
(Series II)	Putnam VT International Value Fund (Class IB)
Invesco Oppenheimer V.I. Main Street Small Cap	Putnam VT Multi-Cap Core Fund (Class IB)
Fund® (Series II)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Small Cap Growth Fund (Class IB)	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Putnam VT Diversified Income Fund (Class IA)	(Class II)

SA-107

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Putnam VT Growth Opportunities Fund (Class IB)	Invesco V.I. High Yield Fund (Series I)
AB VPS Growth and Income Portfolio (Class B)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
(available April 26, 2019)	Fund (Series I) (available April 30, 2020)

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. For the period ended December 31, 2020, the following transfers due to fund mergers were as follows:

Merger Date	Merged Sub-Account	Surviving Sub-Account	Assets Received
April 30, 2020	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	$4,259,659
September 18, 2020	Hartford Global Growth HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	$1,803,053
September 18, 2020	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	$57,118,030
September 18, 2020	Hartford MidCap Value HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	$6,542,230
September 18, 2020	Hartford MidCap Growth HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	$912,267
September 18, 2020	Hartford Value HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)	$5,563,575
September 25, 2020	Hartford High Yield HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	$12,382,082
September 25, 2020	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	$5,680,480

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

SA-108

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The
Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in Death Benefits on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

SA-109

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets. At this time, the Sponsor Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Sponsor Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in cost of insurance and other fees in the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

SA-110

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

Rider Name	Increment	$ or %
Estate Protection Rider	monthly, per $1,000 of the net amount at risk	$4.07*
Last Survivor Yearly Renewable Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$2.3245*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$14.9533*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.94654*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up death Benefit Rider Annual	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
Longevity Access Rider	monthly, per $1,000 of the net amount at risk	$1.051*

* Maximum charge.

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum rate of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees in the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2020.

4.     Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio (Class B)	$189,179	$145,281
AB VPS International Growth Portfolio (Class B)	29,501	116,092
AB VPS International Value Portfolio (Class B)	24,454	379,983
AB VPS Small/Mid Cap Value Portfolio (Class B)	553,868	781,056
American Funds IS Asset Allocation Fund (Class 2)	1,535,990	4,339,147
American Funds IS Blue Chip Income and Growth Fund (Class 2)	874,242	2,152,069
American Funds IS Bond Fund (Class 2)	3,904,160	3,135,701
American Funds IS Capital World Bond Fund (Class 2)	209,088	299,242
American Funds IS Global Growth and Income Fund (Class 2)	814,425	575,618
American Funds IS Global Growth Fund (Class 2)	622,238	4,260,956
American Funds IS Global Small Capitalization Fund (Class 2)	552,177	2,788,562
American Funds IS Growth Fund (Class 2)	4,699,460	16,068,070
American Funds IS Growth-Income Fund (Class 2)	2,871,965	8,847,044
American Funds IS International Fund (Class 2)	2,231,370	4,065,172

SA-111

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
American Funds IS New World Fund (Class 2)	$448,283	$1,769,515
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	42,067
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	11,147	17,305
Fidelity® VIP Equity-Income Portfolio (Initial Class)	219,664	1,003,202
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	344,029	146,588
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	915,876	490,371
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	724,753	1,207,524
Fidelity® VIP Government Money Market Portfolio (Service Class)	14,767,708	12,711,736
Fidelity® VIP Growth Portfolio (Service Class 2)	635,655	1,355,606
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,702,530	2,425,304
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	578,431	2,239,795
Fidelity® VIP Overseas Portfolio (Initial Class)	531	17,382
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	18,649	70,910
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	10,629	82,350
Franklin Flex Cap Growth VIP Fund (Class 2)	370,137	159,062
Franklin Income VIP Fund (Class 2)	964,525	1,383,908
Franklin Mutual Global Discovery VIP Fund (Class 2)	648,987	1,193,384
Franklin Mutual Shares VIP Fund (Class 2)	47,658	2,864,352
Franklin Rising Dividends VIP Fund (Class 2)	192,466	257,197
Franklin Small Cap Value VIP Fund (Class 2)	802,524	854,898
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	837,974	681,098
Franklin Strategic Income VIP Fund (Class 1)	639,101	1,521,778
Putnam VT George Putnam Balanced Fund (Class IA)	—	17,045
Hartford Balanced HLS Fund (Class IA)	982,202	6,099,680
Hartford Capital Appreciation HLS Fund (Class IA)	764,686	11,246,864
Hartford Disciplined Equity HLS Fund (Class IA)	59,672,024	4,992,651
Hartford Dividend and Growth HLS Fund (Class IA)	7,907,162	7,118,206
Hartford Global Growth HLS Fund (Class IA)	86,409	2,244,844
Hartford Growth Opportunities HLS Fund (Class IA)	1,043,840	63,819,387
Hartford High Yield HLS Fund (Class IA)	330,859	13,225,241
Hartford International Opportunities HLS Fund (Class IA)	1,113,627	2,470,907
Hartford MidCap HLS Fund (Class IA)	7,870,156	3,784,143
Hartford MidCap Value HLS Fund (Class IA)	87,595	7,028,495
Hartford Small Company HLS Fund (Class IA)	2,337,167	3,925,847
Hartford MidCap Growth HLS Fund (Class IA)	49,997	947,887
Hartford Small Cap Growth HLS Fund (Class IA)	57,437	117,861
Hartford Stock HLS Fund (Class IA)	1,702,128	8,640,150
Hartford Total Return Bond HLS Fund (Class IA)	17,862,813	6,616,741
Hartford Ultrashort Bond HLS Fund (Class IA)	10,545,486	4,937,051
Hartford U.S. Government Securities HLS Fund (Class IA)	964,842	6,849,197
Hartford Value HLS Fund (Class IA)	137,602	5,982,131
Invesco V.I. American Franchise Fund (Series I)	1,710,646	1,385,471

SA-112

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. American Value Fund (Series I)	$1,849	$4,439
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	235,621	636,225
Invesco V.I. Comstock Fund (Series II)	264,829	733,703
Invesco V.I. Core Equity Fund (Series I)	2,354	292,739
Invesco V.I. Diversified Dividend Fund (Series II)	—	80
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	3,110	3,794
Invesco V.I. Global Real Estate Fund (Series I)	147,204	175,574
Invesco V.I. Growth and Income Fund (Series II)	84,058	105,753
Invesco V.I. International Growth Fund (Series I)	507,993	641,497
Invesco V.I. Mid Cap Core Equity Fund (Series I)	32,869	348,078
Invesco V.I. Mid Cap Growth Fund (Series I)	89,933	4,581,382
Invesco V.I. Small Cap Equity Fund (Series I)	233,283	301,004
Lord Abbett Bond Debenture Portfolio (Class VC)	1,105,960	1,161,247
Lord Abbett Dividend Growth Portfolio (Class VC)	97,399	215,774
Lord Abbett Fundamental Equity Portfolio (Class VC)	127,330	28,888
Lord Abbett Growth and Income Portfolio (Class VC)	147,113	478,908
MFS® Growth Series (Initial Class)	826,352	1,877,744
MFS® Investors Trust Series (Initial Class)	104,110	156,282
MFS® New Discovery Series (Initial Class)	257,872	431,279
MFS® Total Return Bond Series (Initial Class)	1,354,036	2,214,363
MFS® Total Return Series (Initial Class)	784,363	1,213,700
MFS® Value Series (Initial Class)	1,125,197	1,280,478
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	70	205,716
Invesco Oppenheimer V.I. Global Fund (Series II)	242,537	247,179
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	68,427	85,503
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	325,483	673,470
Putnam VT Small Cap Growth Fund (Class IB)	—	86,129
Putnam VT Diversified Income Fund (Class IA)	—	226,202
Putnam VT Equity Income Fund (Class IA)	8,729	766,404
Putnam VT Global Asset Allocation Fund (Class IA)	1,554	29,779
Putnam VT Global Equity Fund (Class IA)	132,007	454,561
Putnam VT Global Health Care Fund (Class IA)	17,580	92,272
Putnam VT High Yield Fund (Class IA)	343,824	450,798
Putnam VT Income Fund (Class IA)	948,452	1,669,369
Putnam VT International Equity Fund (Class IA)	636,571	594,643
Putnam VT Emerging Markets Equity Fund (Class IA)	—	12,205
Putnam VT International Value Fund (Class IA)	—	120,534
Putnam VT Multi-Cap Core Fund (Class IA)	—	21,591
Putnam VT Government Money Market Fund (Class IA)	—	885
Putnam VT Sustainable Leaders Fund (Class IA)	112,686	1,248,453
Putnam VT Small Cap Value Fund (Class IB)	51,915	64,766
Templeton Developing Markets VIP Fund (Class 1)	265,532	430,221

SA-113

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Templeton Foreign VIP Fund (Class 2)	$326,762	$313,497
Templeton Global Bond VIP Fund (Class 2)	633,074	2,387,700
Templeton Growth VIP Fund (Class 2)	225,505	358,973
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	3,154	5,995
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	915
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	729
Morgan Stanley VIF Discovery Portfolio (Class II)	1,863,734	606,734
Prudential Government Money Market Portfolio (Class I)	17,876	2,839
Putnam VT Growth Opportunities Fund (Class IA)	836,503	2,370,300
BlackRock S&P 500 Index V.I. Fund (Class I)	4,381,480	8,624,618
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	45,653	25,223
Invesco V.I. American Value Fund (Series II)	212,955	326,200
Putnam VT Diversified Income Fund (Class IB)	223,518	424,723
Putnam VT Equity Income Fund (Class IB)	888,008	569,149
Putnam VT Global Asset Allocation Fund (Class IB)	1,193	1,941
Putnam VT Global Equity Fund (Class IB)	268	424
Putnam VT High Yield Fund (Class IB)	146,721	47,230
Putnam VT Income Fund (Class IB)	480,874	145,915
Putnam VT International Equity Fund (Class IB)	507,500	48,163
Putnam VT International Value Fund (Class IB)	8,201	1,297
Putnam VT Multi-Cap Core Fund (Class IB)	19,718	19,133
Putnam VT Sustainable Leaders Fund (Class IB)	22,551	7,985
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	151	115,528
Putnam VT Growth Opportunities Fund (Class IB)	1,439,176	1,563,991
AB VPS Growth and Income Portfolio (Class B)	4,306	3,802
Invesco V.I. High Yield Fund (Series I)	19,967	117
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	4,259,964	214,723

5.    Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	9,828	8,431	1,397
AB VPS International Growth Portfolio (Class B)	1,925	7,667	(5,742)
AB VPS International Value Portfolio (Class B)	3,122	43,212	(40,090)
AB VPS Small/Mid Cap Value Portfolio (Class B)	24,111	32,637	(8,526)
American Funds IS Asset Allocation Fund (Class 2)	42,747	122,313	(79,566)
American Funds IS Blue Chip Income and Growth Fund (Class 2)	23,921	60,426	(36,505)
American Funds IS Bond Fund (Class 2)	206,689	168,668	38,021
American Funds IS Capital World Bond Fund (Class 2)	14,279	20,738	(6,459)
American Funds IS Global Growth and Income Fund (Class 2)	39,788	28,038	11,750

SA-114

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Global Growth Fund (Class 2)	123,887	956,626	(832,739)
American Funds IS Global Small Capitalization Fund (Class 2)	137,178	636,271	(499,093)
American Funds IS Growth Fund (Class 2)	1,080,889	3,747,036	(2,666,147)
American Funds IS Growth-Income Fund (Class 2)	720,883	2,216,592	(1,495,709)
American Funds IS International Fund (Class 2)	66,050	112,004	(45,954)
American Funds IS New World Fund (Class 2)	9,207	36,766	(27,559)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	8,530	(8,530)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	370	625	(255)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	31,807	163,397	(131,590)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	18,822	7,780	11,042
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	48,483	24,450	24,033
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	32,738	54,216	(21,478)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,413,253	1,216,970	196,283
Fidelity® VIP Growth Portfolio (Service Class 2)	16,532	42,989	(26,457)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	43,504	64,651	(21,147)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	21,379	75,914	(54,535)
Fidelity® VIP Overseas Portfolio (Initial Class)	127	4,460	(4,333)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	1,032	3,960	(2,928)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	535	4,783	(4,248)
Franklin Flex Cap Growth VIP Fund (Class 2)	9,829	4,327	5,502
Franklin Income VIP Fund (Class 2)	46,603	65,913	(19,310)
Franklin Mutual Global Discovery VIP Fund (Class 2)	32,668	59,501	(26,833)
Franklin Mutual Shares VIP Fund (Class 2)	1,889	106,795	(104,906)
Franklin Rising Dividends VIP Fund (Class 2)	5,354	7,757	(2,403)
Franklin Small Cap Value VIP Fund (Class 2)	20,878	20,780	98
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	22,463	20,082	2,381
Franklin Strategic Income VIP Fund (Class 1)	36,877	88,218	(51,341)
Putnam VT George Putnam Balanced Fund (Class IA)	—	526	(526)
Hartford Balanced HLS Fund (Class IA)	130,895	841,212	(710,317)
Hartford Capital Appreciation HLS Fund (Class IA)	45,970	627,460	(581,490)
Hartford Disciplined Equity HLS Fund (Class IA)	11,323,541	982,617	10,340,924
Hartford Dividend and Growth HLS Fund (Class IA)	716,269	650,628	65,641
Hartford Global Growth HLS Fund (Class IA)	23,652	561,635	(537,983)
Hartford Growth Opportunities HLS Fund (Class IA)	14,214	696,630	(682,416)
Hartford High Yield HLS Fund (Class IA)	14,916	567,389	(552,473)
Hartford International Opportunities HLS Fund (Class IA)	216,262	473,457	(257,195)
Hartford MidCap HLS Fund (Class IA)	613,974	296,768	317,206
Hartford MidCap Value HLS Fund (Class IA)	2,042	173,920	(171,878)
Hartford Small Company HLS Fund (Class IA)	301,232	574,198	(272,966)
Hartford MidCap Growth HLS Fund (Class IA)	1,805	30,768	(28,963)
Hartford Small Cap Growth HLS Fund (Class IA)	1,501	3,301	(1,800)
Hartford Stock HLS Fund (Class IA)	156,495	801,229	(644,734)

SA-115

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Total Return Bond HLS Fund (Class IA)	4,105,204	1,592,754	2,512,450
Hartford Ultrashort Bond HLS Fund (Class IA)	5,441,389	2,549,860	2,891,529
Hartford U.S. Government Securities HLS Fund (Class IA)	75,350	503,410	(428,060)
Hartford Value HLS Fund (Class IA)	6,368	267,404	(261,036)
Invesco V.I. American Franchise Fund (Series I)	48,906	51,634	(2,728)
Invesco V.I. American Value Fund (Series I)	63	140	(77)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	14,279	39,645	(25,366)
Invesco V.I. Comstock Fund (Series II)	11,430	32,909	(21,479)
Invesco V.I. Core Equity Fund (Series I)	65	8,601	(8,536)
Invesco V.I. Diversified Dividend Fund (Series II)	—	3	(3)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	76	88	(12)
Invesco V.I. Global Real Estate Fund (Series I)	6,945	8,686	(1,741)
Invesco V.I. Growth and Income Fund (Series II)	4,176	4,517	(341)
Invesco V.I. International Growth Fund (Series I)	32,456	40,325	(7,869)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	897	10,347	(9,450)
Invesco V.I. Mid Cap Growth Fund (Series I)	3,814	207,749	(203,935)
Invesco V.I. Small Cap Equity Fund (Series I)	9,005	10,850	(1,845)
Lord Abbett Bond Debenture Portfolio (Class VC)	50,823	53,555	(2,732)
Lord Abbett Dividend Growth Portfolio (Class VC)	3,001	6,701	(3,700)
Lord Abbett Fundamental Equity Portfolio (Class VC)	6,556	1,316	5,240
Lord Abbett Growth and Income Portfolio (Class VC)	7,138	20,339	(13,201)
MFS® Growth Series (Initial Class)	18,851	46,129	(27,278)
MFS® Investors Trust Series (Initial Class)	3,133	4,459	(1,326)
MFS® New Discovery Series (Initial Class)	3,979	6,620	(2,641)
MFS® Total Return Bond Series (Initial Class)	76,096	124,830	(48,734)
MFS® Total Return Series (Initial Class)	28,118	41,917	(13,799)
MFS® Value Series (Initial Class)	46,143	53,080	(6,937)
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	2	6,507	(6,505)
Invesco Oppenheimer V.I. Global Fund (Series II)	7,549	9,230	(1,681)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	2,174	2,914	(740)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	13,166	25,414	(12,248)
Putnam VT Small Cap Growth Fund (Class IB)	—	1,855	(1,855)
Putnam VT Diversified Income Fund (Class IA)	—	6,311	(6,311)
Putnam VT Equity Income Fund (Class IA)	203	18,649	(18,446)
Putnam VT Global Asset Allocation Fund (Class IA)	23	482	(459)
Putnam VT Global Equity Fund (Class IA)	2,681	9,282	(6,601)
Putnam VT Global Health Care Fund (Class IA)	338	1,812	(1,474)
Putnam VT High Yield Fund (Class IA)	6,278	8,419	(2,141)
Putnam VT Income Fund (Class IA)	21,698	38,050	(16,352)
Putnam VT International Equity Fund (Class IA)	25,925	25,172	753
Putnam VT Emerging Markets Equity Fund (Class IA)	—	534	(534)
Putnam VT International Value Fund (Class IA)	—	5,842	(5,842)

SA-116

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Multi-Cap Core Fund (Class IA)	—	701	(701)
Putnam VT Government Money Market Fund (Class IA)	—	470	(470)
Putnam VT Sustainable Leaders Fund (Class IA)	1,263	14,447	(13,184)
Putnam VT Small Cap Value Fund (Class IB)	2,924	3,878	(954)
Templeton Developing Markets VIP Fund (Class 1)	21,144	33,677	(12,533)
Templeton Foreign VIP Fund (Class 2)	30,510	29,288	1,222
Templeton Global Bond VIP Fund (Class 2)	33,935	127,026	(93,091)
Templeton Growth VIP Fund (Class 2)	15,084	23,245	(8,161)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	139	269	(130)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	26	(26)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	20	(20)
Morgan Stanley VIF Discovery Portfolio (Class II)	31,410	11,181	20,229
Prudential Government Money Market Portfolio (Class I)	1,712	272	1,440
Putnam VT Growth Opportunities Fund (Class IA)	36,051	106,583	(70,532)
BlackRock S&P 500 Index V.I. Fund (Class I)	371,417	747,063	(375,646)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	1,925	1,053	872
Invesco V.I. American Value Fund (Series II)	11,243	16,823	(5,580)
Putnam VT Diversified Income Fund (Class IB)	13,610	25,852	(12,242)
Putnam VT Equity Income Fund (Class IB)	19,933	14,583	5,350
Putnam VT Global Asset Allocation Fund (Class IB)	55	90	(35)
Putnam VT Global Equity Fund (Class IB)	9	14	(5)
Putnam VT High Yield Fund (Class IB)	4,853	1,618	3,235
Putnam VT Income Fund (Class IB)	21,977	6,596	15,381
Putnam VT International Equity Fund (Class IB)	18,922	2,108	16,814
Putnam VT International Value Fund (Class IB)	829	131	698
Putnam VT Multi-Cap Core Fund (Class IB)	537	568	(31)
Putnam VT Sustainable Leaders Fund (Class IB)	391	152	239
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	11	8,646	(8,635)
Putnam VT Growth Opportunities Fund (Class IB)	62,257	68,835	(6,578)
AB VPS Growth and Income Portfolio (Class B)	407	453	(46)
Invesco V.I. High Yield Fund (Series I)	1,366	8	1,358
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	433,017	18,696	414,321
AB VPS Growth and Income Portfolio (Class B)	407	453	(46)
Invesco V.I. High Yield Fund (Series I)	1,366	8	1,358
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	433,017	18,696	414,321

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	2,534	10,593	(8,059)
AB VPS International Growth Portfolio (Class B)	—	10,502	(10,502)
AB VPS International Value Portfolio (Class B)	2,352	73,534	(71,182)

SA-117

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Small/Mid Cap Value Portfolio (Class B)	15,813	27,866	(12,053)
American Funds IS Asset Allocation Fund (Class 2)	131,006	109,056	21,950
American Funds IS Blue Chip Income and Growth Fund (Class 2)	11,962	51,144	(39,182)
American Funds IS Bond Fund (Class 2)	142,296	157,240	(14,944)
American Funds IS Capital World Bond Fund (Class 2)	11,929	23,882	(11,953)
American Funds IS Global Growth and Income Fund (Class 2)	16,333	33,138	(16,805)
American Funds IS Global Growth Fund (Class 2)	233,957	676,181	(442,224)
American Funds IS Global Small Capitalization Fund (Class 2)	162,843	443,189	(280,346)
American Funds IS Growth Fund (Class 2)	668,414	3,533,133	(2,864,719)
American Funds IS Growth-Income Fund (Class 2)	471,940	2,879,082	(2,407,142)
American Funds IS International Fund (Class 2)	65,871	162,709	(96,838)
American Funds IS New World Fund (Class 2)	43,388	50,495	(7,107)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	15,155	(15,155)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	385	324	61
Fidelity® VIP Equity-Income Portfolio (Initial Class)	161,158	326,574	(165,416)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	19,929	4,944	14,985
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	39,929	2,720	37,209
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	46,444	18,239	28,205
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,659,813	1,211,277	448,536
Fidelity® VIP Growth Portfolio (Service Class 2)	3,097	1,845	1,252
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	54,837	237,655	(182,818)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	48,017	167,468	(119,451)
Fidelity® VIP Overseas Portfolio (Initial Class)	33	6,972	(6,939)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	75	3,986	(3,911)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	1,276	277	999
Franklin Flex Cap Growth VIP Fund (Class 2)	6,936	7,089	(153)
Franklin Income VIP Fund (Class 2)	33,545	77,268	(43,723)
Franklin Mutual Global Discovery VIP Fund (Class 2)	22,374	76,589	(54,215)
Franklin Mutual Shares VIP Fund (Class 2)	6,069	124,814	(118,745)
Franklin Rising Dividends VIP Fund (Class 2)	6,533	16,054	(9,521)
Franklin Small Cap Value VIP Fund (Class 2)	14,997	41,101	(26,104)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	15,987	23,565	(7,578)
Franklin Strategic Income VIP Fund (Class 1)	56,131	182,912	(126,781)
Putnam VT George Putnam Balanced Fund (Class IA)	—	300	(300)
Hartford Balanced HLS Fund (Class IA)	262,931	520,614	(257,683)
Hartford Capital Appreciation HLS Fund (Class IA)	102,592	1,023,325	(920,733)
Hartford Disciplined Equity HLS Fund (Class IA)	265,213	694,265	(429,052)
Hartford Dividend and Growth HLS Fund (Class IA)	153,314	593,513	(440,199)
Hartford Global Growth HLS Fund (Class IA)	21,804	193,313	(171,509)
Hartford Growth Opportunities HLS Fund (Class IA)	19,862	66,394	(46,532)
Hartford High Yield HLS Fund (Class IA)	53,199	84,434	(31,235)
Hartford International Opportunities HLS Fund (Class IA)	214,461	560,509	(346,048)

SA-118

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford MidCap HLS Fund (Class IA)	86,864	476,330	(389,466)
Hartford MidCap Value HLS Fund (Class IA)	1,696	24,877	(23,181)
Hartford Small Company HLS Fund (Class IA)	171,298	688,942	(517,644)
Hartford MidCap Growth HLS Fund (Class IA)	7,743	6,195	1,548
Hartford Small Cap Growth HLS Fund (Class IA)	2,849	1,147	1,702
Hartford Stock HLS Fund (Class IA)	71,116	498,917	(427,801)
Hartford Total Return Bond HLS Fund (Class IA)	1,079,809	1,788,270	(708,461)
Hartford Ultrashort Bond HLS Fund (Class IA)	8,440,316	11,008,585	(2,568,269)
Hartford U.S. Government Securities HLS Fund (Class IA)	50,882	71,268	(20,386)
Hartford Value HLS Fund (Class IA)	5,015	16,288	(11,273)
Invesco V.I. American Franchise Fund (Series I)	2,213	48,750	(46,537)
Invesco V.I. American Value Fund (Series I)	—	117	(117)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	17,588	19,301	(1,713)
Invesco V.I. Comstock Fund (Series II)	8,336	45,426	(37,090)
Invesco V.I. Core Equity Fund (Series I)	—	4,871	(4,871)
Invesco V.I. Diversified Dividend Fund (Series II)	—	4	(4)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	76	74	2
Invesco V.I. Global Real Estate Fund (Series I)	8,125	6,409	1,716
Invesco V.I. Growth and Income Fund (Series II)	5,369	4,975	394
Invesco V.I. International Growth Fund (Series I)	32,902	81,143	(48,241)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	1,551	17,261	(15,710)
Invesco V.I. Mid Cap Growth Fund (Series I)	9,078	36,303	(27,225)
Invesco V.I. Small Cap Equity Fund (Series I)	17,949	26,070	(8,121)
Lord Abbett Bond Debenture Portfolio (Class VC)	71,424	73,217	(1,793)
Lord Abbett Dividend Growth Portfolio (Class VC)	8,881	28,392	(19,511)
Lord Abbett Fundamental Equity Portfolio (Class VC)	3,314	1,488	1,826
Lord Abbett Growth and Income Portfolio (Class VC)	6,418	15,265	(8,847)
MFS® Growth Series (Initial Class)	18,105	4,928	13,177
MFS® Investors Trust Series (Initial Class)	5,501	19,778	(14,277)
MFS® New Discovery Series (Initial Class)	4,257	4,793	(536)
MFS® Total Return Bond Series (Initial Class)	123,338	226,390	(103,052)
MFS® Total Return Series (Initial Class)	15,388	39,838	(24,450)
MFS® Value Series (Initial Class)	46,742	97,037	(50,295)
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	—	31,725	(31,725)
Invesco Oppenheimer V.I. Global Fund (Series II)	7,968	10,362	(2,394)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	4,753	8,264	(3,511)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	63,764	27,415	36,349
Putnam VT Small Cap Growth Fund (Class IB)	644	2,525	(1,881)
Putnam VT Diversified Income Fund (Class IA)	—	8,611	(8,611)
Putnam VT Equity Income Fund (Class IA)	113	30,245	(30,132)
Putnam VT Global Asset Allocation Fund (Class IA)	—	464	(464)
Putnam VT Global Equity Fund (Class IA)	5,692	5,152	540

SA-119

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Global Health Care Fund (Class IA)	—	1,568	(1,568)
Putnam VT High Yield Fund (Class IA)	3,002	12,532	(9,530)
Putnam VT Income Fund (Class IA)	29,863	20,507	9,356
Putnam VT International Equity Fund (Class IA)	24,226	38,233	(14,007)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	566	(566)
Putnam VT International Value Fund (Class IA)	—	5,788	(5,788)
Putnam VT Multi-Cap Core Fund (Class IA)	—	1,839	(1,839)
Putnam VT Government Money Market Fund (Class IA)	—	3,995	(3,995)
Putnam VT Sustainable Leaders Fund (Class IA)	1,124	11,027	(9,903)
Putnam VT Small Cap Value Fund (Class IB)	2,102	16,826	(14,724)
Templeton Developing Markets VIP Fund (Class 1)	23,961	47,751	(23,790)
Templeton Foreign VIP Fund (Class 2)	27,545	57,021	(29,476)
Templeton Global Bond VIP Fund (Class 2)	65,330	212,964	(147,634)
Templeton Growth VIP Fund (Class 2)	20,997	27,479	(6,482)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	168	236	(68)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	21	(21)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	16	(16)
Morgan Stanley VIF Discovery Portfolio (Class II)	16,244	10,244	6,000
Prudential Government Money Market Portfolio (Class I)	651	253	398
Putnam VT Growth Opportunities Fund (Class IA)	29,020	93,270	(64,250)
BlackRock S&P 500 Index V.I. Fund (Class I)	470,915	1,177,376	(706,461)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	2,306	25,395	(23,089)
Invesco V.I. American Value Fund (Series II)	9,620	36,634	(27,014)
Putnam VT Diversified Income Fund (Class IB)	37,084	55,274	(18,190)
Putnam VT Equity Income Fund (Class IB)	3,906	18,143	(14,237)
Putnam VT Global Asset Allocation Fund (Class IB)	55	1,621	(1,566)
Putnam VT Global Equity Fund (Class IB)	10	14	(4)
Putnam VT High Yield Fund (Class IB)	1,574	10,421	(8,847)
Putnam VT Income Fund (Class IB)	9,629	7,551	2,078
Putnam VT International Equity Fund (Class IB)	821	7,941	(7,120)
Putnam VT International Value Fund (Class IB)	813	1,084	(271)
Putnam VT Multi-Cap Core Fund (Class IB)	276	924	(648)
Putnam VT Sustainable Leaders Fund (Class IB)	518	1,425	(907)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	—	257	(257)
Putnam VT Growth Opportunities Fund (Class IB)	61,038	50,032	11,006
AB VPS Growth and Income Portfolio (Class B)	2,743	31	2,712
6.    Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range

SA-120

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios arcalculated for the period the Sub-Account is active, while the expense ratio is annualized.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio (Class B)
2020	59,256	$20.66	to	$20.66	$1,224,327	—%	to	—%	2.09%	to	2.09%	9.25%	to	9.25%
2019	57,859	18.91	to	18.91	1,094,238	—	to	—	2.18	to	2.18	18.20	to	18.20
2018	65,918	16.00	to	16.00	1,054,666	—	to	—	1.71	to	1.71	(6.41)	to	(6.41)
2017	67,304	17.10	to	17.10	1,150,598	—	to	—	1.83	to	1.83	15.62	to	15.62
2016	64,468	14.79	to	14.79	953,208	—	to	—	1.82	to	1.82	4.44	to	4.44

AB VPS International Growth Portfolio (Class B)
2020	62,879	16.88	to	16.88	1,061,321	—	to	—	1.14	to	1.14	29.60	to	29.60
2019	68,621	13.02	to	13.02	893,707	—	to	—	0.28	to	0.28	27.23	to	27.23
2018	79,123	10.24	to	10.24	809,936	—	to	—	0.41	to	0.41	(17.60)	to	(17.60)
2017	80,581	12.42	to	12.42	1,001,036	—	to	—	0.94	to	0.94	34.63	to	34.63
2016	87,387	9.23	to	9.23	806,328	—	to	—	—	to	—	(7.07)	to	(7.07)

AB VPS International Value Portfolio (Class B)
2020	360,553	10.50	to	10.50	3,787,090	—	to	—	1.54	to	1.54	2.21	to	2.21
2019	400,643	10.28	to	10.28	4,117,169	—	to	—	0.78	to	0.78	16.79	to	16.79
2018	471,825	8.80	to	8.80	4,151,605	—	to	—	1.07	to	1.07	(22.98)	to	(22.98)
2017	545,537	11.42	to	11.42	6,232,148	—	to	—	1.96	to	1.96	25.09	to	25.09
2016	595,499	9.13	to	9.13	5,438,273	—	to	—	1.08	to	1.08	(0.80)	to	(0.80)

AB VPS Small/Mid Cap Value Portfolio (Class B)
2020	360,525	30.52	to	30.52	11,002,791	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	369,051	29.61	to	29.61	10,929,260	—	to	—	0.32	to	0.32	19.90	to	19.90
2018	381,104	24.70	to	24.70	9,412,824	—	to	—	0.23	to	0.23	(15.29)	to	(15.29)
2017	375,161	29.16	to	29.16	10,939,110	—	to	—	0.23	to	0.23	12.85	to	12.85
2016	417,476	25.84	to	25.84	10,786,944	—	to	—	0.36	to	0.36	24.79	to	24.79

American Funds IS Asset Allocation Fund (Class 2)
2020	1,612,333	40.42	to	40.42	65,174,435	—	to	—	1.68	to	1.68	12.46	to	12.46
2019	1,691,899	35.94	to	35.94	60,814,972	—	to	—	1.95	to	1.95	21.23	to	21.23
2018	1,669,949	29.65	to	29.65	49,513,650	—	to	—	1.67	to	1.67	(4.60)	to	(4.60)
2017	1,738,238	31.08	to	31.08	54,025,968	—	to	—	1.56	to	1.56	16.23	to	16.23
2016	1,742,318	26.74	to	26.74	46,591,166	—	to	—	1.64	to	1.64	9.41	to	9.41

American Funds IS Blue Chip Income and Growth Fund (Class 2)
2020	883,745	41.99	to	41.99	37,110,881	—	to	—	1.77	to	1.77	8.68	to	8.68
2019	920,250	38.64	to	38.64	35,556,301	—	to	—	2.05	to	2.05	21.38	to	21.38
2018	959,432	31.83	to	31.83	30,541,002	—	to	—	1.86	to	1.86	(8.66)	to	(8.66)
2017	1,058,608	34.85	to	34.85	36,891,422	—	to	—	1.98	to	1.98	17.04	to	17.04
2016	1,101,888	29.78	to	29.78	32,809,032	—	to	—	2.06	to	2.06	18.70	to	18.70

American Funds IS Bond Fund (Class 2)
2020	2,420,158	19.55	to	19.55	47,310,309	—	to	—	2.13	to	2.13	9.73	to	9.73
2019	2,382,137	17.81	to	17.81	42,436,050	—	to	—	2.63	to	2.63	9.36	to	9.36
2018	2,397,081	16.29	to	16.29	39,048,082	—	to	—	2.50	to	2.50	(0.71)	to	(0.71)
2017	2,296,994	16.41	to	16.41	37,686,316	—	to	—	1.95	to	1.95	3.66	to	3.66
2016	2,275,053	15.83	to	15.83	36,006,945	—	to	—	1.68	to	1.68	2.94	to	2.94

American Funds IS Capital World Bond Fund (Class 2)
2020	190,256	15.50	to	15.50	2,949,002	—	to	—	1.21	to	1.21	9.90	to	9.90
2019	196,715	14.10	to	14.10	2,774,469	—	to	—	1.54	to	1.54	7.77	to	7.77
2018	208,668	13.09	to	13.09	2,730,905	—	to	—	2.15	to	2.15	(1.33)	to	(1.33)
2017	209,986	13.26	to	13.26	2,785,222	—	to	—	0.36	to	0.36	6.85	to	6.85
2016	203,742	12.41	to	12.41	2,529,060	—	to	—	0.58	to	0.58	2.71	to	2.71

SA-121

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Global Growth and Income Fund (Class 2)
2020	376,132	$23.89	to	$23.89	$8,984,054	—%	to	—%	1.33%	to	1.33%	8.73%	to	8.73%
2019	364,382	21.97	to	21.97	8,004,444	—	to	—	1.93	to	1.93	31.14	to	31.14
2018	381,187	16.75	to	16.75	6,385,138	—	to	—	1.63	to	1.63	(9.63)	to	(9.63)
2017	379,219	18.54	to	18.54	7,028,972	—	to	—	2.16	to	2.16	26.06	to	26.06
2016	405,220	14.70	to	14.70	5,957,996	—	to	—	1.85	to	1.85	7.35	to	7.35

American Funds IS Global Growth Fund (Class 2)
2020	8,612,292	5.64	to	66.84	48,582,942	—	to	—	0.32	to	0.35	30.47	to	30.47
2019	9,445,031	4.32	to	4.32	40,833,421	—	to	—	1.13	to	1.13	35.28	to	35.28
2018	9,887,255	3.20	to	3.20	31,598,381	—	to	—	0.66	to	0.66	(9.05)	to	(9.05)
2017	10,490,172	3.51	to	3.51	36,859,107	—	to	—	0.67	to	0.67	31.47	to	31.47
2016	10,768,913	2.67	to	2.67	28,781,428	—	to	—	0.93	to	0.93	0.62	to	0.62

American Funds IS Global Small Capitalization Fund (Class 2)
2020	5,194,695	5.58	to	5.58	28,975,746	—	to	—	0.17	to	0.17	29.72	to	29.72
2019	5,693,788	4.30	to	4.30	24,482,321	—	to	—	0.16	to	0.16	31.52	to	31.52
2018	5,974,134	3.27	to	3.27	19,531,117	—	to	—	0.08	to	0.08	(10.55)	to	(10.55)
2017	6,464,166	3.65	to	3.65	23,624,911	—	to	—	0.43	to	0.43	25.89	to	25.89
2016	6,432,578	2.90	to	2.90	18,674,482	—	to	—	0.27	to	0.27	2.10	to	2.10

American Funds IS Growth Fund (Class 2)
2020	38,429,692	5.83	to	73.27	224,134,103	—	to	—	0.31	to	0.32	52.08	to	52.08
2019	41,095,839	3.83	to	48.18	157,588,645	—	to	—	0.75	to	0.78	30.77	to	30.77
2018	43,960,558	2.93	to	36.84	128,899,817	—	to	—	0.43	to	0.44	(0.25)	to	(0.25)
2017	46,489,883	2.94	to	36.93	136,648,653	—	to	—	0.50	to	0.52	28.29	to	28.29
2016	50,061,982	2.29	to	28.79	114,694,172	—	to	—	0.72	to	0.77	9.49	to	9.49

American Funds IS Growth-Income Fund (Class 2)
2020	29,856,094	4.62	to	45.01	138,052,453	—	to	—	1.38	to	1.58	13.55	to	13.55
2019	31,351,803	4.07	to	39.64	127,661,963	—	to	—	1.67	to	1.70	26.14	to	26.14
2018	33,758,945	3.23	to	31.43	108,978,582	—	to	—	1.40	to	1.42	(1.79)	to	(1.79)
2017	35,655,282	3.29	to	32.00	117,193,364	—	to	—	1.40	to	1.43	22.38	to	22.38
2016	37,406,205	2.69	to	26.15	100,462,336	—	to	—	1.49	to	1.51	11.52	to	11.52

American Funds IS International Fund (Class 2)
2020	1,512,328	38.65	to	44.06	66,611,695	—	to	—	0.67	to	0.69	13.97	to	13.97
2019	1,558,282	33.91	to	38.65	60,221,885	—	to	—	1.45	to	1.53	22.88	to	22.88
2018	1,655,120	27.59	to	31.46	52,054,359	—	to	—	1.72	to	1.75	(13.13)	to	(13.13)
2017	1,649,191	31.77	to	36.21	59,709,482	—	to	—	1.27	to	1.32	32.14	to	32.14
2016	1,717,258	24.04	to	27.40	47,050,710	—	to	—	1.40	to	1.48	3.53	to	3.53

American Funds IS New World Fund (Class 2)
2020	407,180	59.82	to	59.82	24,355,884	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	434,739	48.40	to	48.40	21,042,255	—	to	—	0.97	to	0.97	29.14	to	29.14
2018	441,846	37.48	to	37.48	16,559,968	—	to	—	0.85	to	0.85	(14.04)	to	(14.04)
2017	462,491	43.60	to	43.60	20,164,169	—	to	—	0.94	to	0.94	29.44	to	29.44
2016	496,312	33.68	to	33.68	16,716,778	—	to	—	0.80	to	0.80	5.26	to	5.26

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2020	113,917	5.61	to	5.61	639,232	—	to	—	1.52	to	1.52	14.87	to	14.87
2019	122,447	4.88	to	4.88	598,152	—	to	—	1.72	to	1.72	18.25	to	18.25
2018	137,602	4.13	to	4.13	568,454	—	to	—	1.67	to	1.67	(5.35)	to	(5.35)
2017	148,685	4.36	to	4.36	648,959	—	to	—	1.87	to	1.87	14.10	to	14.10
2016	159,950	3.83	to	3.83	611,840	—	to	—	1.47	to	1.47	3.07	to	3.07

SA-122

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2020	11,401	$39.65	to	$39.65	$451,988	—%	to	—%	0.04%	to	0.04%	33.34%	to	33.34%
2019	11,656	29.73	to	29.73	346,551	—	to	—	0.39	to	0.39	29.82	to	29.82
2018	11,595	22.90	to	22.90	265,562	—	to	—	0.35	to	0.35	(5.17)	to	(5.17)
2017	10,586	24.15	to	24.15	255,666	—	to	—	0.62	to	0.62	23.50	to	23.50
2016	10,296	19.55	to	19.55	201,341	—	to	—	0.72	to	0.72	2.66	to	2.66

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2020	2,554,584	7.58	to	7.58	19,362,697	—	to	—	1.84	to	1.84	6.69	to	6.69
2019	2,686,174	7.10	to	7.10	19,082,554	—	to	—	2.01	to	2.01	27.44	to	27.44
2018	2,851,590	5.57	to	5.57	15,895,419	—	to	—	2.25	to	2.25	(8.29)	to	(8.29)
2017	3,040,348	6.08	to	6.08	18,479,871	—	to	—	1.72	to	1.72	12.89	to	12.89
2016	3,268,827	5.38	to	5.38	17,599,692	—	to	—	2.32	to	2.32	18.02	to	18.02

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2020	235,041	20.97	to	20.97	4,929,276	—	to	—	1.10	to	1.10	12.24	to	12.24
2019	223,999	18.69	to	18.69	4,185,434	—	to	—	1.93	to	1.93	15.75	to	15.75
2018	209,014	16.14	to	16.14	3,374,027	—	to	—	4.62	to	4.62	(4.26)	to	(4.26)
2017	41,101	16.86	to	16.86	693,007	—	to	—	1.33	to	1.33	12.80	to	12.80
2016	41,378	14.95	to	14.95	618,534	—	to	—	1.30	to	1.30	5.23	to	5.23

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2020	131,890	22.51	to	22.51	2,968,409	—	to	—	1.15	to	1.15	14.72	to	14.72
2019	107,857	19.62	to	19.62	2,116,014	—	to	—	2.25	to	2.25	19.88	to	19.88
2018	70,648	16.37	to	16.37	1,156,195	—	to	—	1.30	to	1.30	(6.08)	to	(6.08)
2017	59,702	17.42	to	17.42	1,040,282	—	to	—	1.29	to	1.29	16.26	to	16.26
2016	60,461	14.99	to	14.99	906,160	—	to	—	1.37	to	1.37	5.80	to	5.80

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2020	280,963	24.67	to	24.67	6,931,456	—	to	—	0.96	to	0.96	16.64	to	16.64
2019	302,441	21.15	to	21.15	6,396,737	—	to	—	1.80	to	1.80	24.11	to	24.11
2018	274,236	17.04	to	17.04	4,673,382	—	to	—	1.23	to	1.23	(8.05)	to	(8.05)
2017	244,711	18.53	to	18.53	4,535,514	—	to	—	1.19	to	1.19	20.69	to	20.69
2016	235,710	15.36	to	15.36	3,619,667	—	to	—	1.29	to	1.29	6.37	to	6.37

Fidelity® VIP Government Money Market Portfolio (Service Class)
2020	1,908,239	10.45	to	10.45	19,943,183	—	to	—	0.25	to	0.25	0.28	to	0.28
2019	1,711,956	10.42	to	10.42	17,842,230	—	to	—	1.87	to	1.87	1.92	to	1.92
2018	1,263,420	10.23	to	10.23	12,919,921	—	to	—	1.56	to	1.56	1.55	to	1.55
2017	922,916	10.07	to	10.07	9,293,844	—	to	—	0.58	to	0.58	0.57	to	0.57
2016	768,029	10.01	to	10.01	7,689,918	—	to	—	0.11	to	0.11	0.10	to	0.10

Fidelity® VIP Growth Portfolio (Service Class 2)
2020	29,244	44.98	to	44.98	1,315,512	—	to	—	0.08	to	0.08	43.55	to	43.55
2019	55,701	31.34	to	31.34	1,745,490	—	to	—	0.05	to	0.05	33.98	to	33.98
2018	54,449	23.39	to	23.39	1,273,567	—	to	—	0.04	to	0.04	(0.43)	to	(0.43)
2017	46,053	23.49	to	23.49	1,081,852	—	to	—	0.06	to	0.06	34.81	to	34.81
2016	23,977	17.43	to	17.43	417,807	—	to	—	—	to	—	0.55	to	0.55

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2020	822,958	43.96	to	43.96	36,177,261	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	844,105	33.75	to	33.75	28,492,570	—	to	—	0.21	to	0.21	31.27	to	31.27
2018	1,026,923	25.71	to	25.71	26,405,424	—	to	—	0.44	to	0.44	(6.64)	to	(6.64)
2017	1,152,312	27.54	to	27.54	31,736,718	—	to	—	0.78	to	0.78	21.59	to	21.59
2016	1,187,264	22.65	to	22.65	26,893,974	—	to	—	0.63	to	0.63	7.73	to	7.73

SA-123

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2020	686,439	$36.14	to	$36.14	$24,805,826	—%	to	—%	0.40%	to	0.40%	17.87%	to	17.87%
2019	740,974	30.66	to	30.66	22,717,551	—	to	—	0.68	to	0.68	23.17	to	23.17
2018	860,425	24.89	to	24.89	21,416,983	—	to	—	0.40	to	0.40	(14.77)	to	(14.77)
2017	943,171	29.21	to	29.21	27,545,562	—	to	—	0.48	to	0.48	20.54	to	20.54
2016	1,059,156	24.23	to	24.23	25,662,918	—	to	—	0.33	to	0.33	11.92	to	11.92

Fidelity® VIP Overseas Portfolio (Initial Class)
2020	96,777	4.63	to	4.63	448,492	—	to	—	0.45	to	0.45	15.61	to	15.61
2019	101,110	4.01	to	4.01	405,292	—	to	—	1.73	to	1.73	27.77	to	27.77
2018	108,049	3.14	to	3.14	338,981	—	to	—	1.53	to	1.53	(14.81)	to	(14.81)
2017	115,911	3.68	to	3.68	426,847	—	to	—	1.42	to	1.42	30.28	to	30.28
2016	124,417	2.83	to	2.83	351,675	—	to	—	1.44	to	1.44	(5.06)	to	(5.06)

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2020	9,281	18.89	to	18.89	175,333	—	to	—	2.71	to	2.71	7.16	to	7.16
2019	12,209	17.63	to	17.63	215,225	—	to	—	2.64	to	2.64	10.66	to	10.66
2018	16,120	15.93	to	15.93	256,812	—	to	—	3.39	to	3.39	(2.82)	to	(2.82)
2017	17,984	16.39	to	16.39	294,821	—	to	—	2.72	to	2.72	7.54	to	7.54
2016	22,059	15.24	to	15.24	336,258	—	to	—	3.04	to	3.04	8.02	to	8.02

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2020	2,406	25.90	to	25.90	62,306	—	to	—	1.04	to	1.04	8.02	to	8.02
2019	6,654	23.98	to	23.98	159,539	—	to	—	1.50	to	1.50	34.10	to	34.10
2018	5,655	17.88	to	17.88	101,114	—	to	—	0.66	to	0.66	(17.50)	to	(17.50)
2017	8,857	21.67	to	21.67	191,944	—	to	—	1.41	to	1.41	19.08	to	19.08
2016	5,219	18.20	to	18.20	94,986	—	to	—	0.94	to	0.94	9.27	to	9.27

Franklin Flex Cap Growth VIP Fund (Class 2)
2020	47,310	43.35	to	43.35	2,051,015	—	to	—	—	to	—	44.88	to	44.88
2019	41,808	29.92	to	29.92	1,250,974	—	to	—	—	to	—	31.17	to	31.17
2018	41,961	22.81	to	22.81	957,241	—	to	—	—	to	—	3.14	to	3.14
2017	39,445	22.12	to	22.12	872,473	—	to	—	—	to	—	26.94	to	26.94
2016	37,124	17.42	to	17.42	646,880	—	to	—	—	to	—	(2.89)	to	(2.89)

Franklin Income VIP Fund (Class 2)
2020	1,105,013	22.80	to	22.80	25,197,630	—	to	—	5.88	to	5.88	0.69	to	0.69
2019	1,124,323	22.65	to	22.65	25,461,203	—	to	—	5.36	to	5.36	16.06	to	16.06
2018	1,168,046	19.51	to	19.51	22,791,371	—	to	—	4.82	to	4.82	(4.30)	to	(4.30)
2017	1,246,047	20.39	to	20.39	25,406,727	—	to	—	4.13	to	4.13	9.67	to	9.67
2016	1,216,642	18.59	to	18.59	22,619,275	—	to	—	4.97	to	4.97	14.02	to	14.02

Franklin Mutual Global Discovery VIP Fund (Class 2)
2020	717,426	23.21	to	23.21	16,649,753	—	to	—	2.38	to	2.38	(4.46)	to	(4.46)
2019	744,259	24.29	to	24.29	18,079,229	—	to	—	1.61	to	1.61	24.37	to	24.37
2018	798,474	19.53	to	19.53	15,595,873	—	to	—	2.24	to	2.24	(11.22)	to	(11.22)
2017	1,001,689	22.00	to	22.00	22,037,018	—	to	—	1.78	to	1.78	8.60	to	8.60
2016	1,025,318	20.26	to	20.26	20,771,062	—	to	—	1.68	to	1.68	12.18	to	12.18

Franklin Mutual Shares VIP Fund (Class 2)
2020	936,156	28.53	to	30.06	28,129,101	—	to	—	2.81	to	2.84	(5.04)	to	(5.04)
2019	1,041,062	30.05	to	31.65	32,943,205	—	to	—	1.82	to	1.85	22.57	to	22.57
2018	1,159,807	24.51	to	25.82	29,942,759	—	to	—	2.41	to	2.41	(9.07)	to	(9.07)
2017	1,237,653	26.96	to	28.40	35,138,838	—	to	—	2.26	to	2.26	8.35	to	8.35
2016	1,267,618	24.88	to	26.21	33,217,414	—	to	—	1.99	to	2.03	16.06	to	16.06

SA-124

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Rising Dividends VIP Fund (Class 2)
2020	94,457	$43.24	to	$43.24	$4,084,265	—%	to	—%	1.22%	to	1.22%	15.97%	to	15.97%
2019	96,860	37.29	to	37.29	3,611,428	—	to	—	1.23	to	1.23	29.23	to	29.23
2018	106,381	28.85	to	28.85	3,069,219	—	to	—	1.26	to	1.26	(5.07)	to	(5.07)
2017	111,305	30.39	to	30.39	3,382,948	—	to	—	1.52	to	1.52	20.56	to	20.56
2016	113,023	25.21	to	25.21	2,849,400	—	to	—	1.37	to	1.37	16.04	to	16.04

Franklin Small Cap Value VIP Fund (Class 2)
2020	341,362	50.05	to	50.05	17,083,664	—	to	—	1.49	to	1.49	5.19	to	5.19
2019	341,264	47.58	to	47.58	16,236,251	—	to	—	1.05	to	1.05	26.35	to	26.35
2018	367,368	37.66	to	37.66	13,833,407	—	to	—	0.85	to	0.85	(12.88)	to	(12.88)
2017	434,106	43.22	to	43.22	18,762,247	—	to	—	0.52	to	0.52	10.65	to	10.65
2016	436,853	39.06	to	39.06	17,063,495	—	to	—	0.82	to	0.82	30.19	to	30.19

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2020	108,372	44.52	to	55.01	4,828,326	—	to	—	—	to	—	55.09	to	55.09
2019	105,991	28.70	to	28.70	3,042,294	—	to	—	—	to	—	31.44	to	31.44
2018	113,569	21.84	to	21.84	2,480,167	—	to	—	—	to	—	(5.37)	to	(5.37)
2017	111,938	23.08	to	23.08	2,583,294	—	to	—	—	to	—	21.40	to	21.40
2016	88,901	19.01	to	19.01	1,690,003	—	to	—	—	to	—	4.17	to	4.17

Franklin Strategic Income VIP Fund (Class 1)
2020	930,696	18.40	to	29.78	17,154,506	—	to	—	3.60	to	5.06	3.75	to	3.75
2019	982,037	17.74	to	28.70	17,432,296	—	to	—	5.38	to	5.43	8.41	to	8.41
2018	1,108,818	16.36	to	26.47	18,154,695	—	to	—	2.89	to	2.91	(1.91)	to	(1.91)
2017	1,184,323	16.68	to	26.99	19,767,967	—	to	—	3.04	to	3.09	4.74	to	4.74
2016	1,142,728	15.93	to	25.77	18,211,153	—	to	—	3.59	to	3.64	8.25	to	8.25

Putnam VT George Putnam Balanced Fund (Class IA)
2020	4,593	35.35	to	35.35	162,357	—	to	—	1.37	to	1.37	15.61	to	15.61
2019	5,119	30.58	to	30.58	156,540	—	to	—	1.58	to	1.58	24.35	to	24.35
2018	5,419	24.59	to	24.59	133,267	—	to	—	0.91	to	0.91	(2.82)	to	(2.82)
2017	5,942	25.30	to	25.30	150,363	—	to	—	1.82	to	1.82	15.29	to	15.29
2016	7,225	21.95	to	21.95	158,573	—	to	—	2.08	to	2.08	8.40	to	8.40

Hartford Balanced HLS Fund (Class IA)
2020	6,227,032	8.24	to	8.24	51,315,162	—	to	—	1.67	to	1.67	11.62	to	11.62
2019	6,937,349	7.38	to	7.38	51,219,138	—	to	—	1.93	to	1.93	22.80	to	22.80
2018	7,195,032	6.01	to	6.01	43,259,843	—	to	—	1.97	to	1.97	(5.24)	to	(5.24)
2017	7,728,445	6.34	to	6.34	49,036,985	—	to	—	2.36	to	2.36	15.59	to	15.59
2016	8,169,958	5.49	to	5.49	44,846,531	—	to	—	2.81	to	2.81	6.04	to	6.04

Hartford Capital Appreciation HLS Fund (Class IA)
2020	8,157,894	21.50	to	21.50	175,360,790	—	to	—	0.97	to	0.97	21.92	to	21.92
2019	8,739,384	17.63	to	17.63	154,091,247	—	to	—	1.18	to	1.18	31.28	to	31.28
2018	9,660,117	13.43	to	13.43	129,741,943	—	to	—	0.91	to	0.91	(6.96)	to	(6.96)
2017	10,431,126	14.43	to	14.43	150,571,431	—	to	—	1.13	to	1.13	22.14	to	22.14
2016	11,095,751	11.82	to	11.82	131,134,028	—	to	—	1.14	to	1.14	5.52	to	5.52

Hartford Disciplined Equity HLS Fund (Class IA)
2020	18,014,627	6.00	to	6.00	108,050,830	—	to	—	0.58	to	0.58	18.04	to	18.04
2019	7,673,703	5.08	to	5.08	38,991,926	—	to	—	0.92	to	0.92	34.12	to	34.12
2018	8,102,755	3.79	to	3.79	30,697,369	—	to	—	0.74	to	0.74	(1.99)	to	(1.99)
2017	8,794,906	3.87	to	3.87	33,997,150	—	to	—	0.97	to	0.97	21.92	to	21.92
2016	9,139,977	3.17	to	3.17	28,979,120	—	to	—	0.91	to	0.91	5.76	to	5.76

SA-125

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2020	8,668,722	$12.70	to	$12.70	$110,135,073	—%	to	—%	2.03%	to	2.03%	7.77%	to	7.77%
2019	8,603,081	11.79	to	11.79	101,421,297	—	to	—	1.93	to	1.93	28.60	to	28.60
2018	9,043,280	9.17	to	9.17	82,898,660	—	to	—	1.93	to	1.93	(5.32)	to	(5.32)
2017	9,780,574	9.68	to	9.68	94,693,561	—	to	—	1.67	to	1.67	18.36	to	18.36
2016	10,430,727	8.18	to	8.18	85,324,078	—	to	—	2.10	to	2.10	14.89	to	14.89

Hartford Global Growth HLS Fund (Class IA) (merged September 18, 2020)
2020	—	4.08	to	4.08	—	—	to	—	0.61	to	0.61	18.71	to	18.71
2019	537,983	3.43	to	3.43	1,847,510	—	to	—	0.39	to	0.39	32.61	to	32.61
2018	709,492	2.59	to	2.59	1,837,278	—	to	—	0.51	to	0.51	(3.81)	to	(3.81)
2017	681,969	2.69	to	2.69	1,835,895	—	to	—	0.50	to	0.50	32.73	to	32.73
2016	775,169	2.03	to	2.03	1,572,237	—	to	—	0.68	to	0.68	1.96	to	1.96

Hartford Growth Opportunities HLS Fund (Class IA) (merged September 18, 2020)
2020	—	94.02	to	94.02	—	—	to	—	—	to	—	39.21	to	39.21
2019	682,416	67.54	to	67.54	46,090,717	—	to	—	—	to	—	30.68	to	30.68
2018	728,948	51.68	to	51.68	37,673,500	—	to	—	—	to	—	0.53	to	0.53
2017	795,605	51.41	to	51.41	40,902,663	—	to	—	—	to	—	30.45	to	30.45
2016	822,810	39.41	to	39.41	32,427,988	—	to	—	0.44	to	0.44	(0.49)	to	(0.49)

Hartford High Yield HLS Fund (Class IA) (merged September 25, 2020)
2020	—	23.36	to	23.36	—	—	to	—	9.12	to	9.12	1.22	to	1.22
2019	552,473	23.08	to	23.08	12,748,497	—	to	—	6.22	to	6.22	15.06	to	15.06
2018	583,708	20.06	to	20.06	11,706,339	—	to	—	6.22	to	6.22	(3.44)	to	(3.44)
2017	557,842	20.77	to	20.77	11,586,757	—	to	—	6.07	to	6.07	7.60	to	7.60
2016	557,862	19.30	to	19.30	10,768,286	—	to	—	6.27	to	6.27	14.25	to	14.25

Hartford International Opportunities HLS Fund (Class IA)
2020	6,377,009	6.40	to	6.40	40,797,488	—	to	—	1.94	to	1.94	20.45	to	20.45
2019	6,634,204	5.31	to	5.31	35,237,111	—	to	—	1.89	to	1.89	26.42	to	26.42
2018	6,980,252	4.20	to	4.20	29,326,271	—	to	—	1.94	to	1.94	(18.74)	to	(18.74)
2017	6,853,652	5.17	to	5.17	35,436,739	—	to	—	1.45	to	1.45	25.25	to	25.25
2016	7,020,858	4.13	to	4.13	28,982,802	—	to	—	1.74	to	1.74	1.26	to	1.26

Hartford MidCap HLS Fund (Class IA)
2020	4,318,032	16.35	to	16.35	70,585,956	—	to	—	0.05	to	0.06	25.11	to	26.19
2019	4,000,826	13.07	to	13.07	52,276,427	—	to	—	0.18	to	0.18	32.87	to	32.87
2018	4,390,292	9.83	to	9.83	43,175,493	—	to	—	0.03	to	0.03	(7.44)	to	(7.44)
2017	4,602,026	10.63	to	10.63	48,898,089	—	to	—	—	to	—	24.47	to	24.47
2016	4,924,030	8.54	to	8.54	42,034,523	—	to	—	0.18	to	0.18	11.98	to	11.98

Hartford MidCap Value HLS Fund (Class IA) (merged September 18, 2020)
2020	—	40.24	to	40.24	—	—	to	—	0.64	to	0.64	(18.26)	to	(18.26)
2019	171,878	49.23	to	49.23	8,461,875	—	to	—	1.02	to	1.02	31.20	to	31.20
2018	195,059	37.52	to	37.52	7,319,349	—	to	—	1.03	to	1.03	(14.57)	to	(14.57)
2017	203,999	43.92	to	43.92	8,960,394	—	to	—	0.55	to	0.55	13.47	to	13.47
2016	219,791	38.71	to	38.71	8,508,221	—	to	—	0.54	to	0.54	12.82	to	12.82

Hartford Small Company HLS Fund (Class IA)
2020	3,257,748	10.12	to	10.12	32,982,871	—	to	—	—	to	—	55.52	to	55.52
2019	3,530,714	6.51	to	6.51	22,985,793	—	to	—	—	to	—	37.00	to	37.00
2018	4,048,358	4.75	to	4.75	19,238,364	—	to	—	—	to	—	(4.23)	to	(4.23)
2017	4,311,266	4.96	to	4.96	21,393,062	—	to	—	—	to	—	26.36	to	26.36
2016	4,747,330	3.93	to	3.93	18,642,529	—	to	—	—	to	—	2.05	to	2.05

SA-126

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford MidCap Growth HLS Fund (Class IA) (merged September 18, 2020)
2020	—	$30.90	to	$30.90	$—	—%	to	—%	—%	to	—%	7.96%	to	7.96%
2019	28,963	28.62	to	28.62	828,916	—	to	—	0.50	to	0.50	39.79	to	39.79
2018	27,415	20.47	to	20.47	561,294	—	to	—	0.73	to	0.73	(10.05)	to	(10.05)
2017	31,267	22.76	to	22.76	711,699	—	to	—	0.87	to	0.87	14.43	to	14.43
2016	29,914	19.89	to	19.89	595,049	—	to	—	1.41	to	1.41	16.49	to	16.49

Hartford Small Cap Growth HLS Fund (Class IA)
2020	13,588	50.56	to	50.56	687,021	—	to	—	—	to	—	33.20	to	33.20
2019	15,388	37.96	to	37.96	584,121	—	to	—	—	to	—	35.81	to	35.81
2018	13,686	27.95	to	27.95	382,515	—	to	—	—	to	—	(11.70)	to	(11.70)
2017	14,992	31.65	to	31.65	474,534	—	to	—	0.05	to	0.05	20.07	to	20.07
2016	12,845	26.36	to	26.36	338,591	—	to	—	0.15	to	0.15	12.37	to	12.37

Hartford Stock HLS Fund (Class IA)
2020	4,692,158	12.18	to	12.18	57,130,631	—	to	—	1.65	to	1.65	12.08	to	12.08
2019	5,336,892	10.86	to	10.86	57,979,034	—	to	—	1.65	to	1.65	31.22	to	31.22
2018	5,764,693	8.28	to	8.28	47,726,299	—	to	—	1.54	to	1.54	(0.14)	to	(0.14)
2017	6,295,606	8.29	to	8.29	52,196,305	—	to	—	1.81	to	1.81	19.85	to	19.85
2016	6,704,439	6.92	to	6.92	46,380,640	—	to	—	1.84	to	1.84	7.42	to	7.42

Hartford Total Return Bond HLS Fund (Class IA)
2020	24,584,128	4.44	to	4.44	109,065,762	—	to	—	3.66	to	3.66	9.02	to	9.02
2019	22,071,678	4.07	to	4.07	89,813,853	—	to	—	3.95	to	3.95	10.65	to	10.65
2018	22,780,139	3.68	to	3.68	83,775,555	—	to	—	3.96	to	3.96	(0.81)	to	(0.81)
2017	23,296,591	3.71	to	3.71	86,372,110	—	to	—	2.96	to	2.96	5.16	to	5.16
2016	23,170,861	3.53	to	3.53	81,690,954	—	to	—	2.57	to	2.57	4.49	to	4.49

Hartford Ultrashort Bond HLS Fund (Class IA)
2020	15,724,769	1.95	to	1.95	30,591,122	—	to	—	2.23	to	2.23	1.44	to	1.44
2019	12,833,240	1.92	to	1.92	24,612,485	—	to	—	2.37	to	2.37	2.82	to	2.82
2018	15,401,509	1.87	to	1.87	28,729,205	—	to	—	1.17	to	1.17	1.57	to	1.57
2017	16,548,853	1.84	to	1.84	30,392,465	—	to	—	0.80	to	0.80	1.01	to	1.01
2016	19,118,423	1.82	to	1.82	34,759,014	—	to	—	0.46	to	0.46	0.96	to	0.96

Hartford U.S. Government Securities HLS Fund (Class IA) (merged September 25, 2020)
2020	—	13.45	to	13.77	—	—	to	—	2.99	to	3.25	5.74	to	5.74
2019	428,060	12.72	to	13.02	5,554,683	—	to	—	2.55	to	2.68	5.22	to	5.22
2018	448,446	12.09	to	12.38	5,529,055	—	to	—	2.40	to	2.41	0.85	to	0.85
2017	464,704	11.99	to	12.27	5,679,770	—	to	—	2.19	to	2.20	1.32	to	1.32
2016	458,298	11.83	to	12.11	5,529,388	—	to	—	1.81	to	1.84	1.54	to	1.54

Hartford Value HLS Fund (Class IA) (merged September 18, 2020)
2020	—	22.31	to	22.31	—	—	to	—	1.75	to	1.75	(11.32)	to	(11.32)
2019	261,036	25.16	to	25.16	6,566,943	—	to	—	2.03	to	2.03	27.71	to	27.71
2018	272,309	19.70	to	19.70	5,364,114	—	to	—	1.66	to	1.66	(10.18)	to	(10.18)
2017	282,072	21.93	to	21.93	6,186,211	—	to	—	1.79	to	1.79	15.44	to	15.44
2016	305,226	19.00	to	19.00	5,798,693	—	to	—	1.77	to	1.77	13.69	to	13.69

Invesco V.I. American Franchise Fund (Series I)
2020	196,303	38.91	to	38.91	7,638,982	—	to	—	0.07	to	0.07	42.35	to	42.35
2019	199,031	27.34	to	27.34	5,440,764	—	to	—	—	to	—	36.76	to	36.76
2018	245,568	19.99	to	19.99	4,908,701	—	to	—	—	to	—	(3.62)	to	(3.62)
2017	251,486	20.74	to	20.74	5,216,028	—	to	—	0.09	to	0.09	27.34	to	27.34
2016	222,408	16.29	to	16.29	3,622,506	—	to	—	—	to	—	2.27	to	2.27

SA-127

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Value Fund (Series I)
2020	5,134	$37.54	to	$37.54	$192,735	—%	to	—%	0.93%	to	0.93%	1.12%	to	1.12%
2019	5,211	37.13	to	37.13	193,471	—	to	—	0.71	to	0.71	25.03	to	25.03
2018	5,328	29.70	to	29.70	158,223	—	to	—	0.49	to	0.49	(12.65)	to	(12.65)
2017	5,426	33.99	to	33.99	184,470	—	to	—	0.82	to	0.82	9.96	to	9.96
2016	5,509	30.91	to	30.91	170,316	—	to	—	0.37	to	0.37	15.49	to	15.49

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2020	226,948	18.57	to	18.57	4,215,368	—	to	—	7.71	to	7.71	10.22	to	10.22
2019	252,314	16.85	to	16.85	4,251,777	—	to	—	—	to	—	15.21	to	15.21
2018	254,027	14.63	to	14.63	3,715,656	—	to	—	1.55	to	1.55	(6.46)	to	(6.46)
2017	294,089	15.64	to	15.64	4,598,724	—	to	—	4.07	to	4.07	10.16	to	10.16
2016	281,494	14.20	to	14.20	3,995,868	—	to	—	0.45	to	0.45	11.64	to	11.64

Invesco V.I. Comstock Fund (Series II)
2020	318,418	27.02	to	27.02	8,602,268	—	to	—	2.17	to	2.17	(1.09)	to	(1.09)
2019	339,897	27.31	to	27.31	9,283,536	—	to	—	1.68	to	1.68	24.94	to	24.94
2018	376,987	21.86	to	21.86	8,241,222	—	to	—	1.44	to	1.44	(12.37)	to	(12.37)
2017	404,034	24.95	to	24.95	10,078,846	—	to	—	1.95	to	1.95	17.57	to	17.57
2016	426,339	21.22	to	21.22	9,045,548	—	to	—	1.33	to	1.33	16.99	to	16.99

Invesco V.I. Core Equity Fund (Series I)
2020	24,438	38.33	to	38.33	936,637	—	to	—	1.34	to	1.34	13.85	to	13.85
2019	32,974	33.66	to	33.66	1,110,074	—	to	—	0.93	to	0.93	28.96	to	28.96
2018	37,845	26.10	to	26.10	987,917	—	to	—	0.90	to	0.90	(9.39)	to	(9.39)
2017	41,669	28.81	to	28.81	1,200,515	—	to	—	0.97	to	0.97	13.17	to	13.17
2016	48,784	25.46	to	25.46	1,241,889	—	to	—	0.78	to	0.78	10.26	to	10.26

Invesco V.I. Diversified Dividend Fund (Series II)
2020	300	24.76	to	24.76	7,417	—	to	—	2.92	to	2.92	(0.13)	to	(0.13)
2019	303	24.79	to	24.79	7,517	—	to	—	2.72	to	2.72	24.77	to	24.77
2018	307	19.87	to	19.87	6,094	—	to	—	2.18	to	2.18	(7.81)	to	(7.81)
2017	310	21.55	to	21.55	6,684	—	to	—	1.51	to	1.51	8.35	to	8.35
2016	314	19.89	to	19.89	6,239	—	to	—	1.46	to	1.46	14.54	to	14.54

Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
2020	1,233	51.88	to	51.88	63,942	—	to	—	1.31	to	1.31	12.42	to	12.42
2019	1,245	46.15	to	46.15	57,451	—	to	—	1.54	to	1.54	28.46	to	28.46
2018	1,243	35.92	to	35.92	44,666	—	to	—	1.04	to	1.04	(8.11)	to	(8.11)
2017	1,255	39.09	to	39.09	49,076	—	to	—	0.73	to	0.73	18.33	to	18.33
2016	1,251	33.04	to	33.04	41,340	—	to	—	0.38	to	0.38	13.94	to	13.94

Invesco V.I. Global Real Estate Fund (Series I)
2020	44,619	22.91	to	22.91	1,022,301	—	to	—	5.30	to	5.30	(12.32)	to	(12.32)
2019	46,360	26.13	to	26.13	1,211,406	—	to	—	4.69	to	4.69	23.00	to	23.00
2018	44,644	21.24	to	21.24	948,432	—	to	—	3.82	to	3.82	(6.15)	to	(6.15)
2017	43,927	22.64	to	22.64	994,359	—	to	—	3.27	to	3.27	13.05	to	13.05
2016	42,095	20.02	to	20.02	842,893	—	to	—	1.62	to	1.62	2.04	to	2.04

Invesco V.I. Growth and Income Fund (Series II)
2020	95,914	24.42	to	34.84	2,473,206	—	to	—	2.03	to	2.08	1.85	to	1.85
2019	96,255	23.98	to	34.20	2,439,615	—	to	—	1.58	to	1.59	24.85	to	24.85
2018	95,861	19.21	to	27.40	1,948,355	—	to	—	1.77	to	1.79	(13.59)	to	(13.59)
2017	101,672	22.23	to	31.70	2,385,928	—	to	—	1.15	to	1.32	14.04	to	14.04
2016	111,203	19.49	to	27.80	2,279,209	—	to	—	0.90	to	0.91	19.43	to	19.43

SA-128

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. International Growth Fund (Series I)
2020	764,718	$19.01	to	$19.01	$14,534,461	—%	to	—%	2.44%	to	2.44%	14.00%	to	14.00%
2019	772,587	16.67	to	16.67	12,881,253	—	to	—	1.58	to	1.58	28.57	to	28.57
2018	820,828	12.97	to	12.97	10,644,312	—	to	—	2.05	to	2.05	(14.98)	to	(14.98)
2017	865,213	15.25	to	15.25	13,196,094	—	to	—	1.44	to	1.44	23.00	to	23.00
2016	963,448	12.40	to	12.40	11,946,489	—	to	—	1.39	to	1.39	(0.45)	to	(0.45)

Invesco V.I. Mid Cap Core Equity Fund (Series I)
2020	76,763	38.31	to	38.31	2,940,889	—	to	—	0.73	to	0.73	9.25	to	9.25
2019	86,213	35.07	to	35.07	3,023,319	—	to	—	0.48	to	0.48	25.28	to	25.28
2018	101,923	27.99	to	27.99	2,853,068	—	to	—	0.51	to	0.51	(11.35)	to	(11.35)
2017	113,156	31.58	to	31.58	3,573,061	—	to	—	0.51	to	0.51	14.92	to	14.92
2016	128,793	27.48	to	27.48	3,538,901	—	to	—	0.07	to	0.07	13.43	to	13.43

Invesco V.I. Mid Cap Growth Fund (Series I) (merged April 30, 2020)
2020	—	22.15	to	22.15	—	—	to	—	—	to	—	(5.50)	to	(5.50)
2019	203,935	23.44	to	23.44	4,780,154	—	to	—	—	to	—	34.34	to	34.34
2018	231,160	17.45	to	17.45	4,033,275	—	to	—	—	to	—	(5.58)	to	(5.58)
2017	242,471	18.48	to	18.48	4,480,779	—	to	—	—	to	—	22.49	to	22.49
2016	152,357	15.09	to	15.09	2,298,545	—	to	—	—	to	—	0.76	to	0.76

Invesco V.I. Small Cap Equity Fund (Series I)
2020	286,296	36.28	to	36.28	10,386,249	—	to	—	0.37	to	0.37	27.24	to	27.24
2019	288,141	28.51	to	28.51	8,215,128	—	to	—	—	to	—	26.60	to	26.60
2018	296,262	22.52	to	22.52	6,672,016	—	to	—	—	to	—	(15.08)	to	(15.08)
2017	311,644	26.52	to	26.52	8,264,685	—	to	—	—	to	—	14.06	to	14.06
2016	316,902	23.25	to	23.25	7,368,477	—	to	—	—	to	—	12.06	to	12.06

Lord Abbett Bond Debenture Portfolio (Class VC)
2020	524,680	23.74	to	23.74	12,458,276	—	to	—	4.01	to	4.01	7.30	to	7.30
2019	527,412	22.13	to	22.13	11,670,733	—	to	—	3.95	to	3.95	13.35	to	13.35
2018	529,205	19.52	to	19.52	10,330,803	—	to	—	4.39	to	4.39	(4.02)	to	(4.02)
2017	531,562	20.34	to	20.34	10,811,276	—	to	—	4.26	to	4.26	9.21	to	9.21
2016	533,062	18.62	to	18.62	9,927,341	—	to	—	4.70	to	4.70	12.13	to	12.13

Lord Abbett Dividend Growth Portfolio (Class VC)
2020	113,857	37.11	to	37.11	4,225,636	—	to	—	1.01	to	1.01	15.42	to	15.42
2019	117,557	32.16	to	32.16	3,780,227	—	to	—	1.52	to	1.52	26.45	to	26.45
2018	137,068	25.43	to	25.43	3,485,789	—	to	—	1.78	to	1.78	(4.67)	to	(4.67)
2017	149,318	26.68	to	26.68	3,983,447	—	to	—	1.55	to	1.55	19.12	to	19.12
2016	166,490	22.39	to	22.39	3,728,503	—	to	—	1.80	to	1.80	15.10	to	15.10

Lord Abbett Fundamental Equity Portfolio (Class VC)
2020	45,897	25.92	to	25.92	1,189,681	—	to	—	1.35	to	1.35	1.77	to	1.77
2019	40,657	25.47	to	25.47	1,035,504	—	to	—	1.34	to	1.34	21.51	to	21.51
2018	38,831	20.96	to	20.96	813,880	—	to	—	1.58	to	1.58	(8.16)	to	(8.16)
2017	36,827	22.82	to	22.82	840,421	—	to	—	1.06	to	1.06	12.57	to	12.57
2016	39,669	20.27	to	20.27	804,163	—	to	—	1.19	to	1.19	15.74	to	15.74

Lord Abbett Growth and Income Portfolio (Class VC)
2020	164,935	25.63	to	25.63	4,227,212	—	to	—	1.75	to	1.75	2.70	to	2.70
2019	178,136	24.96	to	24.96	4,445,632	—	to	—	1.68	to	1.68	22.49	to	22.49
2018	186,983	20.37	to	20.37	3,809,558	—	to	—	1.42	to	1.42	(8.14)	to	(8.14)
2017	189,488	22.18	to	22.18	4,202,886	—	to	—	1.38	to	1.38	13.38	to	13.38
2016	188,454	19.56	to	19.56	3,686,631	—	to	—	1.54	to	1.54	17.11	to	17.11

SA-129

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Growth Series (Initial Class)
2020	77,178	$51.56	to	$51.56	$3,979,402	—%	to	—%	—%	to	—%	31.86%	to	31.86%
2019	104,456	39.10	to	39.10	4,084,669	—	to	—	—	to	—	38.15	to	38.15
2018	91,279	28.31	to	28.31	2,583,711	—	to	—	0.10	to	0.10	2.67	to	2.67
2017	68,519	27.57	to	27.57	1,889,055	—	to	—	0.13	to	0.13	31.40	to	31.40
2016	40,611	20.98	to	20.98	852,066	—	to	—	0.04	to	0.04	2.44	to	2.44

MFS® Investors Trust Series (Initial Class)
2020	148,319	39.87	to	43.96	5,914,323	—	to	—	0.64	to	1.20	13.87	to	13.87
2019	149,645	35.01	to	35.01	5,239,752	—	to	—	0.68	to	0.68	31.58	to	31.58
2018	163,922	26.61	to	26.61	4,362,145	—	to	—	0.75	to	0.75	(5.49)	to	(5.49)
2017	52,165	28.16	to	28.16	1,468,749	—	to	—	0.68	to	0.68	23.35	to	23.35
2016	62,120	22.83	to	22.83	1,418,027	—	to	—	0.87	to	0.87	8.59	to	8.59

MFS® New Discovery Series (Initial Class)
2020	46,505	83.87	to	83.87	3,900,186	—	to	—	—	to	—	45.89	to	45.89
2019	49,146	57.49	to	57.49	2,825,290	—	to	—	—	to	—	41.70	to	41.70
2018	49,682	40.57	to	40.57	2,015,583	—	to	—	—	to	—	(1.48)	to	(1.48)
2017	49,873	41.18	to	41.18	2,053,651	—	to	—	—	to	—	26.65	to	26.65
2016	50,755	32.51	to	32.51	1,650,126	—	to	—	—	to	—	9.05	to	9.05

MFS® Total Return Bond Series (Initial Class)
2020	1,709,455	18.63	to	18.63	31,851,565	—	to	—	3.48	to	3.48	8.47	to	8.47
2019	1,758,189	17.18	to	17.18	30,202,026	—	to	—	3.43	to	3.43	10.21	to	10.21
2018	1,861,241	15.59	to	15.59	29,011,203	—	to	—	3.22	to	3.22	(1.09)	to	(1.09)
2017	2,050,491	15.76	to	15.76	32,312,033	—	to	—	3.44	to	3.44	4.46	to	4.46
2016	1,809,468	15.09	to	15.09	27,297,526	—	to	—	3.49	to	3.49	4.23	to	4.23

MFS® Total Return Series (Initial Class)
2020	469,138	32.25	to	32.37	15,184,393	—	to	—	2.33	to	2.37	9.81	to	9.81
2019	482,937	29.37	to	29.47	14,234,211	—	to	—	2.37	to	2.37	20.38	to	20.38
2018	507,387	24.40	to	24.48	12,422,620	—	to	—	2.22	to	2.23	(5.61)	to	(5.61)
2017	506,039	25.85	to	25.94	13,126,169	—	to	—	2.37	to	2.38	12.30	to	12.30
2016	505,767	23.01	to	23.10	11,682,386	—	to	—	2.86	to	2.95	9.09	to	9.09

MFS® Value Series (Initial Class)
2020	1,178,062	28.25	to	28.25	33,281,559	—	to	—	1.59	to	1.59	3.48	to	3.48
2019	1,184,999	27.30	to	27.30	32,353,163	—	to	—	2.14	to	2.14	29.80	to	29.80
2018	1,235,294	21.03	to	21.03	25,983,180	—	to	—	1.55	to	1.55	(10.09)	to	(10.09)
2017	1,272,694	23.39	to	23.39	29,772,878	—	to	—	1.93	to	1.93	17.65	to	17.65
2016	1,310,684	19.88	to	19.88	26,061,573	—	to	—	2.14	to	2.14	14.09	to	14.09

Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)
2020	102,660	40.50	to	40.50	4,158,046	—	to	—	—	to	—	36.24	to	36.24
2019	109,165	29.73	to	29.73	3,245,406	—	to	—	—	to	—	35.85	to	35.85
2018	140,890	21.88	to	21.88	3,083,326	—	to	—	—	to	—	(5.96)	to	(5.96)
2017	160,831	23.27	to	23.27	3,742,618	—	to	—	0.01	to	0.01	26.50	to	26.50
2016	175,925	18.40	to	18.40	3,236,183	—	to	—	0.12	to	0.12	(2.43)	to	(2.43)

Invesco Oppenheimer V.I. Global Fund (Series II)
2020	142,343	37.63	to	37.63	5,356,379	—	to	—	0.45	to	0.45	27.34	to	27.34
2019	144,024	29.55	to	29.55	4,256,149	—	to	—	0.64	to	0.64	31.45	to	31.45
2018	146,418	22.48	to	22.48	3,291,595	—	to	—	0.75	to	0.75	(13.39)	to	(13.39)
2017	146,172	25.96	to	25.96	3,794,171	—	to	—	0.72	to	0.72	36.32	to	36.32
2016	143,336	19.04	to	19.04	2,729,322	—	to	—	0.77	to	0.77	(0.16)	to	(0.16)

SA-130

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer V.I. Main Street Fund® (Series II)
2020	72,347	$35.03	to	$35.03	$2,534,083	—%	to	—%	1.21%	to	1.21%	13.69%	to	13.69%
2019	73,087	30.81	to	30.81	2,251,656	—	to	—	0.82	to	0.82	31.74	to	31.74
2018	76,598	23.39	to	23.39	1,791,308	—	to	—	0.90	to	0.90	(8.10)	to	(8.10)
2017	78,775	25.45	to	25.45	2,004,533	—	to	—	1.04	to	1.04	16.63	to	16.63
2016	82,227	21.82	to	21.82	1,793,961	—	to	—	0.79	to	0.79	11.30	to	11.30

Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
2020	169,735	35.29	to	35.29	5,990,337	—	to	—	0.38	to	0.38	19.64	to	19.64
2019	181,983	29.50	to	29.50	5,368,465	—	to	—	—	to	—	26.13	to	26.13
2018	145,634	23.39	to	23.39	3,406,091	—	to	—	0.06	to	0.06	(10.54)	to	(10.54)
2017	150,636	26.14	to	26.14	3,938,058	—	to	—	0.68	to	0.68	13.91	to	13.91
2016	149,935	22.95	to	22.95	3,441,079	—	to	—	0.25	to	0.25	17.67	to	17.67

Putnam VT Small Cap Growth Fund (Class IB)
2020	52,650	62.22	to	62.22	3,275,970	—	to	—	—	to	—	48.37	to	48.37
2019	54,505	41.94	to	41.94	2,285,739	—	to	—	—	to	—	37.45	to	37.45
2018	56,386	30.51	to	30.51	1,720,409	—	to	—	—	to	—	(13.84)	to	(13.84)
2017	58,045	35.41	to	35.41	2,055,451	—	to	—	0.48	to	0.48	7.93	to	7.93
2016	58,891	32.81	to	32.81	1,932,226	—	to	—	0.75	to	0.75	15.52	to	15.52

Putnam VT Diversified Income Fund (Class IA)
2020	45,213	37.69	to	37.69	1,704,148	—	to	—	8.07	to	8.07	(0.76)	to	(0.76)
2019	51,524	37.98	to	37.98	1,956,808	—	to	—	3.69	to	3.69	11.56	to	11.56
2018	60,135	34.04	to	34.04	2,047,242	—	to	—	4.46	to	4.46	(0.74)	to	(0.74)
2017	66,275	34.30	to	34.30	2,273,068	—	to	—	5.88	to	5.88	7.42	to	7.42
2016	71,858	31.93	to	31.93	2,294,290	—	to	—	7.67	to	7.67	5.76	to	5.76

Putnam VT Equity Income Fund (Class IA)
2020	280,947	48.02	to	48.02	13,492,377	—	to	—	1.97	to	1.97	6.06	to	6.06
2019	299,393	45.28	to	45.28	13,557,148	—	to	—	2.27	to	2.27	30.73	to	30.73
2018	329,525	34.64	to	34.64	11,413,915	—	to	—	0.94	to	0.94	(8.27)	to	(8.27)
2017	446,346	37.76	to	37.76	16,854,605	—	to	—	0.15	to	0.15	19.06	to	19.06
2016	24,636	31.72	to	31.72	781,372	—	to	—	2.09	to	2.09	13.96	to	13.96

Putnam VT Global Asset Allocation Fund (Class IA)
2020	2,816	70.63	to	70.63	198,881	—	to	—	2.23	to	2.23	12.58	to	12.58
2019	3,275	62.73	to	62.73	205,439	—	to	—	1.77	to	1.77	17.42	to	17.42
2018	3,739	53.43	to	53.43	199,748	—	to	—	2.14	to	2.14	(7.02)	to	(7.02)
2017	4,222	57.46	to	57.46	242,609	—	to	—	1.72	to	1.72	15.67	to	15.67
2016	4,679	49.68	to	49.68	232,482	—	to	—	2.25	to	2.25	6.98	to	6.98

Putnam VT Global Equity Fund (Class IA)
2020	87,834	62.50	to	62.50	5,489,681	—	to	—	0.41	to	0.41	10.32	to	10.32
2019	94,435	56.66	to	56.66	5,350,375	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92
2018	93,895	44.64	to	44.64	4,191,312	—	to	—	0.56	to	0.56	(12.21)	to	(12.21)
2017	99,872	50.85	to	50.85	5,078,276	—	to	—	1.54	to	1.54	28.71	to	28.71
2016	102,988	39.51	to	39.51	4,068,771	—	to	—	1.33	to	1.33	1.37	to	1.37

Putnam VT Global Health Care Fund (Class IA)
2020	20,804	57.46	to	57.46	1,195,484	—	to	—	0.71	to	0.71	16.47	to	16.47
2019	22,278	49.34	to	49.34	1,099,101	—	to	—	0.24	to	0.24	30.58	to	30.58
2018	23,846	37.78	to	37.78	900,944	—	to	—	1.18	to	1.18	(0.29)	to	(0.29)
2017	25,396	37.89	to	37.89	962,331	—	to	—	0.76	to	0.76	15.60	to	15.60
2016	27,185	32.78	to	32.78	891,111	—	to	—	—	to	—	(11.14)	to	(11.14)

SA-131

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IA)
2020	100,837	$59.20	to	$59.20	$5,969,725	—%	to	—%	5.78%	to	5.78%	5.50%	to	5.50%
2019	102,978	56.11	to	56.11	5,778,479	—	to	—	6.24	to	6.24	14.55	to	14.55
2018	112,508	48.99	to	48.99	5,511,412	—	to	—	5.90	to	5.90	(3.59)	to	(3.59)
2017	120,065	50.81	to	50.81	6,100,542	—	to	—	5.91	to	5.91	7.22	to	7.22
2016	127,366	47.39	to	47.39	6,035,813	—	to	—	7.72	to	7.72	15.66	to	15.66

Putnam VT Income Fund (Class IA)
2020	172,440	45.21	to	45.21	7,796,814	—	to	—	5.10	to	5.10	6.01	to	6.01
2019	188,792	42.65	to	42.65	8,052,202	—	to	—	3.34	to	3.34	12.24	to	12.24
2018	179,436	38.00	to	38.00	6,818,248	—	to	—	3.07	to	3.07	0.37	to	0.37
2017	163,718	37.86	to	37.86	6,198,179	—	to	—	4.53	to	4.53	5.90	to	5.90
2016	177,516	35.75	to	35.75	6,345,847	—	to	—	4.09	to	4.09	2.27	to	2.27

Putnam VT International Equity Fund (Class IA)
2020	304,080	29.47	to	29.47	8,961,246	—	to	—	1.80	to	1.80	12.35	to	12.35
2019	303,327	26.23	to	26.23	7,956,448	—	to	—	1.65	to	1.65	25.55	to	25.55
2018	317,334	20.89	to	20.89	6,629,874	—	to	—	1.62	to	1.62	(18.95)	to	(18.95)
2017	322,925	25.78	to	25.78	8,323,637	—	to	—	2.47	to	2.47	26.93	to	26.93
2016	351,431	20.31	to	20.31	7,136,591	—	to	—	3.93	to	3.93	(2.21)	to	(2.21)

Putnam VT Emerging Markets Equity Fund (Class IA)
2020	9,165	33.90	to	33.90	310,682	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	9,699	26.43	to	26.43	256,344	—	to	—	—	to	—	25.21	to	25.21
2018	10,265	21.11	to	21.11	216,683	—	to	—	0.14	to	0.14	(18.40)	to	(18.40)
2017	10,552	25.87	to	25.87	272,996	—	to	—	1.27	to	1.27	35.37	to	35.37
2016	10,826	19.11	to	19.11	206,903	—	to	—	1.29	to	1.29	(6.46)	to	(6.46)

Putnam VT International Value Fund (Class IA)
2020	49,216	24.70	to	24.70	1,215,451	—	to	—	2.75	to	2.75	4.23	to	4.23
2019	55,058	23.69	to	23.69	1,304,551	—	to	—	2.93	to	2.93	20.44	to	20.44
2018	60,846	19.67	to	19.67	1,197,008	—	to	—	2.32	to	2.32	(17.38)	to	(17.38)
2017	69,635	23.81	to	23.81	1,657,997	—	to	—	1.80	to	1.80	25.06	to	25.06
2016	83,776	19.04	to	19.04	1,595,037	—	to	—	2.66	to	2.66	1.28	to	1.28

Putnam VT Multi-Cap Core Fund (Class IA)
2020	14,691	37.42	to	37.42	549,689	—	to	—	1.18	to	1.18	17.64	to	17.64
2019	15,392	31.81	to	31.81	489,587	—	to	—	1.39	to	1.39	32.00	to	32.00
2018	17,231	24.10	to	24.10	415,199	—	to	—	1.41	to	1.41	(7.44)	to	(7.44)
2017	20,701	26.03	to	26.03	538,918	—	to	—	1.27	to	1.27	23.14	to	23.14
2016	22,397	21.14	to	21.14	473,497	—	to	—	1.52	to	1.52	12.34	to	12.34

Putnam VT Government Money Market Fund (Class IA)
2020	20,846	1.88	to	1.88	39,092	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	21,316	1.87	to	1.87	39,881	—	to	—	1.81	to	1.81	1.80	to	1.80
2018	25,311	1.84	to	1.84	46,517	—	to	—	1.42	to	1.42	1.43	to	1.43
2017	25,776	1.81	to	1.81	46,707	—	to	—	0.47	to	0.47	0.48	to	0.48
2016	26,217	1.80	to	1.80	47,278	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)

Putnam VT Sustainable Leaders Fund (Class IA)
2020	157,349	106.83	to	106.83	16,809,411	—	to	—	0.64	to	0.64	29.06	to	29.06
2019	170,533	82.77	to	82.77	14,115,335	—	to	—	0.68	to	0.68	36.72	to	36.72
2018	180,436	60.54	to	60.54	10,923,787	—	to	—	0.01	to	0.01	(1.28)	to	(1.28)
2017	190,047	61.33	to	61.33	11,655,020	—	to	—	0.83	to	0.83	29.55	to	29.55
2016	198,221	47.34	to	47.34	9,383,177	—	to	—	0.97	to	0.97	8.06	to	8.06

SA-132

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund (Class IB)
2020	54,875	$22.79	to	$22.79	$1,250,496	—%	to	—%	1.08%	to	1.08%	3.96%	to	3.96%
2019	55,829	21.92	to	21.92	1,223,747	—	to	—	0.67	to	0.67	24.24	to	24.24
2018	70,553	17.64	to	17.64	1,244,753	—	to	—	0.41	to	0.41	(19.93)	to	(19.93)
2017	76,033	22.03	to	22.03	1,675,248	—	to	—	0.79	to	0.79	7.87	to	7.87
2016	70,028	20.43	to	20.43	1,430,356	—	to	—	1.19	to	1.19	27.49	to	27.49

Templeton Developing Markets VIP Fund (Class 1)
2020	221,414	15.43	to	15.43	3,416,463	—	to	—	4.38	to	4.38	17.39	to	17.39
2019	233,947	13.14	to	13.14	3,075,127	—	to	—	1.23	to	1.23	26.92	to	26.92
2018	257,737	10.36	to	10.36	2,669,308	—	to	—	1.11	to	1.11	(15.44)	to	(15.44)
2017	249,706	12.25	to	12.25	3,058,411	—	to	—	1.31	to	1.31	40.65	to	40.65
2016	283,459	8.71	to	29.50	2,468,390	—	to	—	—	to	1.06	17.79	to	17.79

Templeton Foreign VIP Fund (Class 2)
2020	582,057	12.25	to	12.25	7,128,559	—	to	—	3.38	to	3.38	(1.16)	to	(1.16)
2019	580,835	12.39	to	12.39	7,196,921	—	to	—	1.73	to	1.73	12.53	to	12.53
2018	610,311	11.01	to	11.01	6,720,178	—	to	—	2.66	to	2.66	(15.44)	to	(15.44)
2017	622,043	13.02	to	13.02	8,100,127	—	to	—	2.51	to	2.51	16.69	to	16.69
2016	620,545	11.16	to	11.16	6,924,749	—	to	—	1.96	to	1.96	7.17	to	7.17

Templeton Global Bond VIP Fund (Class 2)
2020	1,068,827	18.54	to	18.54	19,815,067	—	to	—	8.51	to	8.51	(5.28)	to	(5.28)
2019	1,161,918	19.57	to	19.57	22,741,936	—	to	—	7.15	to	7.15	2.01	to	2.01
2018	1,309,552	19.19	to	19.19	25,125,671	—	to	—	—	to	—	1.94	to	1.94
2017	1,464,792	18.82	to	18.82	27,569,831	—	to	—	—	to	—	1.93	to	1.93
2016	1,414,778	18.47	to	18.47	26,125,382	—	to	—	—	to	—	2.94	to	2.94

Templeton Growth VIP Fund (Class 2)
2020	417,272	17.52	to	24.04	7,331,796	—	to	—	2.98	to	2.99	5.80	to	5.80
2019	425,433	16.56	to	22.73	7,065,673	—	to	—	2.76	to	2.77	15.15	to	15.15
2018	431,915	14.38	to	19.73	6,229,470	—	to	—	1.97	to	1.98	(14.85)	to	(14.85)
2017	437,346	16.89	to	23.18	7,407,913	—	to	—	1.62	to	1.62	18.50	to	18.50
2016	444,527	14.25	to	19.56	6,354,018	—	to	—	1.93	to	2.04	9.62	to	9.62

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
2020	12,050	23.30	to	23.30	280,809	—	to	—	2.86	to	2.86	7.80	to	7.80
2019	12,180	21.62	to	21.62	263,308	—	to	—	4.07	to	4.07	10.88	to	10.88
2018	12,248	19.50	to	19.50	238,784	—	to	—	2.55	to	2.55	(0.65)	to	(0.65)
2017	12,259	19.62	to	19.62	240,569	—	to	—	3.14	to	3.14	6.24	to	6.24
2016	12,243	18.47	to	18.47	226,144	—	to	—	1.87	to	1.87	6.11	to	6.11

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2020	917	37.29	to	37.29	34,177	—	to	—	4.51	to	4.51	5.55	to	5.55
2019	943	35.33	to	35.33	33,322	—	to	—	5.32	to	5.32	14.25	to	14.25
2018	964	30.92	to	30.92	29,821	—	to	—	5.63	to	5.63	(6.94)	to	(6.94)
2017	982	33.23	to	33.23	32,637	—	to	—	5.42	to	5.42	9.71	to	9.71
2016	997	30.29	to	30.29	30,203	—	to	—	5.52	to	5.52	10.55	to	10.55

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2020	679	45.61	to	45.61	30,990	—	to	—	1.38	to	1.38	14.44	to	14.44
2019	699	39.85	to	39.85	27,866	—	to	—	1.07	to	1.07	19.59	to	19.59
2018	715	33.33	to	33.33	23,826	—	to	—	0.46	to	0.46	(17.47)	to	(17.47)
2017	728	40.38	to	40.38	29,400	—	to	—	0.75	to	0.75	35.06	to	35.06
2016	739	29.90	to	29.90	22,099	—	to	—	0.46	to	0.46	6.74	to	6.74

SA-133

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Discovery Portfolio (Class II)
2020	133,366	$80.32	to	$80.32	$10,712,014	—%	to	—%	—%	to	—%	152.04%	to	152.04%
2019	113,137	31.87	to	31.87	3,605,438	—	to	—	—	to	—	39.97	to	39.97
2018	107,137	22.77	to	22.77	2,439,336	—	to	—	—	to	—	10.53	to	10.53
2017	114,463	20.60	to	20.60	2,357,915	—	to	—	—	to	—	38.60	to	38.60
2016	139,084	14.86	to	14.86	2,067,219	—	to	—	—	to	—	(8.84)	to	(8.84)

Prudential Government Money Market Portfolio (Class I) (available April 27, 2016)
2020	8,562	10.44	to	10.44	89,427	—	to	—	0.28	to	0.28	0.30	to	0.30
2019	7,122	10.41	to	10.41	74,166	—	to	—	1.90	to	1.90	1.92	to	1.92
2018	6,724	10.22	to	10.22	68,701	—	to	—	1.52	to	1.52	1.53	to	1.53
2017	6,725	10.06	to	10.06	67,677	—	to	—	0.56	to	0.56	0.56	to	0.56
2016	6,688	10.01	to	10.01	66,924	—	to	—	0.07	to	0.07	0.07	to	0.07

Putnam VT Growth Opportunities Fund (Class IA) (available July 8, 2016)
2020	848,958	27.10	to	27.10	23,003,098	—	to	—	0.25	to	0.25	39.09	to	39.09
2019	919,490	19.48	to	19.48	17,912,750	—	to	—	0.36	to	0.36	37.11	to	37.11
2018	983,740	14.33	to	14.33	13,977,383	—	to	—	—	to	—	2.38	to	2.38
2017	1,031,484	14.00	to	14.00	14,284,017	—	to	—	0.10	to	0.10	30.90	to	30.90
2016	1,094,835	10.69	to	10.69	11,547,347	—	to	—	—	to	—	5.17	to	5.17

BlackRock S&P 500 Index V.I. Fund (Class I) (available April 20, 2018)
2020	5,930,310	14.64	to	14.64	86,824,837	—	to	—	1.81	to	1.81	18.24	to	18.24
2019	6,305,956	12.38	to	12.38	78,082,491	—	to	—	2.21	to	2.21	31.34	to	31.34
2018	7,012,417	9.43	to	9.43	66,109,424	—	to	—	1.01	to	1.01	(4.93)	to	(4.93)
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2020	64,268	27.65	to	27.65	1,776,784	—	to	—	1.68	to	1.68	6.44	to	6.44
2019	63,396	25.97	to	25.97	1,646,619	—	to	—	1.59	to	1.59	27.11	to	27.11
2018	86,485	20.43	to	20.43	1,767,270	—	to	—	2.11	to	2.11	(8.54)	to	(8.54)
2017	89,366	22.34	to	22.34	1,996,616	—	to	—	1.55	to	1.55	12.65	to	12.65
2016	87,965	19.83	to	19.83	1,744,619	—	to	—	2.21	to	2.21	17.71	to	17.71

Invesco V.I. American Value Fund (Series II)
2020	276,035	23.28	to	23.28	6,426,705	—	to	—	0.65	to	0.65	0.86	to	0.86
2019	281,615	23.08	to	23.08	6,500,873	—	to	—	0.42	to	0.42	24.71	to	24.71
2018	308,630	18.51	to	18.51	5,712,866	—	to	—	0.19	to	0.19	(12.87)	to	(12.87)
2017	310,583	21.24	to	21.24	6,597,922	—	to	—	0.63	to	0.63	9.68	to	9.68
2016	212,637	19.37	to	19.37	4,118,469	—	to	—	0.11	to	0.11	15.22	to	15.22

Putnam VT Diversified Income Fund (Class IB)
2020	234,610	17.70	to	17.70	4,152,958	—	to	—	7.65	to	7.65	(0.90)	to	(0.90)
2019	246,852	17.86	to	17.86	4,409,548	—	to	—	3.24	to	3.24	11.23	to	11.23
2018	265,042	16.06	to	16.06	4,256,499	—	to	—	4.06	to	4.06	(0.98)	to	(0.98)
2017	271,768	16.22	to	16.22	4,407,781	—	to	—	5.65	to	5.65	7.12	to	7.12
2016	299,986	15.14	to	15.14	4,541,919	—	to	—	7.31	to	7.31	5.42	to	5.42

Putnam VT Equity Income Fund (Class IB)
2020	177,038	48.71	to	48.71	8,622,816	—	to	—	1.68	to	1.68	5.80	to	5.80
2019	171,688	46.03	to	46.03	7,903,650	—	to	—	2.00	to	2.00	30.40	to	30.40
2018	185,925	35.30	to	35.30	6,563,491	—	to	—	0.72	to	0.72	(8.49)	to	(8.49)
2017	222,690	38.58	to	38.58	8,590,516	—	to	—	1.61	to	1.61	18.77	to	18.77
2016	220,612	32.48	to	32.48	7,165,331	—	to	—	1.43	to	1.43	13.64	to	13.64

SA-134

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Asset Allocation Fund (Class IB)
2020	1,933	$24.29	to	$24.29	$46,937	—%	to	—%	1.82%	to	1.82%	12.31%	to	12.31%
2019	1,968	21.62	to	21.62	42,565	—	to	—	1.39	to	1.39	17.13	to	17.13
2018	3,534	18.46	to	18.46	65,251	—	to	—	1.80	to	1.80	(7.26)	to	(7.26)
2017	3,542	19.91	to	19.91	70,507	—	to	—	1.42	to	1.42	15.34	to	15.34
2016	3,550	17.26	to	17.26	61,266	—	to	—	1.84	to	1.84	6.71	to	6.71

Putnam VT Global Equity Fund (Class IB)
2020	1,410	35.76	to	35.76	50,409	—	to	—	0.17	to	0.17	10.07	to	10.07
2019	1,415	32.49	to	32.49	45,984	—	to	—	—	to	—	26.60	to	26.60
2018	1,418	25.66	to	25.66	36,404	—	to	—	0.32	to	0.32	(12.43)	to	(12.43)
2017	1,415	29.31	to	29.31	41,486	—	to	—	1.33	to	1.33	28.38	to	28.38
2016	1,431	22.83	to	22.83	32,682	—	to	—	1.05	to	1.05	1.07	to	1.07

Putnam VT High Yield Fund (Class IB)
2020	54,564	31.32	to	31.32	1,708,745	—	to	—	5.51	to	5.51	5.21	to	5.21
2019	51,329	29.77	to	29.77	1,527,884	—	to	—	5.99	to	5.99	14.40	to	14.40
2018	60,177	26.02	to	26.02	1,565,840	—	to	—	5.67	to	5.67	(4.07)	to	(4.07)
2017	59,359	27.12	to	27.12	1,610,053	—	to	—	5.90	to	5.90	6.98	to	6.98
2016	65,169	25.35	to	25.35	1,652,327	—	to	—	6.20	to	6.20	15.55	to	15.55

Putnam VT Income Fund (Class IB)
2020	130,930	22.76	to	22.76	2,979,598	—	to	—	4.35	to	4.35	5.73	to	5.73
2019	115,549	21.52	to	21.52	2,487,068	—	to	—	3.13	to	3.13	11.89	to	11.89
2018	113,471	19.24	to	19.24	2,182,757	—	to	—	2.97	to	2.97	0.20	to	0.20
2017	112,172	19.20	to	19.20	2,153,424	—	to	—	4.43	to	4.43	5.59	to	5.59
2016	117,148	18.18	to	18.18	2,129,802	—	to	—	4.49	to	4.49	2.00	to	2.00

Putnam VT International Equity Fund (Class IB)
2020	57,001	27.86	to	27.86	1,588,288	—	to	—	1.57	to	1.57	12.10	to	12.10
2019	40,187	24.86	to	24.86	998,955	—	to	—	1.33	to	1.33	25.15	to	25.15
2018	47,307	19.86	to	19.86	939,610	—	to	—	1.36	to	1.36	(19.11)	to	(19.11)
2017	46,386	24.56	to	24.56	1,139,005	—	to	—	1.96	to	1.96	26.58	to	26.58
2016	40,076	19.40	to	19.40	777,429	—	to	—	3.46	to	3.46	(2.45)	to	(2.45)

Putnam VT International Value Fund (Class IB)
2020	14,693	11.88	to	11.88	174,494	—	to	—	2.42	to	2.42	3.94	to	3.94
2019	13,995	11.43	to	11.43	159,896	—	to	—	2.62	to	2.62	20.22	to	20.22
2018	14,265	9.50	to	9.50	135,576	—	to	—	1.46	to	1.46	(17.61)	to	(17.61)
2017	9,053	11.54	to	11.54	104,436	—	to	—	1.42	to	1.42	24.70	to	24.70
2016	8,693	9.25	to	9.25	80,419	—	to	—	2.31	to	2.31	1.11	to	1.11

Putnam VT Multi-Cap Core Fund (Class IB)
2020	2,710	45.38	to	45.38	122,969	—	to	—	1.00	to	1.00	17.33	to	17.33
2019	2,741	38.68	to	38.68	106,039	—	to	—	1.13	to	1.13	31.63	to	31.63
2018	3,389	29.39	to	29.39	99,591	—	to	—	1.16	to	1.16	(7.63)	to	(7.63)
2017	3,704	31.81	to	31.81	117,854	—	to	—	0.87	to	0.87	22.86	to	22.86
2016	2,739	25.90	to	25.90	70,934	—	to	—	1.50	to	1.50	12.05	to	12.05

Putnam VT Sustainable Leaders Fund (Class IB)
2020	8,640	63.98	to	63.98	552,734	—	to	—	0.40	to	0.40	28.74	to	28.74
2019	8,401	49.69	to	49.69	417,497	—	to	—	0.46	to	0.46	36.36	to	36.36
2018	9,307	36.44	to	36.44	339,202	—	to	—	—	to	—	(1.53)	to	(1.53)
2017	9,820	37.01	to	37.01	363,431	—	to	—	0.60	to	0.60	29.22	to	29.22
2016	10,225	28.64	to	28.64	292,827	—	to	—	0.81	to	0.81	7.79	to	7.79

SA-135

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)
2020	—	$13.87	to	$13.87	$—	—%	to	—%	—%	to	—%	7.55%	to	7.55%
2019	8,635	12.90	to	12.90	111,357	—	to	—	3.82	to	3.82	10.61	to	10.61
2018	8,891	11.66	to	11.66	103,668	—	to	—	2.31	to	2.31	(0.91)	to	(0.91)
2017	9,114	11.77	to	11.77	107,239	—	to	—	2.91	to	2.91	5.89	to	5.89
2016	9,298	11.11	to	11.11	103,312	—	to	—	2.52	to	2.52	5.86	to	5.86

Putnam VT Growth Opportunities Fund (Class IB) (available July 8, 2016)
2020	122,704	27.18	to	27.18	3,334,777	—	to	—	0.03	to	0.03	38.71	to	38.71
2019	129,282	19.59	to	19.59	2,533,049	—	to	—	0.14	to	0.14	36.74	to	36.74
2018	118,276	14.21	to	14.21	1,694,720	—	to	—	0.05	to	0.05	2.60	to	2.60
2017	108,059	13.85	to	13.85	1,512,350	—	to	—	0.14	to	0.14	31.30	to	31.30
2016	105,898	10.55	to	10.55	1,132,215	—	to	—	—	to	—	5.23	to	5.23

AB VPS Growth and Income Portfolio (Class B) (available April 26, 2019)
2020	2,666	11.25	to	11.25	29,985	—	to	—	1.30	to	1.30	2.47	to	2.47
2019	2,712	10.98	to	10.98	29,762	—	to	—	1.01	to	1.01	9.05	to	9.05
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Invesco V.I. High Yield Fund (Series I)
2020	1,358	16.28	to	16.28	22,109	—	to	—	11.70	to	11.70	3.32	to	3.32
2019	—	15.76	to	15.76	—	—	to	—	—	to	—	13.51	to	13.51
2018	—	13.88	to	13.88	—	—	to	—	—	to	—	(3.35)	to	(3.35)
2017	—	14.37	to	14.37	—	—	to	—	—	to	—	6.30	to	6.30
2016	—	13.51	to	13.51	—	—	to	—	—	to	—	11.21	to	11.21

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2020	414,321	14.59	to	14.59	6,043,327	—	to	—	—	to	—	48.27	to	48.27
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

*    This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**    These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***    This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
#    Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1)    Amount is less than 0.01%.

SA-136

Separate Account VL II
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
7.    Subsequent Events:

On January 18, 2021, the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 13, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

SA-137

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com INDEPENDENT AUDITORS' REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company We have audited the accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements. Management’s Responsibility for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors’ Responsibility Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by Talcott Resolution Life and Annuity Insurance Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020. Opinion on Statutory Basis of Accounting In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements. Emphasis of Matter As discussed in Note 13 to the statutory-basis financial statements, on January 18, 2021, the Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger is subject to regulatory approvals and other customary closing conditions. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries. April 8, 2021

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2020 2019 Bonds $ 4,571,087,432 $ 4,549,159,315 Common and preferred stocks 22,441,831 20,264,998 Mortgage loans on real estate 766,622,883 843,320,642 Contract loans 95,042,308 99,925,503 Cash, cash equivalents and short-term investments 289,850,828 409,620,396 Derivatives 196,265,361 161,703,961 Other invested assets 560,265,450 565,761,812 Total cash and invested assets 6,501,576,093 6,649,756,627 Investment income due and accrued 56,966,047 132,100,186 Amounts recoverable for reinsurance 62,741,182 55,758,749 Federal income tax recoverable 74,413,249 32,580,526 Net deferred tax asset 79,536,000 127,732,739 Other assets 31,891,701 35,933,521 Separate Account assets 28,430,266,880 27,243,815,730 Total admitted assets $ 35,237,391,152 $ 34,277,678,078 Liabilities Aggregate reserves for future benefits $ 4,864,936,892 $ 4,972,838,503 Liability for deposit-type contracts 199,264,917 216,142,238 Policy and contract claim liabilities 28,119,632 23,710,557 Asset valuation reserve 134,693,701 128,507,852 Interest maintenance reserve 101,434,239 86,725,788 Payables to parent, subsidiaries and affiliates 10,779,853 131,359,329 Accrued expense allowances and amounts due from Separate Accounts (40,378,588) (49,902,368) Derivatives 437,969,150 179,755,105 Collateral on derivatives 93,719,979 170,792,087 Payable for repurchase agreements 158,756,325 — Other liabilities 196,138,332 194,648,923 Separate Account liabilities 28,430,266,880 27,243,815,730 Total liabilities $ 34,615,701,312 $ 33,298,393,744 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 199,649,231 223,338,361 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 334,109,048 668,014,412 Total capital and surplus 621,689,840 979,284,334 Total liabilities and capital and surplus $ 35,237,391,152 $ 34,277,678,078 See notes to financial statements. 3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2020 2019 2018 Premiums and annuity considerations $ 135,503,495 $ 120,006,752 $ (1,618,469,704) Net investment income 284,999,031 315,441,264 322,352,994 Commissions and expense allowances on reinsurance ceded 40,176,892 45,974,076 93,414,624 Reserve adjustments on reinsurance ceded (455,831,436) (481,495,984) (480,192,551) Fee income 566,055,501 589,064,520 638,788,496 Other revenues 9,802,097 5,884,135 14,128,841 Total revenues 580,705,580 594,874,763 (1,029,977,300) Benefits and expenses Death and annuity benefits 309,993,312 286,737,104 341,052,574 Disability and other benefits 1,822,063 1,978,373 2,269,037 Surrenders and other fund withdrawals 2,554,992,951 3,097,282,584 3,547,633,620 Commissions and expense allowances 134,027,588 146,733,495 164,554,433 Decrease in aggregate reserves for life and accident and health policies (107,901,611) (203,593,511) (1,487,088,683) General insurance expenses 72,340,299 87,088,671 75,868,684 Net transfers from Separate Accounts (2,605,128,491) (3,102,888,025) (3,527,763,579) Modified coinsurance adjustment on reinsurance assumed (129,063,015) (141,122,030) (112,018,578) IMR adjustment on reinsurance ceded — — (248,578,915) Other expenses 12,194,085 41,247,764 59,033,784 Total benefits and expenses 243,277,181 213,464,425 (1,178,037,623) Net gain from operations before federal income tax benefit 337,428,399 381,410,338 148,060,323 Federal income tax benefit (65,215,649) (27,159,346) (32,642,950) Net gain from operations 402,644,048 408,569,684 180,703,273 Net realized capital losses, after tax (355,549,269) (12,360,382) (115,657,101) Net income $47,094,779 $396,209,302 $65,046,172 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2020 2019 2018 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning of year 85,431,561 335,431,561 604,729,448 Capital (return) paid-in — (250,000,000) (269,297,887) Balance, end of year 85,431,561 85,431,561 335,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 223,338,361 247,027,489 197,246,618 Amortization, increases and (decreases) of gain on inforce reinsurance (23,689,130) (23,689,128) 49,780,871 Balance, end of year 199,649,231 223,338,361 247,027,489 Unassigned funds Balance, beginning of year 668,014,412 575,879,546 334,495,622 Net income 47,094,779 396,209,302 65,046,172 Change in net unrealized capital gains (losses) on investments, net of tax 63,801,748 (301,668,972) 212,915,290 Change in net unrealized foreign exchange capital gains (losses) 943,174 (1,967,237) 557,389 Change in net deferred income tax (69,213,609) (28,199,411) (233,679,225) Change in reserve on account of change in valuation basis decrease — 56,896,844 — Change in asset valuation reserve (6,185,849) (45,079,553) (48,533,710) Change in nonadmitted assets 29,654,393 15,943,893 245,078,008 Dividends to stockholder (400,000,000) — — Balance, end of year 334,109,048 668,014,412 575,879,546 Capital and surplus Balance, end of year $ 621,689,840 $ 979,284,334 $ 1,160,838,596 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CASH FLOWS (STATUTORY-BASIS) Operating activities For the years ended December 31, 2020 2019 2018 Premiums and annuity considerations $ 136,031,492 $ 120,211,243 $ 183,549,960 Net investment income 372,021,855 439,672,388 328,002,909 Reserve adjustments on reinsurance (455,831,436) (481,495,984) (480,192,551) Miscellaneous income 583,105,110 612,347,118 698,479,984 Total income 635,327,021 690,734,765 729,840,302 Benefits paid 2,867,926,352 3,438,350,617 4,026,401,584 Federal income tax (recovered) paid (15,155,445) 12,692,835 (145,161,928) Net transfers from Separate Accounts (2,614,652,271) (3,122,215,019) (3,548,179,839) Other expenses 151,838,371 242,486,361 301,997,730 Total benefits and expenses 389,957,007 571,314,794 635,057,547 Net cash provided by operating activities 245,370,014 119,419,971 94,782,755 Investing activities Proceeds from investments sold, matured or repaid Bonds 976,426,133 1,237,813,039 1,720,507,430 Common and preferred stocks 10,133,339 66,030,101 25,803,407 Mortgage loans 131,129,986 81,888,745 104,437,923 Derivatives and other 70,017,579 199,003,059 205,084,143 Total investment proceeds 1,187,707,037 1,584,734,944 2,055,832,903 Cost of investments acquired Bonds 984,005,477 912,788,647 1,425,766,165 Common and preferred stocks 11,980,227 3,294,932 26,359,180 Mortgage loans 54,734,810 111,438,828 191,448,243 Derivatives and other 123,412,680 178,022,586 176,867,059 Total investments acquired 1,174,133,194 1,205,544,993 1,820,440,647 Net decrease in contract loans (4,883,195) (2,699,971) (3,935,381) Net cash provided by investing activities 18,457,038 381,889,922 239,327,637 Financing and miscellaneous activities Return of paid-in surplus — (250,000,000) (271,876,214) Dividends to stockholder (400,000,000) — — Other cash provided (used) 16,403,380 (253,248,716) (197,971,400) Net cash used for financing and miscellaneous activities (383,596,620) (503,248,716) (469,847,614) Net (decrease) increase in cash, cash equivalents and short-term investments (119,769,568) (1,938,823) (135,737,222) Cash, cash equivalents and short-term investments, beginning of year 409,620,396 411,559,219 547,296,441 Cash, cash equivalents and short-term investments, end of year $ 289,850,828 $ 409,620,396 $ 411,559,219 Note: Supplemental disclosures of cash flow information for non-cash transactions: Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets (8,481,263) (99,820,813) (39,881,791) Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets (8,481,263) (99,820,813) (39,881,791) Non-cash proceeds from sale of affiliate holding - other invested asset — — (11,410,309) Non-cash acquisition from sale of affiliate holding - common stocks — — (11,410,309) Capital contribution from former parent to settle intercompany balances related to stock compensation — — (2,578,327) Non-cash transfer of bonds acquired for assumption reinsurance — — 3,448,021,646 Non-cash transfer of mortgage loans acquired for assumption reinsurance — — 649,122,178 Non-cash transfer of other invested assets acquired for assumption reinsurance — — 558,473,453 Non-cash transfer of reserves for assumption reinsurance — — (3,259,322,631) Non-cash transfer of deposit liability for assumption reinsurance — — (1,276,223,336) Non-cash transfer of IMR liability for assumption reinsurance — — (110,419,414) Non-cash transfer of other for assumption reinsurance — — (9,651,896) Non-cash transfer of bonds sold for reinsurance — — (2,220,227,957) Non-cash transfer of mortgage loans sold for reinsurance — — (392,591,994) Non-cash transfer of premium for reinsurance — — 1,801,211,602 Non-cash transfer of deposit liability for reinsurance — — 1,039,068,007 Non-cash transfer of IMR liability for reinsurance — — (241,578,915) Non-cash transfer of other for reinsurance — — 14,119,257 See notes to financial statements. 6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 1. Organization and Description of Business Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). On May 31, 2018, Hartford Holdings, Inc. (“HHI”), an indirect parent company of the Company and a direct wholly owned subsidiary of The Hartford, sold all of the issued and outstanding equity of Talcott Resolution Life, Inc. ("TLI") (formerly Hartford Life, Inc.), TL's parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group formed Hopmeadow Holdings, LP, a limited partnership, that acquired TLI and its life and annuity insurance operating subsidiaries consisting primarily of TL and the Company. As part of the transaction, the Company has a new indirect parent company. In April 2018, the Company's direct parent, Hartford Life International Holding Company ("HLIHC"), was dissolved and the Company became a direct subsidiary of TL. The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. 2. Summary of Significant Accounting Policies Basis of Presentation The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut. A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event. 7

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31: SSAP # F/S Page 2020 2019 2018 Net income 1. TLA state basis $ 47,094,779 $ 396,209,302 $ 65,046,172 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61 4 12,370,401 (42,350,753) (48,356,117) 12,370,401 (42,350,753) (48,356,117) 3. State permitted practices that change NAIC SAP — — — 4. Net SAP (1-2-3=4) 61 4 $ 34,724,378 $ 438,560,055 $ 113,402,289 Surplus 5. TLA state basis $ 621,689,840 $ 979,284,334 $ 1,160,838,596 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61 5 43,673,148 31,302,747 73,653,500 43,673,148 31,302,747 73,653,500 7. State permitted practices that change NAIC SAP — — — 8. NAIC SAP (5-6-7=8) 61 5 $ 578,016,692 $ 947,981,587 $ 1,087,185,096 The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company. The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate. Certain reclassifications have been made to prior year financial information to conform to the current year presentation. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality 8 experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: 7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 9

14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2020 and 2019, the Company had $12,464,067 and $11,141,055, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2020 and 2019 totaled $104,426 and $140,561 respectively, also subject to 100% reinsurance to Prudential. The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2020 is presented below: A. INDIVIDUAL ANNUITIES 10

Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ 5,944,946 $ — $ — $ 5,944,946 0.02 % b. At book value less current surrender charge of 5% or more 1,396,909 — — 1,396,909 0.00 % c. At fair value — — 22,591,170,523 22,591,170,523 79.88 % d. Total with market value adjustment or at fair value (total of 1 through 3) 7,341,855 — 22,591,170,523 22,598,512,378 79.90 % e. At book value without adjustment (minimal or no charge or adjustment) 1,657,706,274 — — 1,657,706,274 5.86% 2. Not subject to discretionary withdrawal 3,705,811,228 — 321,113,726 4,026,924,954 14.24% 3. Total (gross: direct + assumed) 5,370,859,357 — 22,912,284,249 28,283,143,606 100.00% 4. Reinsurance ceded 1,197,764,252 — — 1,197,764,252 5. Total (net) $ 4,173,095,105 $ — $ 22,912,284,249 $ 27,085,379,354 6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date: $ 698,455 $ — $ — $ 698,455 B. GROUP ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more 268 — — 268 0.01 % c. At fair value — — 1,635,254 1,635,254 86.25 % d. Total with market value adjustment or at fair value (total of 1 through 3) 268 — 1,635,254 1,635,522 86.26 % e. At book value without adjustment (minimal or no charge or adjustment) 260,582 — — 260,582 13.74% 2. Not subject to discretionary withdrawal — — — — 0.00% 3. Total (gross: direct + assumed) 260,850 — 1,635,254 1,896,104 100.00% 4. Reinsurance ceded — — — — 5. Total (net) $ 260,850 $ — $ 1,635,254 $ 1,896,104 6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date: $ 134 $ — $ — $ 134 C. DEPOSIT-TYPE CONTRACTS 11

Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more — — — — 0.00 % c. At fair value — — — — 0.00 % d. Total with market value adjustment or at fair value (total of 1 through 3) — — — — 0.00 % e. At book value without adjustment (minimal or no charge or adjustment) 16,586,840 — — 16,586,840 1.66% 2. Not subject to discretionary withdrawal 985,406,069 — — 985,406,069 98.34% 3. Total (gross: direct + assumed) 1,001,992,909 — — 1,001,992,909 100.00% 4. Reinsurance ceded 802,727,992 — — 802,727,992 5. Total (net) $ 199,264,917 $ — $ — $ 199,264,917 6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date: $ — $ — $ — $ — Reconciliation of total annuity actuarial reserves and deposit fund liabilities: F. Life and Accident & Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 4,170,355,040 2. Exhibit 5, Supplementary Contract Section, Total (net) 3,000,915 3. Exhibit 7, Deposit-Type Contracts Section, Total (net) 199,264,917 4. Subtotal 4,372,620,872 Separate Account Annual Statement: — 5. Exhibit 3, Annuities Section, Total (net) 22,913,919,503 6. Exhibit 3, Supplemental Contract Section, Total (net) — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Exhibit 4, Deposit-Type Contracts Section, Total (net) — 11. Subtotal 22,913,919,503 12. Combined total $ 27,286,540,375 An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2020 is presented below: A. General Account 12

Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ 101,316,996 $ 101,316,996 $ 113,357,855 b. Universal Life 902,288,866 883,572,877 951,851,905 c. Universal Life with Secondary Guarantees 4,170,708,344 3,516,674,101 10,067,907,597 d. Indexed Universal Life 388,489,990 353,441,809 440,994,595 e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — 3,274,286 4,560,873 h. Variable Life — — — i. Variable Universal Life 508,160,869 502,158,778 630,446,070 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX 1,125,904,589 b. Accidental Death Benefits XXX XXX 70,420 c. Disability - Active Lives XXX XXX 805,742 d. Disability - Disabled Lives XXX XXX 37,480,051 e. Miscellaneous Reserves XXX XXX 371,315,040 3. Total (gross: direct + assumed) 6,070,965,065 5,360,438,847 13,744,694,737 4. Reinsurance Ceded 5,462,370,647 4,749,413,764 13,086,578,078 5. Total (net) (3) - (4) $ 608,594,418 $ 611,025,083 $ 658,116,659 B. Separate Account with Guarantees Not applicable. C. Separate Account Nonguaranteed Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ — $ — $ — b. Universal Life — — — c. Universal Life with Secondary Guarantees — — — d. Indexed Universal Life — — — e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — — — h. Variable Life — — — i. Variable Universal Life 5,456,014,361 5,456,014,361 5,456,014,361 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX — b. Accidental Death Benefits XXX XXX — c. Disability - Active Lives XXX XXX — d. Disability - Disabled Lives XXX XXX — e. Miscellaneous Reserves XXX XXX — 3. Total (gross: direct + assumed) 5,456,014,361 5,456,014,361 5,456,014,361 4. Reinsurance Ceded — — — 5. Total (net) (3) - (4) $ 5,456,014,361 $ 5,456,014,361 $ 5,456,014,361 13

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 648,119,586 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 70,420 3. Exhibit 5, Disability - Active Lives Section, Total (net) 544,246 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 4,693,869 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,688,538 6. Subtotal 658,116,659 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 $ 5,456,014,361 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 5,456,014,361 11. Combined Total ((6) and (10)) $ 6,114,131,020 Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2020 and 2019. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. 14

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $134,693,701 and $128,507,852 as of December 31, 2020 and 2019, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2020 and 2019 were $101,434,239 and $86,725,788, respectively. The net capital gains captured in the IMR, net of taxes, in 2020, 2019 and 2018 were $23,547,563, $17,318,892 and $196,740,460, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2020, 2019 and 2018 was $8,839,112, $4,762,176 and $11,798,898, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $4,753,109, $2,342,362, and $1,697,596 for the years ended December 31, 2020, 2019 and 2018, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $0 and immaterial for the years ended December 31, 2020, 2019, and 2018. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest 15 income on defaulted loans is recognized when received. As of December 31, 2020, 2019 and 2018, the Company had $0 and immaterial impaired mortgage loans on real estate with related allowances for credit losses, respectively. The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards In 2020, the NAIC adopted SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It was effective January 1. 2020, and there was no impact upon adoption of this guidance. In 2019, the NAIC amended SSAP No. 101R - Income Taxes to reflect the impact of the Federal Tax Cuts and Jobs Act along with clarification to certain admittance guidance for deferred tax assets. It was effective December 31, 2019, and there was no material impact to the Company. In 2019, the NAIC adopted revisions drafted by the Life Actuarial Task Force to Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guideline XLIII CARVM for Variable Annuities ("AG 43") which provided comprehensive updates to the CARVM. The revisions adopted to VM-21 and AG 43 represented an accounting change that must be recognized as a change in valuation basis under SSAP No. 51R-Life contracts. They were effective January 1, 2020 with early adoption permitted in 2019. As of December 31, 2019, the Company early adopted the valuation changes under AG 43. The impact of this valuation basis change is a decrease to Aggregate reserves for future benefits on the Statements of Admitted Assets, Liabilities and Capital and Surplus with a corresponding increase to surplus of approximately $57 million recorded through Change in reserve on account of change in valuation basis on the Statements of Changes in Capital and Surplus. . Recently Issued Accounting Standards In 2020, the NAIC adopted revisions to SSAP No. 86 – Derivatives to ensure reporting consistency for derivatives with financing components. The Company is adopting these revisions effective January 1, 2021 as required by the guidance. The revised guidance requires reporting derivatives gross of any amounts owed to/from the reporting entity from the acquisition or writing of the derivative (derivative premiums payable and receivable). Upon adoption, the Company will separately report derivative premiums payable and receivable as components of Receivables from 16 securities and Payables for securities reflecting amounts currently netted in Derivatives assets and Derivatives liabilities for derivatives which include financing components. In 2020, the NAIC revised SSAP No. 32 – Preferred Stock to update definitions, measurement, and impairment guidance for preferred stock. Adoption of this guidance will modify the measurement of the Company’s perpetual preferred stock with NAIC ratings 1-3 from amortized cost to fair value. This is effective January 1, 2021 with early adoption permitted in 2020. The Company will adopt this guidance in 2021, and the impact is not expected to be material to the Company. Other Items The continuing impact of the outbreak of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the ongoing COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, further actions regulators may take in response to the COVID-19 public health crisis could impact financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot fully quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods. The Company has reviewed COVID-19 related Interpretations from the Statutory Accounting Principles Working Group of the NAIC. These interpretations as well as relief granted to customers to date have not had a material impact on the Company's financial condition or results of operations. 3. Investments a. Components of Net Investment Income For the years ended December 31, 2020 2019 2018 Interest income from bonds and short-term investments $ 202,263,088 $ 231,450,496 $ 264,518,658 Interest income from contract loans 21,301 20,252 20,829 Interest income from mortgage loans on real estate 35,916,257 35,594,062 37,918,981 Interest and dividends from other investments 55,558,698 59,346,788 33,676,191 Gross investment income 293,759,344 326,411,598 336,134,659 Less: Investment expenses 8,760,313 10,970,334 13,781,665 Net investment income $ 284,999,031 $ 315,441,264 $ 322,352,994 b. Components of Net Unrealized Capital Gains (Losses) on Bonds and Short-Term Investments As of December 31, 2020 2019 2018 Gross unrealized capital gains $ 887,075,048 $ 591,942,713 $ 241,992,681 Gross unrealized capital losses (16,012,457) (4,685,798) (97,096,315) Net unrealized capital gains 871,062,591 587,256,915 144,896,366 Balance, beginning of year 587,256,915 144,896,366 196,048,791 Change in net unrealized capital gains on bonds and and short-term investments $ 283,805,676 $ 442,360,549 $ (51,152,425) 17

c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2020 2019 2018 Gross unrealized capital gains $ 1,596,079 $ 255,465 $ 1,220 Gross unrealized capital losses (722,344) (722,344) (10,587,132) Net unrealized capital losses 873,735 (466,879) (10,585,912) Balance, beginning of year (466,879) (10,585,912) 675,462 Change in net unrealized capital gains/losses on common and preferred stocks $ 1,340,614 $ 10,119,033 $ (11,261,374) d. Components of Net Realized Capital Losses For the years ended December 31, 2020 2019 2018 Bonds and short-term investments $ 27,189,610 $ 18,951,747 $ 254,551,396 Common stocks - unaffiliated 416,065 635,615 784,151 Common stocks - affiliated — — — Preferred stocks - unaffiliated — (6,485,136) Mortgage loans on real estate (267,727) — 8,893,521 Derivatives (336,036,158) (9,331,820) (114,299,382) Other invested assets (15,076,014) (1,199,430) 7,816,673 Net realized capital losses (323,774,224) 9,056,112 151,261,223 Capital loss tax expense 8,227,481 4,097,605 70,177,864 Net realized capital losses, after tax (332,001,705) 4,958,507 81,083,359 Less: Amounts transferred to IMR 23,547,563 17,318,892 196,740,460 Net realized capital losses, after tax $ (355,549,268) $ (12,360,385) $ (115,657,101) The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls): For the years ended December 31, 2020 2019 2018 Bonds and short-term investments Sale proceeds $ 3,816,539,619 $ 2,663,531,389 $ 4,264,689,399 Gross realized capital gains on sales 39,643,954 29,294,580 279,198,476 Gross realized capital losses on sales (9,885,348) (8,277,399) (22,391,012) Unaffiliated common and preferred stock Sale proceeds 7,898,339 65,987,575 22,224,017 Gross realized capital gains on sales 123,844 2,583,992 1,349,154 Gross realized capital losses on sales (111,635) (1,948,376) (565,003) Additionally, for the years ended December 31, 2020, 2019 and 2018, there was $1,310,006, $4,133,978 and $1,467,972 of investment income generated on 17, 23 and 21 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features. 18

e. Investments - Derivative Instruments Overview The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. 19

Strategies The notional value, fair value, and carrying value of derivative instruments used during the years 2020 and 2019 are disclosed in the table presented below. During the years 2020 and 2019, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2020 and 2019, the average fair values for derivatives held for other investment and/or risk management activities were $11,923,396 and $3,163,467, respectively. The Company did not have any unrealized gains or losses during 2020 and 2019 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. (Amounts in thousands) As of December 31, 2020 As of December 31, 2019 Derivative type by strategy Notional Value Fair Value Carrying Value Notional Value Fair Value Carrying Value Cash flow hedges Foreign currency swaps $ 24,232 $ (1,655) $ (1,900) $ 27,025 $ (154) $ (405) Replication transactions Interest rate swaps 200,000 24,910 — 200,000 (964) — Other investment and/or Risk Management activities GMWB hedging derivatives — — — 4,876,660 62,686 62,686 Interest rate swaps and swaptions 69,188 (28) (28) — — — Interest rate swaps - offsetting 371,110 (2,228) (2,228) 371,110 (6,371) (6,371) Macro hedge program 15,256,123 (237,548) (237,548) 13,873,416 (73,961) (73,961) Total $ 15,920,653 $ (216,549) $ (241,704) $ 19,348,211 $ (18,764) $ (18,051) Cash Flow Hedges Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates. Replication Transactions Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. Other Investment and/or Risk Management Activities The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities. (Amounts in thousands) Realized Gains (Losses) By strategy For the year ended December 31, 2020 For the year ended December 31, 2019 For the year ended December 31, 2018 Credit default swaps $ 6,364 $ 38 $ — Credit default swaps - offsetting — — (95) Foreign currency swaps and forwards — (15) (5,292) GMWB hedging derivatives 56,925 20,484 (56,795) Equity index swaps, options, and futures (3) — — Interest rate swaps and swaptions — 3,508 (5) Macro hedge program (396,152) (34,377) (49,614) Total $ (332,866) $ (10,362) $ (111,801) Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. 20

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non- reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products. Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract. Credit Risk Assumed through Credit Derivatives The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2020, the Company did not hold any credit derivatives that assume credit risk. The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2019: (Amounts in thousands) Underlying Referenced Credit Obligation(s) Credit Derivative type by derivative risk exposure Notional Amount [2] Fair Value Carrying Value Weighted Average Years to Maturity Type Average Credit Rating [1] Offsetting Notional Amount [3] Offsetting Fair Value [3] Offsetting Carrying Value [3] Single name credit default swaps Investment grade risk exposure $ 33,800 $ 339 $ 775 2 years Corporate Credit/ Foreign Gov. AA+ $ — $ — $ — Basket credit default swaps [4] Investment grade risk exposure 50,000 277 898 1 year Corporate Credit AAA- — — — Total $ 83,800 $ 616 $ 1,673 $ — $ — $ — 21

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used. [2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses. [3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap. [4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2020, 2019, and 2018, the Company had no losses on derivative instruments due to counterparty nonperformance. f. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2020 and 2019, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus. 22

g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2020 Value Gains Losses Value U.S. government and government agencies and authorities Guaranteed and sponsored - excluding asset-backed $ 363,371,018 $ 97,671,877 $ (5,513,737) $ 455,529,158 Guaranteed and sponsored - asset-backed 220,335,088 10,941,438 (835,171) 230,441,355 States, municipalities and political subdivisions 278,475,288 72,123,925 — 350,599,213 International governments 81,781,745 11,602,622 — 93,384,367 All other corporate - excluding asset-backed 2,613,809,343 653,452,810 (4,176,783) 3,263,085,370 All other corporate - asset-backed 988,235,052 36,158,618 (5,462,609) 1,018,931,061 Hybrid securities 25,079,899 5,113,182 — 30,193,081 Cash equivalents and short-term investments 266,053,791 10,576 (24,157) 266,040,210 Total bonds, cash equivalents and short-term investments $ 4,837,141,224 $ 887,075,048 $ (16,012,457) $ 5,708,203,815 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2020 Cost Gains Losses Value Common stocks - unaffiliated $ 7,787,445 $ 1,160,967 $ (722,344) $ 8,226,068 Common stocks - affiliated 7,300,225 276,097 — 7,576,322 Total common stocks $ 15,087,670 $ 1,437,064 $ (722,344) $ 15,802,390 Gross Gross Estimated Preferred Stocks Statement Unrealized Unrealized Fair As of December 31, 2020 Value Gains Losses Value Preferred stocks - unaffiliated $ 6,639,285 $ 159,015 $ — $ 6,798,300 Total preferred stocks $ 6,639,285 $ 159,015 $ — $ 6,798,300 Gross Gross Estimated Bonds and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2019 Value Gains Losses Value U.S. government and government agencies and authorities: Guaranteed and sponsored - excluding asset-backed $ 255,268,997 $ 56,687,436 $ (3,152) $ 311,953,281 Guaranteed and sponsored - asset-backed 243,979,128 7,448,916 (377,430) 251,050,614 States, municipalities and political subdivisions 283,614,050 50,069,514 (17,631) 333,665,933 International governments 121,297,334 9,844,043 (10,050) 131,131,327 All other corporate - excluding asset-backed 2,721,763,447 440,023,514 (2,065,048) 3,159,721,913 All other corporate - asset-backed 906,485,109 23,998,693 (2,171,726) 928,312,076 Hybrid securities 16,751,250 3,846,775 — 20,598,025 Cash equivalents and short-term investments 294,962,108 23,822 (40,762) 294,945,168 Total bonds and short-term investments $ 4,844,121,423 $ 591,942,713 $ (4,685,799) $ 5,431,378,337 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2019 Cost Gains Losses Value Common stocks - unaffiliated $ 2,683,644 $ — $ (722,344) $ 1,961,300 Common stocks - affiliated 7,300,225 247,814 — 7,548,039 Total common stocks $ 9,983,869 $ 247,814 $ (722,344) $ 9,509,339 23

Gross Gross Estimated Preferred Stocks Statement Unrealized Unrealized Fair As of December 31, 2019 Value Gains Losses Value Preferred stocks - unaffiliated $ 2,272,049 $ 7,651 $ — $ 2,279,700 Total preferred stocks $ 2,272,049 $ 7,651 $ — $ 2,279,700 The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2020 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates. Statement Estimated Maturity Value Fair Value Due in one year or less $ 529,384,254 $ 533,402,978 Due after one year through five years 1,191,249,209 1,238,908,854 Due after five years through ten years 1,030,374,710 1,183,284,978 Due after ten years 2,086,133,051 2,748,334,288 Total $ 4,837,141,224 $ 5,703,931,098 At December 31, 2020 and 2019, securities with a statement value of $4,144,462 and $4,144,366, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business. h. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 4.77% and 3.00% for loans during 2020 and had a maximum and minimum lending rate of 5.72% and 3.20% during 2019. During 2020 and 2019, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2020 and 2019, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.5% and 69.7%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2020 and 2019, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2020 and 2019, there were $0 and immaterial amounts of impaired loans with $0 and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also $0 and immaterial, respectively. i. Restructured Debt in which the Company is a Creditor The Company had no recorded investments in restructered loans, as of December 31, 2020 and 2019, respectively. j. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $15,018,180, $1,923,072 and $6,485,136 for the years ended December 31, 2020, 2019 and 2018, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than- temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment. k. Repurchase Agreements and Other Collateral Transactions 24

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020, the fair value and amortized cost of the US. goverment securities transferred were $162,067,181 and 110,202,238 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $158,756,325 with a contractual maturity less than one year as of December 31, 2020. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $158,756,325 with a maturity date less than 360 as of December 31, 2020. As of December 31, 2019, the Company had no outstanding repurchase agreements. The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2020 and 2019, was $8,529,737 and $2,955,307, respectively, with a fair value of $8,508,412 and $2,952,351, respectively. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2020 and 2019, securities pledged of $287,378,566 and $130,276,878, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $39,666,465 and $34,309,079, respectively, as of December 31, 2020 and 2019, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020 and 2019, the Company accepted cash collateral associated with derivative instruments with a statement value of $93,719,979 and $170,792,087, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2020 and 2019 of $0 and $9,269,217, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2020 and 2019, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2020 and 2019, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. 25

l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2020 and 2019. The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2020 and 2019: December 31, 2020 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 111,452 $ 105,938 $ (5,514) $ — $ — $ — $ 111,452 $ 105,938 $ (5,514) Guaranteed & sponsored - asset-backed 37,719 36,906 (813) 442 420 (22) 38,161 37,326 (835) All other corporate - excluding asset-backed 54,299 50,412 (3,887) 2,314 2,024 (290) 56,613 52,436 (4,177) All other corporate - asset-backed 150,376 145,745 (4,631) 99,044 98,213 (831) 249,420 243,958 (5,462) Short-term investments 17,558 17,534 (24) — — — 17,558 17,534 (24) Total fixed maturities 371,404 356,535 (14,869) 101,800 100,657 (1,143) 473,204 457,192 (16,012) Common stock-unaffiliated — — — 722 — (722) 722 — (722) Total stocks — — — 722 — (722) 722 — (722) Total securities $ 371,404 $ 356,535 $ (14,869) $ 102,522 $ 100,657 $ (1,865) $ 473,926 $ 457,192 $ (16,734) December 31, 2019 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ — $ — $ — $ 3,189 $ 3,186 $ (3) $ 3,189 $ 3,186 $ (3) Guaranteed & sponsored - asset-backed 19,037 18,713 (324) 4,240 4,187 (53) 23,277 22,900 (377) States, municipalities & political subdivisions 7,805 7,787 (18) — — — 7,805 7,787 (18) International governments 1,914 1,904 (10) — — — 1,914 1,904 (10) All other corporate - excluding asset-backed 46,654 46,298 (356) 24,761 23,052 (1,709) 71,415 69,350 (2,065) All other corporate - asset-backed 115,474 114,787 (687) 140,534 139,049 (1,485) 256,008 253,836 (2,172) Short-term investments 88,116 88,075 (41) — — — 88,116 88,075 (41) Total fixed maturities 279,000 277,564 (1,436) 172,724 169,474 (3,250) 451,724 447,038 (4,686) Common stock-unaffiliated — — — 722 — (722) 722 — (722) Total stocks — — — 722 — (722) 722 — (722) Total securities $ 279,000 $ 277,564 $ (1,436) $ 173,446 $ 169,474 $ (3,972) $ 452,446 $ 447,038 $ (5,408) As of December 31, 2020, fixed maturities, comprised of 103 securities, accounted for approximately 96% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, commercial mortgage- back securities, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2020, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2020 was primarily attributable to widening credit spreads on higher yielding corporate securities and asset-backed securities. Most of the securities depressed for twelve months or more primarily related to collateralized loan obligations and corporate securities concentrated in the energy sector. Collateralized loan obligations were primarily depressed because current market spreads are wider than spreads at the securities respective purchase dates. Corporate securities were depressed because of an 26 increase in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2020, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2020. As of December 31, 2019, fixed maturities, comprised of 145 securities, accounted for approximately 87% of the Company’s total unrealized loss amount. The securities were primarily related to collateralized debt obligations securities, corporate securities concentrated in the energy sector, and commercial mortgage-backed securities. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2019, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to tighter credit spreads. m. Loan-backed and Structured Securities OTTI For the years ended December 31, 2020, 2019 and 2018, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. n. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2020 and 2019. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3) Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to 27 determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2020 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value All other corporate bonds – asset-backed $ — $ — $ 1 $ — $ 1 Common stocks - unaffiliated 6,665 — 1,561 — 8,226 Cash equivalents 156,240 — — — 156,240 Total bonds and stocks 162,905 — 1,562 — 164,467 Derivative assets Interest rate derivatives — 6,056 — — 6,056 Macro hedge program — 47,962 142,247 — 190,209 Total derivative assets — 54,018 142,247 — 196,265 Separate Account assets [1] 28,421,105 — — — 28,421,105 Total assets accounted for at fair value $ 28,584,010 $ 54,018 $ 143,809 $ — $ 28,781,837 b. Liabilities accounted for at fair value Derivative liabilities Foreign exchange derivatives $ — $ (1,900) $ — $ — (1,900) Interest rate derivatives — (8,312) — — (8,312) Macro hedge program — (38,732) (389,025) — (427,757) Total liabilities accounted for at fair value $ — $ (48,944) $ (389,025) $ — $ (437,969) [1] Excludes approximately $9.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements). 28

As of December 31, 2019 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value All other corporate bonds – asset-backed $ — $ — $ 8 — $ 8 Common stocks - unaffiliated 8,128 — 1,961 — 10,089 Cash equivalents 91,245 — — — 91,245 Total bonds and stocks 99,373 — 1,969 — 101,342 Derivative assets Interest rate derivatives — 2,916 — — 2,916 Foreign exchange derivatives — 82 — — 82 GMWB hedging instruments — 54,452 23,268 — 77,720 Macro hedge program — — 80,986 — 80,986 Total derivative assets — 57,450 104,254 — 161,704 Separate Account assets [1] 27,235,285 — — — 27,235,285 Total assets accounted for at fair value $ 27,334,658 $ 57,450 $ 106,223 $ — $ 27,498,331 b. Liabilities accounted for at fair value Derivative liabilities Foreign exchange derivatives — (487) — — (487) Interest rate derivatives — (9,287) — — (9,287) GMWB hedging instruments — (13,278) (1,756) — (15,034) Macro hedge program — — (154,947) — (154,947) Total liabilities accounted for at fair value $ — $ (23,052) $ (156,703) $ — $ (179,755) [1] Excludes approximately $8.5 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross- functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes. 29

In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. Bonds and Stocks The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager. The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services 30 are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable. State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements. 31

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves. Equity derivatives - Primary inputs include equity index levels. Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits. Separate Account assets Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2020 and December 31, 2019, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations. (Amounts in thousands) December 31, 2020 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Equity options [2] 246,778 Option model Equity volatility —% 53% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. (Amounts in thousands) December 31, 2019 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] GMWB hedging instruments Equity options $ 78 Option model Equity volatility 37% 39% Increase Customized swaps 21,434 Discounted cash flows Equity volatility 11% 23% Increase Macro hedge program Equity options [2] (74,333) Option model Equity volatility 11% 35% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. 32

[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2020 and 2019, no significant adjustments were made by the Company to broker prices received. Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2020 and 2019: Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan.1, 2020 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2020 Assets All other corporate bonds – asset-backed $ 8 $ — $ — $ — $ 19 $ — $ — $ (26) $ 1 Common stocks - unaffiliated 1,961 — — — — 7 (407) — 1,561 Total bonds and stocks 1,969 — — — 19 7 (407) (26) 1,562 Derivatives GMWB hedging instruments 21,512 — — — (21,512) — — — — Total derivatives [3] 21,512 — — — (21,512) — — — — Total assets $ 23,481 $ — $ — $ — $ (21,493) $ 7 $ (407) $ (26) $ 1,562 Liabilities Derivatives Macro hedge program $ (73,961) $ — $ — $ (191,158) $ 251,472 $ (69,653) $ — $ (163,478) $ (246,778) Total derivatives (3) (73,961) — — (191,158) 251,472 (69,653) — (163,478) (246,778) Total liabilities $ (73,961) $ — $ — $ (191,158) $ 251,472 $ (69,653) $ — $ (163,478) $ (246,778) [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2019 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2019 Assets All other corporate bonds – asset-backed $ 44 $ — $ — $ — $ 3 $ — $ — $ (39) $ 8 Common stocks - unaffiliated 3,409 — — — — — (1,448) — 1,961 Total bonds and stocks 3,453 — — — 3 — (1,448) (39) 1,969 Derivatives GMWB hedging instruments 21,489 — — — 23 — — — 21,512 Macro hedge program 199,257 — — (1,472) (273,518) 1,852 — (80) (73,961) Total derivatives [3] 220,746 — — (1,472) (273,495) 1,852 — (80) (52,449) Total assets $ 224,199 $ — $ — $ (1,472) $ (273,492) $ 1,852 $ (1,448) $ (119) $ (50,480) [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. 33

[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Fair Values for All Financial Instruments by Levels 1, 2 and 3 The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy. (Amounts in thousands) December 31, 2020 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value (NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 5,442,164 $ 4,571,087 $ 5,220,741 $ 221,423 $ — $ — Preferred stocks - unaffiliated 6,798 6,639 — 6,798 — — — Common stocks - unaffiliated 8,226 8,226 6,665 — 1,561 — — Mortgage loans 815,453 766,623 — — 815,453 — — Cash, cash equivalents and short-term investments - unaffiliated 289,838 289,851 259,308 22,022 8,508 — — Derivative related assets 220,861 196,265 — 78,614 142,247 — — Contract loans 95,042 95,042 — — 95,042 — — Surplus debentures 49,059 36,401 — 41,566 7,493 — — Low-income housing tax credits 150 150 — — 150 — — Separate Account assets [1] 28,421,105 28,421,105 28,421,105 — — — — Total assets $ 35,348,696 $ 34,391,389 $ 28,687,078 $ 5,369,741 $ 1,291,877 $ — $ — Liabilities Liability for deposit-type contracts $ (199,265) $ (199,265) $ — $ — $ (199,265) $ — $ — Derivative related liabilities (437,410) $ (437,969) — (48,385) (389,025) — — Separate Account liabilities (28,421,105) (28,421,105) (28,421,105) — — — — Total liabilities $ (29,057,780) $ (29,058,339) $ (28,421,105) $ (48,385) $ (588,290) $ — $ — [1] Excludes approximately $9.2 million, at December 31, 2020, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. 34

(Amounts in thousands) December 31, 2019 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value(NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 5,130,735 $ 4,549,159 $ — $ 4,977,498 $ 153,237 $ — $ — Preferred stocks - unaffiliated 2,280 2,272 — 2,280 — — — Common stocks - unaffiliated 10,445 10,445 — — 10,445 — — Mortgage loans 876,744 843,321 — — 876,744 — — Cash, cash equivalents and short-term investments - unaffiliated 409,603 409,620 208,839 197,812 2,952 — — Derivative related assets 164,205 161,704 — 59,951 104,254 — — Contract loans 99,926 99,926 — — 99,926 — — Surplus debentures 47,623 36,481 — 41,144 6,479 — — Low-income housing tax credits 285 285 — — 285 — — Separate Account assets [1] 27,235,285 27,235,285 27,235,285 — — — — Total assets $ 33,977,131 $ 33,348,498 $ 27,444,124 $ 5,278,685 $ 1,254,322 $ — $ — Liabilities Liability for deposit-type contracts $ (204,233) $ (216,142) $ — $ — $ (204,233) $ — $ — Derivative related liabilities (182,969) (179,755) — (26,266) (156,703) — — Separate Account liabilities (27,235,285) (27,235,285) (27,235,285) — — — — Total liabilities $ (27,622,487) $ (27,631,182) $ (27,235,285) $ (26,266) $ (360,936) $ — $ — [1] Excludes approximately $8.5 million, at December 31, 2019, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of cash, cash equivalents and short-term investments approximates fair value. Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans. The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values. The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans. At December 31, 2020 and 2019 the Company had no investments where it was not practicable to estimate fair value. 5. Income Taxes A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows: 1 2020 Ordinary Capital Total (a) Gross DTA $ 160,161,099 $ 9,082,789 $ 169,243,888 (b) Statutory valuation allowance adjustments — (c) Adjusted gross DTA 160,161,099 9,082,789 169,243,888 (d) Deferred tax assets nonadmitted 23,214,741 152,217 23,366,958 (e) Subtotal net admitted deferred tax assets 136,946,358 8,930,572 145,876,930 (f) Deferred tax liabilities 30,360,608 35,980,322 66,340,930 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 106,585,750 $ (27,049,750) $ 79,536,000 35

2 2020 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 70,605,428 8,930,572 79,536,000 (1) DTAs expected to be realized after the balance sheet date 70,605,428 8,930,572 79,536,000 (2) DTAs allowed per limitation threshold XXX XXX 81,323,076 (c) DTAs offset against DTLs 66,340,930 — 66,340,930 (d) DTAs admitted as a result of application of SSAP No. 101 $ 136,946,358 $ 8,930,572 $ 145,876,930 3 (a) Ratio % used to determine recovery period and threshold limitation 578% (b) Adjusted capital and surplus used to determine 2(b) thresholds 542,153,840 4 2020 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 160,161,099 $ 9,082,789 (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies 19% 0% (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 136,946,358 $ 8,930,572 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 25% 100% (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 2019 Ordinary Capital Total (a) Gross DTA $ 207,778,489 $ 8,179,224 $ 215,957,713 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 207,778,489 8,179,224 215,957,713 (d) Deferred tax assets nonadmitted 53,378,986 — 53,378,986 (e) Subtotal net admitted deferred tax assets 154,399,503 8,179,224 162,578,727 (f) Deferred tax liabilities 8,316,939 26,529,049 34,845,988 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 146,082,564 $ (18,349,825) $ 127,732,739 2 2019 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 119,553,515 8,179,224 127,732,739 (1) DTAs expected to be realized after the balance sheet date 128,611,519 8,179,224 136,790,743 (2) DTAs allowed per limitation threshold XXX XXX 151,307,353 (c) DTAs offset against DTLs 34,845,988 — 34,845,988 (d) DTAs admitted as a result of application of SSAP No. 101 $ 154,399,503 $ 8,179,224 $ 162,578,727 3 (a) Ratio % used to determine recovery period and threshold limitation 990% (b) Adjusted capital and surplus used to determine 2(b) thresholds 851,551,595 36

4 2019 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 207,778,489 $ 8,179,224 (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies 16% 24% (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 154,399,503 $ 8,179,224 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 17% 100% (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 Change During 2020 Ordinary Capital Total (a) Gross DTA $ (47,617,390) $ 903,565 $ (46,713,825) (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA (47,617,390) 903,565 (46,713,825) (d) Deferred tax assets nonadmitted (30,164,245) 152,217 (30,012,028) (e) Subtotal net admitted deferred tax assets (17,453,145) 751,348 (16,701,797) (f) Deferred tax liabilities 22,043,669 9,451,273 31,494,942 (g) Net admitted deferred tax asset/(net deferred tax liability) $ (39,496,814) $ (8,699,925) $ (48,196,739) 2 Change During 2020 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized (48,948,087) 751,348 (48,196,739) (1) DTAs expected to be realized after the balance sheet date (58,006,091) 751,348 (57,254,743) (2) DTAs allowed per limitation threshold XXX XXX — (c) DTAs offset against DTLs 31,494,942 — 31,494,942 (d) DTAs admitted as a result of application of SSAP No. 101 $ (17,453,145) $ 751,348 $ (16,701,797) 3 (a) Ratio % used to determine recovery period and threshold limitation (41,155) % (b) Adjusted capital and surplus used to determine 2(b) thresholds (309,397,755) 4 Change During 2020 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ (47,617,390) $ 903,565 (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies 3% (24) % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ (17,453,145) $ 751,348 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 8% 0 % B. DTLs are not recognized for the following amounts: Not Applicable. C. Significant Components of Income Taxes Incurred 37

1. The components of current income tax (benefit)/expense are as follows: 2020 2019 Change (a) Federal $ (65,215,649) $ (27,159,346) $ (38,056,303) (b) Foreign — — — (c) Subtotal (65,215,649) (27,159,346) (38,056,303) (d) Federal income tax on net capital gains 8,227,481 4,097,605 4,129,876 (e) Utilization of capital loss carryforwards — — — (f) Other — — — (g) Federal and foreign income taxes incurred $ (56,988,168) $ (23,061,741) $ (33,926,427) 2. The main components of the period end deferred tax amounts and the change in those components are as follows: 2020 2019 Change DTA: Ordinary Policyholder reserves $ 44,070,724 $ 47,790,680 $ (3,719,956) Deferred acquisition costs 64,070,309 51,599,427 12,470,882 Compensation and benefits 2,067,883 1,860,241 207,642 Investments 8,237,019 3,227,758 5,009,261 Net operating loss carryforward 25,474,445 91,720,657 (66,246,212) Tax credit carryforward 10,245,603 5,641,743 4,603,860 Other 5,995,116 5,937,983 57,133 Subtotal: DTA Ordinary 160,161,099 207,778,489 (47,617,390) Ordinary statutory valuation allowance — — — Total adjusted gross ordinary DTA 160,161,099 207,778,489 (47,617,390) Nonadmitted ordinary DTA 23,214,741 53,378,986 (30,164,245) Admitted ordinary DTA 136,946,358 154,399,503 (17,453,145) DTA: Capital Investments 9,082,789 8,179,224 903,565 Subtotal: DTA Capital 9,082,789 8,179,224 903,565 Capital statutory valuation allowance — — Total adjusted gross capital DTA 9,082,789 8,179,224 903,565 Nonadmitted capital DTA 152,217 — 152,217 Admitted capital DTA 8,930,572 8,179,224 751,348 Total Admitted DTA $ 145,876,930 $ 162,578,727 $ (16,701,797) DTL: Ordinary Investments $ 24,815,982 $ — $ 24,815,982 Deferred and uncollected premium — — — Policyholder reserves 5,544,626 8,316,939 (2,772,313) Other — — — Gross DTL ordinary 30,360,608 8,316,939 22,043,669 DTL: Capital Investments 35,980,322 26,529,049 9,451,273 Other — — — Gross DTL capital 35,980,322 26,529,049 9,451,273 Total DTL 66,340,930 34,845,988 31,494,942 Net adjusted DTA/(DTL) $ 79,536,000 $ 127,732,739 $ (48,196,739) Adjust for the change in deferred tax on unrealized gains/losses 8,995,158 Adjust for the change in nonadmitted deferred tax (30,012,028) Adjusted change in net deferred Income Tax $ (69,213,609) 38

D. Reconciliation of federal income tax rate to actual effective rate: The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows: % of Pre-tax % of Pre-tax % of Pre-tax 2020 income 2019 income 2018 income Tax effect $ (9,893,389) Tax effect $ 373,147,559 Tax effect $ 102,581,087 Statutory tax $ (2,077,612) 21.00% $ 78,360,987 21.00% $ 21,542,028 21.00 % Tax preferred investments (11,683,415) 118.09% (15,155,890) (4.06) % (97,684,555) (95.23) % Interest maintenance reserve 3,088,775 (31.22) % 2,636,910 0.71% 11,294,233 11.01 % Amortization of inception gain (4,974,717) 50.28% (4,974,717) (1.33) % (4,974,717) (4.85) % VA Hedge Reclass 6,485,579 (65.55) % (69,620,431) (18.66) % 36,663,594 35.74 % Additional actuarial reserve — — % 11,948,337 3.20% — — % Prior period adjustments 24,756,222 (250.23) % 4,362,507 1.17% 46,412,127 45.24 % Tax Reform — — % — — % (664,934) (0.65) % Change in deferred tax on non-admitted assets (76,362) 0.77% 655,045 0.18% (1,463,302) (1.43) % Intercompany settlement of DTA — — % — — % 267,104,472 260.38 % Foreign related investments (3,476,000) 35.13% (3,160,000) (0.85) % — — % All other 182,971 (1.85) % 84,922 2.00% (7,014,807) (6.82) % Total statutory income tax 12,225,441 (123.58) % 5,137,670 1.38% 271,214,139 264.39 % Federal and foreign income taxes incurred (56,988,168) 576.02% (23,061,741) (6.18) % 37,534,914 36.59 % Change in net deferred income taxes 69,213,609 (699.60) % 28,199,411 7.56% 233,679,225 227.80 % Total statutory income tax $ 12,225,441 (123.58) % $ 5,137,670 1.38% $ 271,214,139 264.39 % E. Operating loss and tax credit carryforwards and protective tax deposits 1. At December 31, 2020, the Company had $121,306,880 of net operating loss carryforwards which expire between 2028 and 2030, and $10,245,603 of foreign tax credit carryovers which expire between 2028 and 2030. 2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are: 2020 — 2019 — 2018 — 3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2020. F. Consolidated Federal Income Tax Return 1. The Company’s federal income tax return is consolidated within TL’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities: Talcott Resolution Life Insurance Company Talcott Resolution Life and Annuity Insurance Company American Maturity Life Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. 39

6. Reinsurance The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $62,741,182 and $18,544,854 respectively, as of December 31, 2020 and $55,758,749 and $8,346,847 respectively, as of December 31, 2019. The effect of reinsurance as of and for the years ended December 31 is summarized as follows: 2020 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,554,505,102 $ 881,152,754 $ (14,570,720,964) $ 4,864,936,892 Liability for deposit-type contracts 1,001,789,492 211,245 (802,735,820) 199,264,917 Policy and contract claim liabilities 238,345,043 25,774,263 (235,999,674) 28,119,632 Premium and annuity considerations 880,100,276 83,906,116 (828,502,897) 135,503,495 Death, annuity, disability and other benefits 1,475,763,618 116,452,362 (1,280,400,605) 311,815,375 Surrenders and other fund withdrawals 2,805,063,678 174,708,943 (424,779,670) 2,554,992,951 2019 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,147,479,094 $ 911,775,436 $ (14,086,416,027) $ 4,972,838,503 Liability for deposit-type contracts 1,100,972,887 1,581,507 (886,412,156) 216,142,238 Policy and contract claim liabilities 212,998,764 21,177,790 (210,465,997) 23,710,557 Premium and annuity considerations 929,895,496 86,020,928 (895,909,672) 120,006,752 Death, annuity, disability and other benefits 1,439,811,752 124,279,834 (1,275,376,109) 288,715,477 Surrenders and other fund withdrawals 3,387,486,154 182,415,714 (472,619,284) 3,097,282,584 2018 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,158,158,608 $ 945,895,582 $ (13,870,725,332) $ 5,233,328,858 Liability for deposit-type contracts 1,204,076,689 247,955,369 (976,688,549) 475,343,509 Policy and contract claim liabilities 152,006,971 25,022,229 (149,662,542) 27,366,658 Premium and annuity considerations 1,026,148,635 90,521,601 (2,735,139,940) (1,618,469,704) Death, annuity, disability and other benefits 1,263,080,747 107,257,969 (1,027,017,105) 343,321,611 Surrenders and other fund withdrawals 3,898,586,530 175,281,904 (526,234,814) 3,547,633,620 a. External reinsurance Immediately following the close of the Talcott Resolution sale transaction (see Note 1), the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. Pursuant to the reinsurance agreements, the Company ceded, on an 85% quota share basis, the Company’s variable and fixed payout annuity contracts and period certain structured settlement contracts. Additionally, standard lives structured settlement contracts were ceded on a 75% quota share basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included the transfer of reserves, deposit liabilities and IMR totaling approximately $2.5 billion, offset by cash and invested assets totaling $2.7 billion at market value. The Company realized gains of $258 million and received a ceding commission of $141 million, before tax. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2020 and 2019, respectively. The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2020, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively 40 monitored, are as follows: reserve credits totaling $13.3 billion for Prudential Financial Inc. ("Prudential") offset by $12.1 billion of market value of assets held in trust, for a net exposure of $1.2 billion. In addition, reserve credits totaling $2.0 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.5 billion of market value of assets held in trust, for no net exposure. As of December 31, 2019, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $12.7 billion for Prudential offset by $10.8 billion of market value of assets held in trust, for a net exposure of $1.9 billion. In addition, reserve credits totaling $2.2 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for no net exposure. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $43,673,148 in 2020, an increase of $12,370,401 from the 2019 balance of $31,302,747. The total amount of reinsurance credits taken for this agreement was $55,282,466 in 2020, an increase of $15,658,736 from the 2019 balance of $39,623,730. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $19.0 million for 2020, 2019 and 2018, respectively. b. Reinsurance Assumed from Affiliates TL and TLA received approval from the State of Connecticut Department of Insurance in January 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Pursuant to this agreement, TL transferred approximately $4.6 billion of reserves and $0.1 billion of associated IMR liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to TLA. This assumption reinsurance transaction was considered a non- economic transaction and TLA and TL received no material impacts to surplus as a result of this transaction. Assumption reinsurance is reported as direct reserves in the table above. 7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The Company reported $0 and $176 as receivables from parent, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. The Company reported $10,779,853 and $131,359,329 as payable to parents, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. Amounts are settled in accordance with terms of the agreements. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2020 and 2019. As part of the Talcott Resolution sale transaction (see Note 1), the Company funded a pre-closing return of capital to TL totaling $309.5 million. This return of capital included amounts that HHI paid to the Company and its affiliated for certain assets that were transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. In 41 addition, as part of the agreement, HHI reimbursed the Company for leakage as defined in the agreement be contributing capital totaling $37.6 million to the Company before closing. On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent. On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to TL. TLA paid the dividend on September 17, 2019. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits As of June 1, 2018, Talcott Resolution Life Insurance Company adopted a investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2020 and 2019 were immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2020 and 2019. 9. Debt The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common and preferred stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020 and 2019, there were no advances outstanding. State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2020 and 2019, the Company's pledge limits were $155 million and $245 million. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock. FHLB Capital Stock - Aggregate Totals As of December 31, 2020 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A $ — — — b. Membership Stock - Class B 1,560,700 1,560,700 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 1,560,700 1,560,700 — f. Actual or estimated borrowing capacity as determined by the insurer $ 155,000,000 155,000,000 — 42

As of December 31, 2019 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A $ — — — b. Membership Stock - Class B 1,961,300 1,961,300 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 1,961,300 1,961,300 — f. Actual or estimated borrowing capacity as determined by the insurer $ 245,000,000 245,000,000 — Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2020 Eligible for Redemption Membership Stock 1 Current Period Total (2+3+4+5+6) 2 Not Eligible for Redemption 3 Less Than 6 Months 4 6 Months to Less than 1 Year 5 1 to Less than 3 Years 6 3 to 5 Years 1 Class A $ — $ — $ — $ — $ — $ — 2 Class B 1,560,700 1,418,720 — 141,980 — — 10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $400 million and $250 million (as a return of capital) in 2020 and 2019, respectively. For additional information, see Note 7. No dividends were paid in 2018. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $334,109,047 in 2021. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2020 2019 Unrealized capital losses, gross of tax $ (224,889,772) $ (298,629,852) Asset valuation reserve (134,693,701) (128,507,852) Nonadmitted asset values (40,454,760) (70,109,152) Separate Account expense allowance 33,780,546 43,935,527 11. Separate Accounts The Company maintained Separate Account assets totaling $28,430,266,880 and $27,243,815,730 as of December 31, 2020 and 2019, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. 43

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2020 and 2019, the Company’s Separate Account statement included legally insulated assets of $28,430,266,880 and $27,243,815,730, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $515,178,848, $533,685,441 and $575,989,832 for the years ended December 31, 2020, 2019 and 2018, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. An analysis of the Separate Accounts as of December 31, 2020 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2020 $ — $ — $ — $ 285,780,328 $ 285,780,328 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 28,369,933,867 $ 28,369,933,867 Amortized cost — — — — — Total reserves $ — $ — $ — $ 28,369,933,867 $ 28,369,933,867 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 28,048,820,141 28,048,820,141 At book value without market value adjustment and with surrender charge of less than 5% — — — — — Subtotal — — — 28,048,820,141 28,048,820,141 Not subject to discretionary withdrawal — — — 321,113,726 321,113,726 Total $ — $ — $ — $ 28,369,933,867 $ 28,369,933,867 Below is a reconciliation of net transfers from Separate Accounts: December 31, 2020 December 31, 2019 December 31, 2018 Transfer to Separate Accounts 285,780,328 $ 293,283,966 $ 320,805,640 Transfer from Separate Accounts 2,882,960,715 3,388,130,028 3,836,797,059 Net Transfer from Separate Accounts (2,597,180,387) (3,094,846,062) (3,515,991,419) Internal exchanges and other Separate Account activity (7,948,104) (8,041,963) (11,772,160) Transfer from Separate Accounts on the Statements of Operations $ (2,605,128,491) $ (3,102,888,025) $ (3,527,763,579) 12. Commitments and Contingent Liabilities a. Litigation The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. 44

b. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2020, 2019, and 2018. The Company had immaterial guaranty fund receivables as of December 31, 2020 and 2019, respectively. c. Contingent Commitments As of December 31, 2020 and 2019, the Company has outstanding commitments totaling $283,651,910 and $227,227,134, respectively, of which $232,421,082 and $179,967,557, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2020 and 2019, $47,560,178 and $29,402,077, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $3,670,650 and $17,857,500 are related to various funding obligations associated with private placement securities, as of December 31, 2020 and 2019, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2020 and December 31, 2019, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. d. Leases Transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $1,088,395, $1,020,253 and $1,196,952 in 2020. 2019 and 2018, respectively. Future minimum rental commitments are immaterial. The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut. e. Tax Matters 45

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2016, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $11,683,415, $14,693,111, and $25,866,633 related to the Separate Account DRD for the years ended December 31, 2020, 2019, and 2018, respectively. 13. Subsequent Events On January 18, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC, and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. As part of the transaction, the Company will have new indirect owners. The Company has evaluated events subsequent to December 31, 2020, through April 8, 2021, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. 46